                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-21219
                                                      ---------

                   Eaton Vance Insured Municipal Bond Fund II
                   ------------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                               September 30, 2004
                               ------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-21217
                                                      ---------

              Eaton Vance Insured California Municipal Bond Fund II
              -----------------------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                               September 30, 2004
                               ------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-21222
                                                      ---------

                 Eaton Vance Insured Florida Municipal Bond Fund
                 -----------------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                               September 30, 2004
                               ------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-21225
                                                      ---------

              Eaton Vance Insured Massachusetts Municipal Bond Fund
              -----------------------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                               September 30, 2004
                               ------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act File Number: 811-21224
                                                     ---------

                Eaton Vance Insured Michigan Municipal Bond Fund
                ------------------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                               September 30, 2004
                               ------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-21229
                                                      ---------

               Eaton Vance Insured New Jersey Municipal Bond Fund
               --------------------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                               September 30, 2004
                               ------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-21218
                                                      ---------

               Eaton Vance Insured New York Municipal Bond Fund II
               ---------------------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                               September 30, 2004
                               ------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-21226
                                                      ---------

                  Eaton Vance Insured Ohio Municipal Bond Fund
                  --------------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                               September 30, 2004
                               ------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-21227
                                                      ---------

              Eaton Vance Insured Pennsylvania Municipal Bond Fund
              ----------------------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                               September 30, 2004
                               ------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[GRAPHIC IMAGE]

ANNUAL REPORT SEPTEMBER 30, 2004

EATON VANCE INSURED MUNICIPAL BOND FUNDS

CLOSED-END FUNDS:

INSURED MUNICIPAL II

INSURED CALIFORNIA II

INSURED FLORIDA

INSURED MASSACHUSETTS

INSURED MICHIGAN

INSURED NEW JERSEY

INSURED NEW YORK II

INSURED OHIO

INSURED PENNSYLVANIA

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

           For more information about Eaton Vance's privacy policies, call: 1-800-262-1122.


                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


Each Fund will file a schedule of its portfolio holdings on Form N-Q with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year. Each Fund's Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).


From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE INSURED MUNICIPAL BOND FUNDS as of September 30, 2004
LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
President

The municipal bond market consists of a broad array of bond issues, with widely varying features and performance characteristics that may make them appropriate for a specific investment scenario. In this edition of our continuing educational series, we will feature zero coupon bonds - a variety of bond that has seen increasing use by investors over the past 20 years - and discuss why they can provide flexibility in managing a bond portfolio.

THE 1980's BROUGHT NEW VARIATIONS TO THE BOND MARKET...

Any discussion of zero coupon bonds should start with the term "coupon." Traditionally, bonds were issued in certificate form, with interest coupons attached, which the owner would clip and present for payment. The coupon rate indicates the rate of annual interest the issuer pays to the bondholder. For example, a $1,000 bond with a 5% coupon makes two semiannual interest payments of $25 each.

Today, most bonds are issued as "book-entry bonds," registered in the owner's name on the books of the issuer, but not delivered in certificate form. That change has not only replaced the antiquated coupon-clipping system, but also encouraged the development of new types of bonds - including zero coupon bonds, introduced in 1982.

ZERO-COUPONS: NO INTEREST PAYMENTS, BUT A PREDICTABLE LUMP-SUM PAYMENT AT MATURITY...

Zero coupon bonds do not have coupons attached and do not make regular interest payments. Instead, they are issued at a discount, usually well below par, or face value. As with coupon bonds, the bondholder receives face value if the bond is held to its maturity date. Over time - from its issuance to its maturity - zero coupon bonds accrete to par, meaning that their price appreciates over time to reflect the accrual of "imputed" compound interest. An investor holding a zero coupon bond to maturity receives a lump sum payment from the issuer for face value reflecting the initial investment plus interest that has accrued. Although zero coupon bonds do not pay any interest until they mature, the accrual of "imputed" compound interest is recognized currently. Mutual funds are required to distribute substantially all of their income (including accrued income) annually. A fund may therefore be required to sell securities to obtain cash needed for income distributions.

ZERO COUPON BONDS PROVIDE PORTFOLIO MANAGERS ADDITIONAL FLEXIBILITY...

For a portfolio manager, zero coupons can play a useful strategic role. Like other bonds, zero coupon bond prices are affected by market conditions, changes in an issuer's underlying fundamentals and fluctuations in interest rates. Because they pay no coupon or periodic interest payments, they typically display more price sensitivity than other bonds in response to changes in interest rates. Therefore, zero coupon bonds can provide more appreciation potential in a declining interest rate environment. Of course, zero coupons display increased DOWNSIDE volatility in the event of an INCREASE in interest rates.

Some zero coupon bonds start out as coupon-bearing bonds, which are then deposited with a trustee and subsequently "stripped" of their coupons. New securities are then created from principal and coupon payments. This allows an investor to choose a maturity to match the time when funds will be needed. Moreover, because of their many permutations, zero coupon bonds can help balance income-oriented bonds with performance-oriented zero coupons, providing more versatility in managing a municipal portfolio.

                                                Sincerely,

                                                /s/ Thomas J. Fetter

                                                Thomas J. Fetter
                                                President
                                                November 10, 2004

SHARES OF THE FUNDS ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELDS WILL VARY.

EATON VANCE INSURED MUNICIPAL BOND FUNDS as of September 30, 2004
MARKET RECAP

The U.S. economy continued to expand in the year ended September 30, 2004, although at a somewhat more moderate rate as the fiscal year drew to a close. One key economic factor was the surge in gasoline and energy prices, which raised fears that inflation could re-emerge. Amid those concerns, bond market performance was less robust in the second half of the year than in the first half.

IN AN UNEVEN ECONOMY, SOME SECTORS GENERATED GROWTH...

The nation's Gross Domestic Product grew by 3.7% in the third quarter of 2004, following a 2.8% rise in the second quarter. Economic activity was uneven, with some segments slowing, while others grew at varying rates. For example, retail sales slowed in reaction to consumer concerns over inflation and ongoing geo-political events. Auto sales were impacted by higher gas prices, with buyers opting for fuel-efficient smaller vehicles over SUVs and trucks.

Interestingly, manufacturing activity grew stronger, driven by rising demand for durable goods and capital equipment. Demand for aerospace equipment, steel products, industrial machinery, and information technology products was especially strong. Non-durable goods manufacturing, tied more closely to consumer spending, weakened significantly. The construction sector followed recent patterns, with residential building on the rise, while commercial activity lagged.

HOWEVER ERRATIC, JOB GROWTH HAS GAINED SOME STRENGTH...

Meanwhile, job growth continued to puzzle many economists throughout much of the year. Having made significant productivity improvements during the recent economic downturn, many businesses were slow to return to previous employment levels. As a result, job gains during the summer and early fall fell short of expectations. However, later reports brought news of a surge in new employment, with strength in construction areas, as well as in the energy, transportation, health care and service sectors. The nation's unemployment rate fell to 5.4% in September 2004, down from 6.1% a year earlier.

[CHART]

Municipal bond yields were 98% of Treasury yields

30-Year AAA-rated General Obligation (GO) Bonds*   4.81%

Taxable equivalent yield in 35.0% tax bracket      7.40%

30-Year Treasury Bond                              4.91%

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund's yield. Statistics as of September 30, 2004.

Past performance is no guarantee of future results.
Source: Bloomberg, L.P.

THE FEDERAL RESERVE REMAINED VIGILANT IN LIGHT OF RISING INFLATION...

Inflation re-emerged as a concern to investors and to the Federal Reserve. Oil prices soared amid supply concerns, which were exacerbated by the continuing turmoil in the Middle East, hurricanes in the Gulf of Mexico and surging demand from China. Against that backdrop, the Federal Reserve emphasized that it would wage a vigorous fight against inflation. After maintaining a stable interest rate policy for more than a year, the Fed raised its benchmark Federal Funds rate by 25 basis points in June, August and September 2004.

Following a strong rally in the first half of the year, the municipal bond market lost some momentum in the second half, as inflation exerted upward pressure on interest rates. For the year ended September 30, 2004, the Lehman Brothers Municipal Bond Index had a total return of 4.60%.*


*It is not possible to invest directly in an Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE VARIOUS PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

EATON VANCE INSURED MUNICIPAL BOND FUND II as of September 30, 2004 INVESTMENT UPDATE

THE FUND

- Based on share price (traded on the American Stock Exchange), the Fund had a total return of 14.59% for the year ended September 30, 2004. That return was the result of an increase in share price from $14.00 on September 30, 2003 to $14.82 on September 30, 2004 and the reinvestment of $1.001 in regular monthly dividends and $0.158 in capital gain distributions.(1)

- Based on net asset value, the Fund had a total return of 10.00% for the year ended September 30, 2004. That return was the result of an increase in net asset value per share from $14.79 on September 30, 2003 to $15.03 on September 30, 2004, and the reinvestment of all distributions.

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 4.60% during the year ended September 30, 2004.(2)

- Based on the most recent dividend and a share price of $14.82, the Fund had a market yield of 6.75% at September 30, 2004.(3) The Fund's market yield is equivalent to a taxable yield of 10.38%.(4)

[CHART]

RATING DISTRIBUTION(5),(6)

By total investments

AAA                    84.4%
AA                      3.9%
A                      10.5%
BBB                     0.2%
Non-Rated               1.0%

  * Private insurance does not decrease the risk of loss of principal associated with this investment.

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

MANAGEMENT UPDATE

- The U.S. economy continued to expand modestly in 2004, although consumers grew increasingly worried about rising fuel costs. Economic growth was supported primarily by capital spending, as businesses made new investments in computers and machinery. The U.S. jobless rate was 5.4% in September 2004, down from 6.1% a year ago.

- Insured* transportation bonds were the Fund's largest sector weighting at September 30, 2004. These bonds financed the construction and upgrading of major transportation projects, including those for highways and turnpike authorities, bridges and tunnels, rapid transit, skyway and monorail construction.

- Insured* general obligations (GOs) were a major focus of the Fund. In an uneven recovery, the revenue outlook for states and municipalities has remained under careful scrutiny. Insured* GOs provided a dependable revenue stream, as well as very high quality.

- Insured* water revenue bonds were a large commitment of the Fund. Essential service revenues have tended to be less affected by the overall economy. Water issues have constituted a large portion of municipal issuance in recent years, as states have addressed the issues of growth and aging infrastructure.

- At September 30, 2004, the Fund had leverage in the amount of approximately 37% of the Fund's total assets. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR SHARE PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN.

FUND INFORMATION
as of September 30, 2004

PERFORMANCE(7)

Average Annual Total Return (by share price, American Stock Exchange)

One Year                                                                   14.59%
Life of Fund (11/29/02)                                                     9.23

Average Annual Total Return (by net asset value)

One Year                                                                   10.00%
Life of Fund (11/29/02)                                                    10.07

(1) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME TAX AND/OR ALTERNATIVE MINIMUM TAX; INCOME MAY BE SUBJECT TO STATE INCOME TAX.
(2) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT THE COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.
(3) THE FUND'S MARKET YIELD IS CALCULATED BY DIVIDING THE MOST RECENT DIVIDEND PER SHARE BY THE SHARE PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(4) TAXABLE-EQUIVALENT YIELD ASSUMES A MAXIMUM 35.00% FEDERAL INCOME TAX RATE. A LOWER TAX RATE WOULD RESULT IN A LOWER TAX-EQUIVALENT FIGURE.
(5) RATING DISTRIBUTION MAY NOT BE REPRESENTATIVE OF THE FUND'S CURRENT OR FUTURE INVESTMENTS.
(6) RATING DISTRIBUTION IS DETERMINED BY DIVIDING THE TOTAL MARKET VALUE OF THE ISSUES BY THE TOTAL INVESTMENTS OF THE FUND.
(7) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN SHARE PRICE OR NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. PERFORMANCE RESULTS REFLECT THE EFFECT OF LEVERAGE RESULTING FROM THE FUND'S ISSUANCE OF AUCTION PREFERRED SHARES.

EATON VANCE INSURED CALIFORNIA MUNICIPAL BOND FUND II as of September 30, 2004 INVESTMENT UPDATE

THE FUND

- Based on share price (traded on the American Stock Exchange), the Fund had a total return of 13.27% for the year ended September 30, 2004. That return was the result of an increase in share price from $13.80 on September 30, 2003 to $14.58 on September 30, 2004 and the reinvestment of $0.948 in regular monthly dividends and $0.060 in capital gain distributions.(1)

- Based on net asset value, the Fund had a total return of 6.84% for the year ended September 30, 2004. That return was the result of a decrease in net asset value per share from $14.56 on September 30, 2003 to $14.51 on September 30, 2004, and the reinvestment of all distributions.

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 4.60% during the year ended September 30, 2004.(2)

- Based on the most recent dividend and a share price of $14.58, the Fund had a market yield of 6.50% at September 30, 2004.(3) The Fund's market yield is equivalent to a taxable yield of 11.03%.(4)

[CHART]

RATING DISTRIBUTION(5),(6)

By total investments

AAA                    93.4%
AA                      2.9%
A                       3.7%

  * Private insurance does not decrease the risk of loss of principal associated with this investment.

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE

- While the California economy managed to halt its job losses in 2004, the state continued to lag the nation in new job creation. Although the state's information technology area was slow to recover, business services, energy and construction sectors were strong. The state's September 2004 jobless rate was 5.9%, down from 6.7% a year ago.

- Insured* general obligations (GOs) constituted the Fund's largest sector weighting at September 30, 2004. The Fund's investments focused primarily on local school district bonds. Given the slow recovery of the California economy, insured* GOs provided an added measure of security.

- Insured* lease revenue/certificates of participation (COPs) constituted significant investments. COPs are an alternative financing tool employed to finance educational facilities, water facilities and public improvements.

- Insured* sewer revenue bonds were large investments for the Fund. With California facing critical water shortages, large communities such as Los Angeles and the Bay Area play a major role in developing more efficient water and wastewater treatment facilities.

- At September 30, 2004, the Fund had leverage in the amount of approximately 38% of the Fund's total assets. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR SHARE PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN.

FUND INFORMATION
as of September 30, 2004

PERFORMANCE(7)

Average Annual Total Return (by share price, American Stock Exchange)

One Year                                                                   13.27%
Life of Fund (11/29/02)                                                     7.62

Average Annual Total Return (by net asset value)

One Year                                                                    6.84%
Life of Fund (11/29/02)                                                     7.34

(1) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME TAX AND/OR ALTERNATIVE MINIMUM TAX; INCOME MAY BE SUBJECT TO STATE INCOME TAX.
(2) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT THE COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.
(3) THE FUND'S MARKET YIELD IS CALCULATED BY DIVIDING THE MOST RECENT DIVIDEND PER SHARE BY THE SHARE PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(4) TAXABLE-EQUIVALENT YIELD ASSUMES A MAXIMUM 41.05% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER TAX RATE WOULD RESULT IN A LOWER TAX-EQUIVALENT FIGURE.
(5) RATING DISTRIBUTION MAY NOT BE REPRESENTATIVE OF THE FUND'S CURRENT OR FUTURE INVESTMENTS.
(6) RATING DISTRIBUTION IS DETERMINED BY DIVIDING THE TOTAL MARKET VALUE OF THE ISSUES BY THE TOTAL INVESTMENTS OF THE FUND.
(7) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN SHARE PRICE OR NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. PERFORMANCE RESULTS REFLECT THE EFFECT OF LEVERAGE RESULTING FROM THE FUND'S ISSUANCE OF AUCTION PREFERRED SHARES.

EATON VANCE INSURED FLORIDA MUNICIPAL BOND FUND as of September 30, 2004 INVESTMENT UPDATE

THE FUND

- Based on share price (traded on the American Stock Exchange), the Fund had a total return of 12.29% for the year ended September 30, 2004. That return was the result of an increase in share price from $14.10 on September 30, 2003 to $14.75 on September 30, 2004 and the reinvestment of $0.930 in regular monthly dividends and $0.080 in capital gain distributions.(1)

- Based on net asset value, the Fund had a total return of 7.12% for the year ended September 30, 2004. That return was the result of a decrease in net asset value per share from $14.55 on September 30, 2003 to $14.52 on September 30, 2004, and the reinvestment of all distributions.

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 4.60% during the year ended September 30, 2004.(2)

- Based on the most recent dividend and a share price of $14.75, the Fund had a market yield of 6.31% at September 30, 2004.(3) The Fund's market yield is equivalent to a taxable yield of 9.71%.(4)

[CHART]

RATING DISTRIBUTION(5),(6)

By total investments

AAA                    92.0%
AA                      5.2%
A                       2.8%

  * Private insurance does not decrease the risk of loss of principal associated with this investment.

[PHOTO OF CRAIG BRANDON]
Craig Brandon
Portfolio Manager

MANAGEMENT UPDATE

- Florida's economic recovery has remained among the strongest in the nation. Residential building has fueled a robust construction sector, while tourism - despite the disruptions caused by a very active hurricane season - has continued to recover. The state's jobless rate was 4.5% in September 2004, down from 5.1% a year ago.

- Insured* special tax revenue bonds were the Fund's largest sector weightings at September 30, 2004. These bonds are secured by the levy of special assessments - as opposed to property taxes - by local governments. The levies help defray costs on improvements or infrastructures that benefit local property owners.

- Within the insured* hospital sector, the Fund focused its investments on institutions with lean operations, sound finances and in-demand specialties, such as cancer and cardiac care and children's health services.

- Insured* general obligations (GOs) were a significant investment. In a strong state economic recovery, Florida municipalities have seen a rebound in tax receipts.

- At September 30, 2004, the Fund had leverage in the amount of approximately 38% of the Fund's total assets. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR SHARE PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN.

FUND INFORMATION
as of September 30, 2004

PERFORMANCE(7)

Average Annual Total Return (by share price, American Stock Exchange)

One Year                                                                   12.29%
Life of Fund (11/29/02)                                                     8.27

Average Annual Total Return (by net asset value)

One Year                                                                    7.12%
Life of Fund (11/29/02)                                                     7.35

(1) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME TAX AND/OR ALTERNATIVE MINIMUM TAX AND STATE INTANGIBLES TAX.
(2) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT THE COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.
(3) THE FUND'S MARKET YIELD IS CALCULATED BY DIVIDING THE MOST RECENT DIVIDEND PER SHARE BY THE SHARE PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(4) TAXABLE-EQUIVALENT YIELD ASSUMES A MAXIMUM 35.00% COMBINED FEDERAL AND STATE INTANGIBLES TAX RATE. A LOWER TAX RATE WOULD RESULT IN A LOWER TAX-EQUIVALENT FIGURE.
(5) RATING DISTRIBUTION MAY NOT BE REPRESENTATIVE OF THE FUND'S CURRENT OR FUTURE INVESTMENTS.
(6) RATING DISTRIBUTION IS DETERMINED BY DIVIDING THE TOTAL MARKET VALUE OF THE ISSUES BY THE TOTAL INVESTMENTS OF THE FUND.
(7) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN SHARE PRICE OR NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. PERFORMANCE RESULTS REFLECT THE EFFECT OF LEVERAGE RESULTING FROM THE FUND'S ISSUANCE OF AUCTION PREFERRED SHARES.

EATON VANCE INSURED MASSACHUSETTS MUNICIPAL BOND FUND as of September 30, 2004 INVESTMENT UPDATE

THE FUND

- Based on share price (traded on the American Stock Exchange), the Fund had a total return of 16.66% for the year ended September 30, 2004. That return was the result of an increase in share price from $14.45 on September 30, 2003 to $15.57 on September 30, 2004 and the reinvestment of $0.948 in regular monthly dividends and $0.225 in capital gain distributions.(1)

- Based on net asset value, the Fund had a total return of 9.74% for the year ended September 30, 2004. That return was the result of an increase in net asset value per share from $14.67 on September 30, 2003 to $14.87 on September 30, 2004, and the reinvestment of all distributions.

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 4.60% during the year ended September 30, 2004.(2)

- Based on the most recent dividend and a share price of $15.57, the Fund had a market yield of 6.09% at September 30, 2004.(3) The Fund's market yield is equivalent to a taxable yield of 9.89%.(4)

[CHART]

RATING DISTRIBUTION(5),(6)

By total investments

AAA                    84.7%
AA                      5.2%
A                       7.3%
BBB                     2.8%

  * Private insurance does not decrease the risk of loss of principal associated with this investment.

[PHOTO OF ROBERT B. MACINTOSH]
Robert B. MacIntosh
Portfolio Manager

MANAGEMENT UPDATE

- The Massachusetts economy continued to improve in 2004, although job growth trailed the national economy. Construction activity was strong, especially in the residential segment. The state's financial sector reflected the recovery of the financial markets. The state's September 2004 jobless rate was 4.6%, down from 5.9% a year ago and below the national rate.

- Insured* private and public education bonds were among the Fund's largest sector weighting at September 30, 2004, including some of Massachusetts's finest universities. Historically, these institutions have tended to enjoy strong applicant demand and stable revenues, irrespective of the economic environment.

- Insured general obligations (GOs)* remained a significant focus for the Fund. Secured by the Commonwealth's various taxing powers - or, for local issuers, by local property taxes - these bonds are deemed the most secure of all municipal debt.

- Insured* lease revenue/certificates of participation (COPs) were major Fund holdings. These are bonds whose principal and interest are payable from rental payments from a lessee, often drawn from the earnings of an enterprise or taxes levied by the lessee.

- At September 30, 2004, the Fund had leverage in the amount of approximately 37% of the Fund's total assets. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR SHARE PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN.

FUND INFORMATION
as of September 30, 2004

PERFORMANCE(7)

Average Annual Total Return (by share price, American Stock Exchange)

One Year                                                                   16.66%
Life of Fund (11/29/02)                                                    12.01

Average Annual Total Return (by net asset value)

One Year                                                                    9.74%
Life of Fund (11/29/02)                                                     9.24

(1) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME TAX AND/OR ALTERNATIVE MINIMUM TAX; INCOME MAY BE SUBJECT TO STATE INCOME TAX.
(2) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT THE COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.
(3) THE FUND'S MARKET YIELD IS CALCULATED BY DIVIDING THE MOST RECENT DIVIDEND PER SHARE BY THE SHARE PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(4) TAXABLE-EQUIVALENT YIELD ASSUMES A MAXIMUM 38.45% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER TAX RATE WOULD RESULT IN A LOWER TAX-EQUIVALENT FIGURE.
(5) RATING DISTRIBUTION MAY NOT BE REPRESENTATIVE OF THE FUND'S CURRENT OR FUTURE INVESTMENTS.
(6) RATING DISTRIBUTION IS DETERMINED BY DIVIDING THE TOTAL MARKET VALUE OF THE ISSUES BY THE TOTAL INVESTMENTS OF THE FUND.
(7) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN SHARE PRICE OR NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. PERFORMANCE RESULTS REFLECT THE EFFECT OF LEVERAGE RESULTING FROM THE FUND'S ISSUANCE OF AUCTION PREFERRED SHARES.

EATON VANCE INSURED MICHIGAN MUNICIPAL BOND FUND as of September 30, 2004 INVESTMENT UPDATE

THE FUND

- Based on share price (traded on the American Stock Exchange), the Fund had a total return of 14.60% for the year ended September 30, 2004. That return was the result of an increase in share price from $14.41 on September 30, 2003 to $15.49 on September 30, 2004 and the reinvestment of $0.948 in regular monthly dividends.(1)

- Based on net asset value, the Fund had a total return of 8.96% for the year ended September 30, 2004. That return was the result of an increase in net asset value per share from $14.52 on September 30, 2003 to $14.84 on September 30, 2004, and the reinvestment of all distributions.

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 4.60% during the year ended September 30, 2004.(2)

- Based on the most recent dividend and a share price of $15.49, the Fund had a market yield of 6.12% at September 30, 2004.(3) The Fund's market yield is equivalent to a taxable yield of 9.80%.(4)

[CHART]

RATING DISTRIBUTION(5),(6)

By total investments

AAA                    81.9%
AA                      4.4%
A                      13.7%

  * Private insurance does not decrease the risk of loss of principal associated with this investment.

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

MANAGEMENT UPDATE

- Michigan's economy saw a weak recovery in 2004, with employment growth among the slowest of the 50 states. Manufacturing continued to shed jobs, despite new sales incentives in the key auto sector, while government jobs declined amid budgetary concerns. The state's September 2004 jobless rate was 6.8%, down from 7.6% a year ago.

- Insured* general obligations (GOs) constituted the Fund's largest sector weighting at September 30, 2004 and provided a high-quality investment in a still-recovering economy. The Fund's investments were focused on school district and local board of education issues, which typically have fairly stable revenues.

- In a highly competitive hospital sector, the Fund remained very selective. Management emphasized insured* bonds of institutions it believes have a competitive advantage due to marketable health care services and underlying financial strength.

- Insured* special tax revenue bonds were significant investments. Secured by the levy of special assessments, the bonds helped finance improvements that benefited local property owners.

- At September 30, 2004, the Fund had leverage in the amount of approximately 38% of the Fund's total assets. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR SHARE PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN.

FUND INFORMATION
as of September 30, 2004

PERFORMANCE(7)

Average Annual Total Return (by share price, American Stock Exchange)

One Year                                                                   14.60%
Life of Fund (11/29/02)                                                    10.76

Average Annual Total Return (by net asset value)

One Year                                                                    8.96%
Life of Fund (11/29/02)                                                     8.21

(1) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME TAX AND/OR ALTERNATIVE MINIMUM TAX; INCOME MAY BE SUBJECT TO STATE INCOME TAX.
(2) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT THE COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.
(3) THE FUND'S MARKET YIELD IS CALCULATED BY DIVIDING THE MOST RECENT DIVIDEND PER SHARE BY THE SHARE PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(4) TAXABLE-EQUIVALENT YIELD ASSUMES A MAXIMUM 37.54% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER TAX RATE WOULD RESULT IN A LOWER TAX-EQUIVALENT FIGURE.
(5) RATING DISTRIBUTION MAY NOT BE REPRESENTATIVE OF THE FUND'S CURRENT OR FUTURE INVESTMENTS.
(6) RATING DISTRIBUTION IS DETERMINED BY DIVIDING THE TOTAL MARKET VALUE OF THE ISSUES BY THE TOTAL INVESTMENTS OF THE FUND.
(7) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN SHARE PRICE OR NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. PERFORMANCE RESULTS REFLECT THE EFFECT OF LEVERAGE RESULTING FROM THE FUND'S ISSUANCE OF AUCTION PREFERRED SHARES.

EATON VANCE INSURED NEW JERSEY MUNICIPAL BOND FUND as of September 30, 2004 INVESTMENT UPDATE

THE FUND

- Based on share price (traded on the American Stock Exchange), the Fund had a total return of 15.37% for the year ended September 30, 2004. That return was the result of an increase in share price from $14.52 on September 30, 2003 to $15.49 on September 30, 2004 and the reinvestment of $0.960 in regular monthly dividends and $0.206 in capital gain distributions.(1)

- Based on net asset value, the Fund had a total return of 9.83% for the year ended September 30, 2004. That return was the result of an increase in net asset value per share from $14.76 on September 30, 2003 to $14.99 on September 30, 2004, and the reinvestment of all distributions.

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 4.60% during the year ended September 30, 2004.(2)

- Based on the most recent dividend and a share price of $15.49, the Fund had a market yield of 6.20% at September 30, 2004.(3) The Fund's market yield is equivalent to a taxable yield of 10.48%.(4)

[CHART]

RATING DISTRIBUTION(5),(6)

By total investments

AAA                    85.1%
AA                      6.4%
A                       3.6%
BBB                     4.9%

  * Private insurance does not decrease the risk of loss of principal associated with this investment.

[PHOTO OF ROBERT B. MACINTOSH]
Robert B. MacIntosh
Portfolio Manager

MANAGEMENT UPDATE

- The New Jersey economy continued to expand in 2004, with new employment generated across the state. Job growth exceeded the national rate, with the strongest areas in construction, health care, state and local government and business services. The state's September 2004 jobless rate was 4.8%, down from 5.8% a year ago.

- Insured* public education bonds were the Fund's largest sector weighting at September 30, 2004, and generally enjoyed stable enrollment and revenues. The Fund's investments included bonds for the state university system, a community college and the state's medical and dentistry school.

- Insured* transportation bonds were major components of the Fund. Investments included bonds for river authorities, port facilities and regional transportation authorities, which are key elements of New Jersey's economic infrastructure.

- Insured* general obligations bonds represented a significant investment for the Fund. With a focus on issuers management believed likely to weather a still uncertain economic outlook, the Fund's holdings were investments of high quality and liquidity.

- At September 30, 2004, the Fund had leverage in the amount of approximately 37% of the Fund's total assets. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR SHARE PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN.

FUND INFORMATION
as of September 30, 2004

PERFORMANCE(7)

Average Annual Total Return (by share price, American Stock Exchange)

One Year                                                                   15.37%
Life of Fund (11/29/02)                                                    11.63

Average Annual Total Return (by net asset value)

One Year                                                                    9.83%
Life of Fund (11/29/02)                                                     9.66

(1) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME TAX AND/OR ALTERNATIVE MINIMUM TAX; INCOME MAY BE SUBJECT TO STATE INCOME TAX.
(2) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT THE COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.
(3) THE FUND'S MARKET YIELD IS CALCULATED BY DIVIDING THE MOST RECENT DIVIDEND PER SHARE BY THE SHARE PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(4) TAXABLE-EQUIVALENT YIELD ASSUMES A MAXIMUM 40.83% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER TAX RATE WOULD RESULT IN A LOWER TAX-EQUIVALENT FIGURE.
(5) RATING DISTRIBUTION MAY NOT BE REPRESENTATIVE OF THE FUND'S CURRENT OR FUTURE INVESTMENTS.
(6) RATING DISTRIBUTION IS DETERMINED BY DIVIDING THE TOTAL MARKET VALUE OF THE ISSUES BY THE TOTAL INVESTMENTS OF THE FUND.
(7) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN SHARE PRICE OR NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. PERFORMANCE RESULTS REFLECT THE EFFECT OF LEVERAGE RESULTING FROM THE FUND'S ISSUANCE OF AUCTION PREFERRED SHARES.

EATON VANCE INSURED NEW YORK MUNICIPAL BOND FUND II as of September 30, 2004 INVESTMENT UPDATE

THE FUND

- Based on share price (traded on the American Stock Exchange), the Fund had a total return of 14.39% for the year ended September 30, 2004. That return was the result of an increase in share price from $13.71 on September 30, 2003 to $14.46 on September 30, 2004 and the reinvestment of $0.963 in regular monthly dividends and $0.221 in capital gain distributions.(1)

- Based on net asset value, the Fund had a total return of 8.75% for the year ended September 30, 2004. That return was the result of an increase in net asset value per share from $14.87 on September 30, 2003 to $14.91 on September 30, 2004, and the reinvestment of all distributions.

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 4.60% during the year ended September 30, 2004.(2)

- Based on the most recent dividend and a share price of $14.46, the Fund had a market yield of 6.66% at September 30, 2004.(3) The Fund's market yield is equivalent to a taxable yield of 11.10%.(4)

[CHART]

RATING DISTRIBUTION(5),(6)

By total investments

AAA                    84.5%
AA                      6.9%
A                       3.8%
BBB                     3.0%
Non-Rated               1.8%

  * Private insurance does not decrease the risk of loss of principal associated with this investment.

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
Portfolio Manager

MANAGEMENT UPDATE

- In 2004, the New York economy registered its strongest growth since the 2001 recession. The state saw a significant upturn in key sectors, such as business services, information, technology and continued growth in health care, education and tourism. These areas offset job losses in manufacturing, banking and government. The state's September 2004 jobless rate was 5.5%, down from 6.4% a year ago.

- Insured* transportation bonds were the Fund's largest weighting at September 30, 2004. Holdings included issues for toll bridges, mass transit and port authorities, which have increased their investments to meet the New York area's growth and security needs.

- Insured* private education bonds were a significant focus of the Fund, with an emphasis on dormitory issues. These bonds provides financing for the construction and expansion of dormitories, classrooms and lab facilities for public and private universities throughout the state.

- Insured* water and sewer bonds represented a major investment. Many New York communities have needed to modernize their water facilities. Increased issuance of bonds to finance these projects has provided the Fund with income opportunities.

- At September 30, 2004, the Fund had leverage in the amount of approximately 37% of the Fund's total assets. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR SHARE PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN.

FUND INFORMATION
as of September 30, 2004

PERFORMANCE(7)

Average Annual Total Return (by share price, American Stock Exchange)

One Year                                                                   14.39%
Life of Fund (11/29/02)                                                     7.80

Average Annual Total Return (by net asset value)

One Year                                                                    8.75%
Life of Fund (11/29/02)                                                     9.61

(1) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME TAX AND/OR ALTERNATIVE MINIMUM TAX; INCOME MAY BE SUBJECT TO STATE INCOME TAX.
(2) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT THE COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.
(3) THE FUND'S MARKET YIELD IS CALCULATED BY DIVIDING THE MOST RECENT DIVIDEND PER SHARE BY THE SHARE PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(4) TAXABLE-EQUIVALENT YIELD ASSUMES A MAXIMUM 40.01% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER TAX RATE WOULD RESULT IN A LOWER TAX-EQUIVALENT FIGURE.
(5) RATING DISTRIBUTION MAY NOT BE REPRESENTATIVE OF THE FUND'S CURRENT OR FUTURE INVESTMENTS.
(6) RATING DISTRIBUTION IS DETERMINED BY DIVIDING THE TOTAL MARKET VALUE OF THE ISSUES BY THE TOTAL INVESTMENTS OF THE FUND.
(7) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN SHARE PRICE OR NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. PERFORMANCE RESULTS REFLECT THE EFFECT OF LEVERAGE RESULTING FROM THE FUND'S ISSUANCE OF AUCTION PREFERRED SHARES.

EATON VANCE INSURED OHIO MUNICIPAL BOND FUND as of September 30, 2004 INVESTMENT UPDATE

THE FUND

- Based on share price (traded on the American Stock Exchange), the Fund had a total return of 12.49% for the year ended September 30, 2004. That return was the result of an increase in share price from $14.43 on September 30, 2003 to $15.20 on September 30, 2004 and the reinvestment of $0.930 in regular monthly dividends and $0.033 in capital gain distributions.(1)

- Based on net asset value, the Fund had a total return of 6.94% for the year ended September 30, 2004. That return was the result of an increase in net asset value per share from $14.62 on September 30, 2003 to $14.64 on September 30, 2004, and the reinvestment of all distributions.

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 4.60% during the year ended September 30, 2004.(2)

- Based on the most recent dividend and a share price of $15.20, the Fund had a market yield of 6.12% at September 30, 2004.(3) The Fund's market yield is equivalent to a taxable yield of 10.18%.(4)

[CHART]

RATING DISTRIBUTION(5),(6)

By total investments

AAA                    82.8%
AA                      6.1%
A                       5.3%
BBB                     2.6%
Non-Rated               3.2%

  * Private insurance does not decrease the risk of loss of principal associated with this investment.

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
Portfolio Manager

MANAGEMENT UPDATE

- Ohio's economy continued to stabilize in 2004, as the pace of job loss eased significantly. While the long-troubled manufacturing sector contracted further, the health care and educational sectors remained a strong source of new job creation. The state's September 2004 jobless rate was 6.0%, down slightly from 6.1% a year ago.

- Insured* general obligations (GOs) were the Fund's largest sector weighting at September 30, 2004, a high-quality investment in a still-recovering economy. The Fund's investments were focused on school district and local board of education issues, which typically had stable revenues, a characteristic valued by investors.

- Insured* public education bonds represented the second largest weighting within the Fund. Investments included universities whose stable tuition and fee income have provided some insulation in an uncertain economic climate.

- Insured* special tax revenue bonds provided an attractive income stream. Investments included issues for Hamilton County and Puerto Rico, providing issuers added flexibility in financing infrastructure-related projects.

- At September 30, 2004, the Fund had leverage in the amount of approximately 37% of the Fund's total assets. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR SHARE PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN.

FUND INFORMATION
as of September 30, 2004

PERFORMANCE(7)

Average Annual Total Return (by share price, American Stock Exchange)

One Year                                                                   12.49%
Life of Fund (11/29/02)                                                     9.73

Average Annual Total Return (by net asset value)

One Year                                                                    6.94%
Life of Fund (11/29/02)                                                     7.51

(1) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME TAX AND/OR ALTERNATIVE MINIMUM TAX; INCOME MAY BE SUBJECT TO STATE INCOME TAX.
(2) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT THE COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.
(3) THE FUND'S MARKET YIELD IS CALCULATED BY DIVIDING THE MOST RECENT DIVIDEND PER SHARE BY THE SHARE PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(4) TAXABLE-EQUIVALENT YIELD ASSUMES A MAXIMUM 39.88% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER TAX RATE WOULD RESULT IN A LOWER TAX-EQUIVALENT FIGURE.
(5) RATING DISTRIBUTION MAY NOT BE REPRESENTATIVE OF THE FUND'S CURRENT OR FUTURE INVESTMENTS.
(6) RATING DISTRIBUTION IS DETERMINED BY DIVIDING THE TOTAL MARKET VALUE OF THE ISSUES BY THE TOTAL INVESTMENTS OF THE FUND.
(7) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN SHARE PRICE OR NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. PERFORMANCE RESULTS REFLECT THE EFFECT OF LEVERAGE RESULTING FROM THE FUND'S ISSUANCE OF AUCTION PREFERRED SHARES.

EATON VANCE INSURED PENNSYLVANIA MUNICIPAL BOND FUND as of September 30, 2004 INVESTMENT UPDATE

THE FUND

- Based on share price (traded on the American Stock Exchange), the Fund had a total return of 12.57% for the year ended September 30, 2004. That return was the result of an increase in share price from $14.33 on September 30, 2003 to $14.98 on September 30, 2004 and the reinvestment of $0.937 in regular monthly dividends and $0.140 in capital gain distributions.(1)

- Based on net asset value, the Fund had a total return of 6.43% for the year ended September 30, 2004. That return was the result of a decrease in net asset value per share from $14.58 on September 30, 2003 to $14.41 on September 30, 2004, and the reinvestment of all distributions.

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 4.60% during the year ended September 30, 2004.(2)

- Based on the most recent dividend and a share price of $14.98, the Fund had a market yield of 6.26% at September 30, 2004.(3) The Fund's market yield is equivalent to a taxable yield of 9.94%.(4)

[CHART]

RATING DISTRIBUTION(5),(6)

By total investments

AAA                    91.1%
A                       8.4%
BBB                     0.5%

  * Private insurance does not decrease the risk of loss of principal associated with this investment.

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE

- Pennsylvania's job growth turned positive in 2004, following three years of job losses. Employment gains were spread across a range of industries, including retail, business services, education, health care, leisure and tourism. The Commonwealth's September 2004 jobless rate was 5.3%, down from 5.4% a year ago.

- Insured* general obligations (GOs) were the Fund's largest sector weighting at September 30, 2004. With a slow recovery holding down tax revenue growth, the Fund emphasized communities and school districts that management deemed to have stable property values and reliable revenue sources.

- Insured* transportation bonds were prominent in the Fund. Transportation plays a key role in Pennsylvania's manufacturing-based economy. Investments included issues for highways, turnpikes and port authorities.

- Insured* private education bonds were significant holdings. These investments provided quality investments from well-regarded issuers and included issues from private universities, a vocational institution and a private preparatory school.

- At September 30, 2004, the Fund had leverage in the amount of approximately 38% of the Fund's total assets. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR SHARE PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN.

FUND INFORMATION
as of September 30, 2004

PERFORMANCE(7)

Average Annual Total Return (by share price, American Stock Exchange)

One Year                                                                   12.57%
Life of Fund (11/29/02)                                                     9.40

Average Annual Total Return (by net asset value)

One Year                                                                    6.43%
Life of Fund (11/29/02)                                                     7.12

(1) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME TAX AND/OR ALTERNATIVE MINIMUM TAX; INCOME MAY BE SUBJECT TO STATE INCOME TAX.
(2) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT THE COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.
(3) THE FUND'S MARKET YIELD IS CALCULATED BY DIVIDING THE MOST RECENT DIVIDEND PER SHARE BY THE SHARE PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(4) TAXABLE-EQUIVALENT YIELD ASSUMES A MAXIMUM 37.00% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER TAX RATE WOULD RESULT IN A LOWER TAX-EQUIVALENT FIGURE.
(5) RATING DISTRIBUTION MAY NOT BE REPRESENTATIVE OF THE FUND'S CURRENT OR FUTURE INVESTMENTS.
(6) RATING DISTRIBUTION IS DETERMINED BY DIVIDING THE TOTAL MARKET VALUE OF THE ISSUES BY THE TOTAL INVESTMENTS OF THE FUND.
(7) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN SHARE PRICE OR NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. PERFORMANCE RESULTS REFLECT THE EFFECT OF LEVERAGE RESULTING FROM THE FUND'S ISSUANCE OF AUCTION PREFERRED SHARES.

INSURED MUNICIPAL BOND FUND II as of September 30, 2004
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 157.2%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                 VALUE
-----------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 1.6%
$          1,600   Cohasset, MN, PCR, (Allete, Inc.), 4.95%, 7/1/22                         $     1,621,520
             750   Minnesota Municipal Power Agency, 5.00%, 10/1/34                                 752,520
-----------------------------------------------------------------------------------------------------------
                                                                                            $     2,374,040
-----------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 7.4%
$          4,500   California, 5.25%, 4/1/30                                                $     4,627,755
           2,215   California, 5.50%, 11/1/33                                                     2,348,919
           4,000   New York City, NY, 5.25%, 1/15/33                                              4,125,760
-----------------------------------------------------------------------------------------------------------
                                                                                            $    11,102,434
-----------------------------------------------------------------------------------------------------------

HOSPITAL -- 5.4%
$            380   Cuyahoga County, OH, (Cleveland Clinic Health System),
                   5.50%, 1/1/29                                                            $       392,624
             500   Hawaii Pacific Health, 5.60%, 7/1/33                                             506,335
           1,000   Highlands County, FL, Health Facilities Authority,
                   (Adventist Health System), 5.375%, 11/15/35                                    1,026,040
           1,500   Lehigh County, PA, General Purpose Authority,
                   (Lehigh Valley Health Network), 5.25%, 7/1/32                                  1,507,215
           4,500   South Miami, FL, Health Facility Authority,
                   (Baptist Health), 5.25%, 11/15/33                                              4,589,460

-----------------------------------------------------------------------------------------------------------
                                                                                            $     8,021,674
-----------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 11.4%
$          2,500   Burlington, KS, PCR, (Kansas Gas & Electric Co.),
                   (MBIA), 5.30%, 6/1/31                                                    $     2,640,200
          22,685   Chelan County, WA, Public Utility District No. 1,
                   (Columbia River), (MBIA), 0.00%, 6/1/23                                        8,875,733
           3,900   Jea, FL, Electric System, (FSA), 5.00%, 10/1/34                                3,938,649
           1,500   Municipal Energy Agency, NE, (Power Supply System),
                   (FSA), 5.00%, 4/1/36                                                           1,530,510
-----------------------------------------------------------------------------------------------------------
                                                                                            $    16,985,092
-----------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 21.1%
$          1,600   Alvin, TX, Independent School District,
                   (MBIA), 3.25%, 2/15/27                                                   $     1,245,391
           2,550   Butler County, KS, Unified School District No. 394,
                   (FSA), 3.50%, 9/1/24                                                           2,179,128
           1,640   California, (XLCA), Variable Rate, 10/1/28(1)(2)                               1,762,246
           1,515   Chicago, IL, (MBIA), 5.00%, 1/1/42                                             1,523,529
          10,000   Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/23                        3,851,300
           2,000   Desert Sands, CA, Unified School District, (Election of 2001),
                   (FSA), 5.00%, 6/1/24                                                           2,089,560
$          5,830   King County, WA, (MBIA), 5.25%, 1/1/34                                   $     6,046,818
           2,080   Philadelphia, PA, (FSA), Variable Rate, 9/15/31(1)(2)                          2,177,885
           1,400   Phoenix, AZ, (AMBAC), 3.00%, 7/1/28                                            1,056,566
           5,490   Port Orange, FL, Capital Improvements, (FGIC),
                   5.00%, 10/1/35                                                                 5,612,921
          10,000   Washington, (Motor Vehicle Fuel), (MBIA),
                   0.00%, 12/1/23                                                                 3,851,300
-----------------------------------------------------------------------------------------------------------
                                                                                            $    31,396,644
-----------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 2.5%
$          3,000   Maryland HEFA, (Medlantic/Helix Issue), (FSA),
                   Variable Rate, 8/15/38(1)(2)                                             $     3,697,860
-----------------------------------------------------------------------------------------------------------
                                                                                            $     3,697,860
-----------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 2.9%
$          4,250   Massachusetts Development Finance Agency, (MBIA),
                   5.125%, 2/1/34                                                           $     4,354,635
-----------------------------------------------------------------------------------------------------------
                                                                                            $     4,354,635
-----------------------------------------------------------------------------------------------------------

INSURED-PRIVATE EDUCATION -- 3.8%
$          2,500   Massachusetts Development Finance Agency,
                   (Boston University), (XLCA), 6.00%, 5/15/59                              $     3,022,225
           2,500   Massachusetts Development Finance Agency,
                   (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33                              2,596,650
-----------------------------------------------------------------------------------------------------------
                                                                                            $     5,618,875
-----------------------------------------------------------------------------------------------------------

INSURED-PUBLIC EDUCATION -- 7.8%
$          3,500   College of Charleston, SC, Academic and
                   Administrative Facilities, (XLCA), 5.125%, 4/1/30                        $     3,609,690
           5,335   University of California, (AMBAC), 5.00%, 9/1/27                               5,452,103
           2,500   University of Massachusetts Building Authority, (AMBAC),
                   5.25%, 11/1/29                                                                 2,635,025
-----------------------------------------------------------------------------------------------------------
                                                                                            $    11,696,818
-----------------------------------------------------------------------------------------------------------

INSURED-SEWER REVENUE -- 1.7%
$          2,575   Tacoma, WA, Sewer Revenue, (FGIC),
                   5.00%, 12/1/31                                                           $     2,611,230
-----------------------------------------------------------------------------------------------------------
                                                                                            $     2,611,230
-----------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 7.9%
$          4,000   Metropolitan Pier and Exposition Authority,
                   (McCormick Place Expansion), IL, (MBIA),
                   5.25%, 6/15/42                                                           $     4,142,440

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                 VALUE
-----------------------------------------------------------------------------------------------------------
INSURED-SPECIAL TAX REVENUE (CONTINUED)
$          2,165   San Jose, CA, Redevelopment Agency Tax, (MBIA),
                   Variable Rate, 8/1/32(1)(2)                                              $     2,242,940
           5,325   Utah Transportation Authority Sales Tax, (FSA),
                   5.00%, 6/15/32                                                                 5,410,626
-----------------------------------------------------------------------------------------------------------
                                                                                            $    11,796,006
-----------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 38.4%
$          4,000   Chicago, IL, Transportation, (Skywalk), (AMBAC),
                   5.25%, 1/1/31                                                            $     4,162,280
          11,900   E-470 Public Highway Authority, CO, (MBIA),
                   0.00%, 9/1/22                                                                  4,980,745
          12,390   E-470 Public Highway Authority, CO, (MBIA),
                   0.00%, 9/1/24                                                                  4,517,270
           2,345   Massachusetts Turnpike Authority, Metropolitan
                   Highway System, (AMBAC), 5.00%, 1/1/39                                         2,362,588
           5,000   Massachusetts Turnpike Authority, Metropolitan
                   Highway System, (MBIA), 5.00%, 1/1/37                                          5,042,450
           3,835   Massachusetts Turnpike Authority, Metropolitan
                   Highway System, (MBIA), Variable Rate, 1/1/37(1)(2)                            3,932,754
          13,885   Nevada Department of Business and Industry,
                   (Las Vegas Monorail-1st Tier), (AMBAC), 0.00%, 1/1/20                          6,703,956
           5,000   South Carolina Transportation Infrastructure, (AMBAC),
                   5.25%, 10/1/31                                                                 5,228,300
          10,000   Texas Turnpike Authority, (AMBAC), 5.00%, 8/15/42                             10,041,400
          10,000   Triborough Bridge and Tunnel Authority, NY, (MBIA),
                   5.00%, 11/15/32                                                               10,210,300
-----------------------------------------------------------------------------------------------------------
                                                                                            $    57,182,043
-----------------------------------------------------------------------------------------------------------

INSURED-UTILITIES -- 8.5%
$          6,500   Los Angeles, CA, Department of Water and Power,
                   (FGIC), 5.00%, 7/1/43                                                    $     6,550,180
           6,000   Philadelphia, PA, Gas Works Revenue, (FSA),
                   5.00%, 8/1/32                                                                  6,119,400
-----------------------------------------------------------------------------------------------------------
                                                                                            $    12,669,580
-----------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 12.7%
$          2,240   Atlanta, GA, Water and Sewer, (FGIC),
                   5.00%, 11/1/38(3)                                                        $     2,265,334
           4,895   Atlanta, GA, Water and Wastewater, (MBIA),
                   5.00%, 11/1/39                                                                 4,950,216
           8,155   Birmingham, AL, Waterworks and Sewer Board, (MBIA),
                   5.00%, 1/1/37                                                                  8,295,021
           1,950   New York City, NY, Municipal Water Finance Authority,
                   (Water and Sewer System), (AMBAC), 5.00%, 6/15/38                              1,985,003
           1,275   Pittsburgh, PA, Water and Sewer Authority, (AMBAC),
                   Variable Rate, 12/1/27(1)(2)                                                   1,410,061
-----------------------------------------------------------------------------------------------------------
                                                                                            $    18,905,635
-----------------------------------------------------------------------------------------------------------

INSURED-WATER REVENUE -- 14.1%
$          2,330   Contra Costa, CA, Water District, (FSA),
                   Variable Rate, 10/1/32(1)(2)                                             $     2,476,976
           3,450   Detroit, MI, Water Supply System, (MBIA),
                   Variable Rate, 7/1/34(1)(2)                                                    3,647,651
           7,000   Metropolitan Water District, CA, (FGIC),
                   5.00%, 10/1/36                                                                 7,155,260
           2,870   San Antonio, TX, Water Revenue, (FGIC),
                   5.00%, 5/15/23                                                                 2,993,496
           4,610   Texas Southmost Regional Water Authority, (MBIA),
                   5.00%, 9/1/32                                                                  4,675,416
-----------------------------------------------------------------------------------------------------------
                                                                                            $    20,948,799
-----------------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 3.1%
$          4,500   Metropolitan Transportation Authority of New York,
                   Lease Contract, 5.125%, 1/1/29                                           $     4,603,635
-----------------------------------------------------------------------------------------------------------
                                                                                            $     4,603,635
-----------------------------------------------------------------------------------------------------------

OTHER REVENUE -- 1.5%
$          1,500   Capital Trust Agency, FL, (Seminole Tribe Convention),
                   8.95%, 10/1/33                                                           $     1,743,465
             430   Capital Trust Agency, FL, (Seminole Tribe Convention),
                   10.00%, 10/1/33                                                                  515,690
-----------------------------------------------------------------------------------------------------------
                                                                                            $     2,259,155
-----------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 5.4%
$          7,980   Puerto Rico Highway and Transportation Authority,
                   5.125%, 7/1/43                                                           $     8,111,111
-----------------------------------------------------------------------------------------------------------
                                                                                            $     8,111,111
-----------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 157.2%
   (IDENTIFIED COST $226,809,767)                                                           $   234,335,266
-----------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.5%                                                      $     2,260,939
-----------------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS CUMULATIVE
UNPAID DIVIDENDS -- (58.7)%                                                                 $   (87,539,187)
-----------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO
COMMON SHARES -- 100.0%                                                                     $   149,057,018
-----------------------------------------------------------------------------------------------------------

                        See notes to financial statements

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2004, 84.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.7% to 36.3% of total investments.

(1)  Security has been issued as a leveraged inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate value of the securities is $21,348,373 or 14.3% of the Fund's net assets.

(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

INSURED CALIFORNIA MUNICIPAL BOND FUND II as of September 30, 2004 PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 155.8%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                 VALUE
-----------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS -- 5.8%
$            750   California, 5.00%, 2/1/21                                                $       785,070
             900   California, 5.25%, 4/1/30                                                        925,551
           1,465   California, 5.50%, 11/1/33                                                     1,553,574
-----------------------------------------------------------------------------------------------------------
                                                                                            $     3,264,195
-----------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 10.4%
$          3,475   Glendale Electric, (MBIA), 5.00%, 2/1/32                                 $     3,544,569
           1,650   Puerto Rico Electric Power Authority, (FSA),
                   Variable Rate, 7/1/29(1)(2)                                                    1,818,234
             455   Sacramento Municipal Electric Utility District, (FSA),
                   Variable Rate, 8/15/28(2)(3)                                                     486,582
-----------------------------------------------------------------------------------------------------------
                                                                                            $     5,849,385
-----------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 36.2%
$          1,250   California, (AMBAC), 5.00%, 4/1/27                                       $     1,280,225
             415   California, (XLCA), Variable Rate, 10/1/28(2)(3)                                 445,934
           5,000   Clovis Unified School District, (FGIC), 0.00%, 8/1/20                          2,346,350
           2,000   Laguna Salada Union School District, (FGIC),
                   0.00%, 8/1/22                                                                    828,140
           2,350   Long Beach Unified School District, (Election of 1999),
                   (FSA), 5.00%, 8/1/31                                                           2,394,109
           1,710   Los Angeles Unified School District, (FGIC),
                   5.375%, 7/1/25                                                                 1,826,023
           1,945   Los Osos Community Services, Wastewater
                   Assessment District, (MBIA), 5.00%, 9/2/33                                     1,972,288
           1,000   Mount Diablo Unified School District, (FSA),
                   5.00%, 8/1/25                                                                  1,034,990
             735   San Diego Unified School District, (MBIA),
                   Variable Rate, 7/1/24(2)(3)                                                    1,079,818
           4,300   San Mateo County Community College District,
                   (Election of 2001), (FGIC), 0.00%, 9/1/21                                      1,887,829
           1,750   Santa Ana Unified School District, (MBIA),
                   5.00%, 8/1/32                                                                  1,786,155
           1,000   Simi Valley Unified School District, (MBIA),
                   5.00%, 8/1/28                                                                  1,030,100
           3,200   Union Elementary School District, (FGIC), 0.00%, 9/1/22                        1,320,960
           2,600   Union Elementary School District, (FGIC), 0.00%, 9/1/23                        1,006,798
-----------------------------------------------------------------------------------------------------------
                                                                                            $    20,239,719
-----------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 21.0%
$          4,000   Anaheim, Public Financing Authority Lease Revenue,
                   (FSA), 5.00%, 3/1/37                                                     $     4,032,800
$          4,250   California Public Works Board Lease Revenue,
                   (Department of General Services), (AMBAC),
                   5.00%, 12/1/27(4)                                                        $     4,336,827
           2,250   Orange County Water District Certificates of Participation,
                   (MBIA), 5.00%, 8/15/34                                                         2,281,928
           1,075   San Jose Financing Authority, (Civic Center), (AMBAC),
                   5.00%, 6/1/32                                                                  1,089,341
-----------------------------------------------------------------------------------------------------------
                                                                                            $    11,740,896
-----------------------------------------------------------------------------------------------------------

INSURED-PUBLIC EDUCATION -- 14.3%
$          4,000   California University, (AMBAC), 5.00%, 11/1/33                           $     4,078,440
           3,790   University of California, (FGIC), 5.125%, 9/1/31                               3,905,974
-----------------------------------------------------------------------------------------------------------
                                                                                            $     7,984,414
-----------------------------------------------------------------------------------------------------------

INSURED-SEWER REVENUE -- 16.6%
$          5,700   East Bay Municipal Utility District Water System,
                   (MBIA), 5.00%, 6/1/38                                                    $     5,776,779
           3,425   Los Angeles Wastewater Treatment System, (FGIC),
                   5.00%, 6/1/28                                                                  3,509,152
-----------------------------------------------------------------------------------------------------------
                                                                                            $     9,285,931
-----------------------------------------------------------------------------------------------------------

INSURED-SPECIAL ASSESSMENT REVENUE -- 15.9%
$          2,500   Cathedral City Public Financing Authority,
                   (Housing Redevelopment), (MBIA), 5.00%, 8/1/33                           $     2,539,650
           2,500   Cathedral City Public Financing Authority, (Tax Allocation
                   Redevelopment), (MBIA), 5.00%, 8/1/33                                          2,539,650
           1,750   Irvine Public Facility and Infrastructure Authority
                   Assessment, (AMBAC), 5.00%, 9/2/26                                             1,796,183
           2,000   Murrieta Redevelopment Agency Tax, (MBIA),
                   5.00%, 8/1/32                                                                  2,032,360
-----------------------------------------------------------------------------------------------------------
                                                                                            $     8,907,843
-----------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 11.2%
$          1,000   San Francisco Bay Area Rapid Transportation District
                   Sales Tax Revenue, (AMBAC), 5.00%, 7/1/31                                $     1,018,560
           3,750   San Francisco Bay Area Rapid Transportation District,
                   (AMBAC), 5.125%, 7/1/36                                                        3,846,488
           1,335   San Jose Redevelopment Agency Tax, (MBIA),
                   Variable Rate, 8/1/32(2)(3)                                                    1,383,060
-----------------------------------------------------------------------------------------------------------
                                                                                            $     6,248,108
-----------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 15.1%
$          4,000   California Infrastructure and Economic Development,
                   (Bay Area Toll Bridges), (AMBAC), 5.00%, 7/1/36                          $     4,086,440

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                 VALUE
-----------------------------------------------------------------------------------------------------------
INSURED-TRANSPORTATION (CONTINUED)
$          2,250   Los Angeles County Metropolitan Transportation
                   Authority, (FGIC), 5.25%, 7/1/30                                         $     2,340,135
           6,670   San Joaquin Hills Transportation Corridor Agency,
                   (MBIA), 0.00%, 1/15/27                                                         2,058,095
-----------------------------------------------------------------------------------------------------------
                                                                                            $     8,484,670
-----------------------------------------------------------------------------------------------------------

INSURED-UTILITIES -- 3.2%
$          1,750   Los Angeles Department of Water and Power,
                   (FGIC), 5.125%, 7/1/41                                                   $     1,775,690
-----------------------------------------------------------------------------------------------------------
                                                                                            $     1,775,690
-----------------------------------------------------------------------------------------------------------

INSURED-WATER REVENUE -- 1.6%
$            835   Contra Costa Water District, (FSA),
                   Variable Rate, 10/1/32(2)(3)                                             $       887,672
-----------------------------------------------------------------------------------------------------------
                                                                                            $       887,672
-----------------------------------------------------------------------------------------------------------

WATER REVENUE -- 4.5%
$          2,500   California Water Resource, (Central Valley),
                   5.00%, 12/1/29                                                           $     2,534,475
-----------------------------------------------------------------------------------------------------------
                                                                                            $     2,534,475
-----------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 155.8%
   (IDENTIFIED COST $85,114,128)                                                            $    87,202,998
-----------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 4.5%                                                      $     2,511,805
-----------------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS CUMULATIVE
UNPAID DIVIDENDS -- (60.3)%                                                                 $   (33,759,746)
-----------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO
COMMON SHARES -- 100.0%                                                                     $    55,955,057
-----------------------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2004, 93.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 32.1% of total investments.

(1)  Security has been issued as an inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate value of the securities is $6,101,300 or 10.9% of the Fund's net assets.

(3)  Security has been issued as a leveraged inverse floater bond.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

INSURED FLORIDA MUNICIPAL BOND FUND as of September 30, 2004
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 158.2%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                 VALUE
-----------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 5.4%
$          2,000   Jacksonville Electric Authority, (Electric System),
                   5.25%, 10/1/31                                                           $     2,017,080
-----------------------------------------------------------------------------------------------------------
                                                                                            $     2,017,080
-----------------------------------------------------------------------------------------------------------

HOSPITAL -- 5.6%
$          1,050   Highlands County, Health Facility Authority, (Adventist
                   Health), 5.25%, 11/15/23                                                 $     1,069,110
           1,000   South Miami Health Facility Authority, (Baptist Health),
                   5.25%, 11/15/33                                                                1,019,880
-----------------------------------------------------------------------------------------------------------
                                                                                            $     2,088,990
-----------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 5.6%
$          1,500   Deltona, Utility System Revenue, (MBIA), 5.00%, 10/1/33                  $     1,532,175
             500   Puerto Rico Electric Power Authority, (FSA), Variable Rate,
                   7/1/29(1)(2)                                                                     550,980
-----------------------------------------------------------------------------------------------------------
                                                                                            $     2,083,155
-----------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 6.1%
$          1,025   Dade County, Professional Sports Franchise Facility, (MBIA),
                   Escrowed to Maturity, 5.25%, 10/1/30                                     $     1,119,689
           1,000   Polk County, Transportation Improvements, Prerefunded to
                   12/1/10, (FSA), 5.375%, 12/1/25                                                1,140,590
-----------------------------------------------------------------------------------------------------------
                                                                                            $     2,260,279
-----------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 14.2%
$          1,345   Florida Board of Education Capital Outlay, (Public Education),
                   (MBIA), 5.00%, 6/1/32                                                    $     1,368,672
           2,000   Florida Board of Education Capital Outlay, (Public Education),
                   (MBIA), 5.00%, 6/1/32                                                          2,035,200
           1,520   Florida Municipal Loan Council Revenue, (MBIA),
                   0.00%, 4/1/23                                                                    611,861
           1,520   Florida Municipal Loan Council Revenue, (MBIA),
                   0.00%, 4/1/24                                                                    575,882
             655   Puerto Rico, (FSA), 5.125%, 7/1/30                                               678,488
-----------------------------------------------------------------------------------------------------------
                                                                                            $     5,270,103
-----------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 21.6%
$          1,000   Coral Gables Health Facilities Authority, (Baptist Health
                   System of South Florida), (FSA), 5.00%, 8/15/29                          $     1,018,290
           1,500   Jacksonville Economic Development Commission,
                   (Mayo Clinic), (MBIA), 5.50%, 11/15/36                                         1,610,325
$          1,000   Jacksonville Economic Development Commission,
                   (Mayo Clinic), (MBIA), 5.50%, 11/15/36                                   $     1,073,550
           1,500   Miami-Dade County, Health Facilities Authority, (Miami
                   Children's Hospital), (AMBAC), 5.125%, 8/15/26                                 1,547,955
           1,510   Sarasota County, Public Hospital Board, (Sarasota Memorial
                   Hospital), (MBIA), 5.25%, 7/1/24(3)                                            1,658,116
           1,000   Sarasota County, Public Hospital Board, (Sarasota Memorial
                   Hospital), (MBIA), 5.50%, 7/1/28                                               1,114,900
-----------------------------------------------------------------------------------------------------------
                                                                                            $     8,023,136
-----------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 8.0%
$          1,605   Port Palm Beach District, (Improvements), (XLCA),
                   0.00%, 9/1/24                                                            $       589,163
           1,950   Port Palm Beach District, (Improvements), (XLCA),
                   0.00%, 9/1/25                                                                    666,939
           1,700   Port Palm Beach District, (Improvements), (XLCA),
                   0.00%, 9/1/26                                                                    540,685
           1,000   Puerto Rico Public Building Authority, (XLCA),
                   5.50%, 7/1/21                                                                  1,163,740
-----------------------------------------------------------------------------------------------------------
                                                                                            $     2,960,527
-----------------------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 16.4%
$          1,500   Miami-Dade County, (Professional Sports Franchise),
                   (MBIA), 4.75%, 10/1/30                                                   $     1,492,230
           1,740   Orange County Tourist Development, (AMBAC),
                   5.125%, 10/1/25                                                                1,814,785
           2,750   Village Center Community Development District, (MBIA),
                   5.00%, 11/1/32                                                                 2,803,817
-----------------------------------------------------------------------------------------------------------
                                                                                            $     6,110,832
-----------------------------------------------------------------------------------------------------------

INSURED-SEWER REVENUE -- 2.7%
$          1,000   Pinellas County, Sewer, (FSA), 5.00%, 10/1/32                            $     1,021,670
-----------------------------------------------------------------------------------------------------------
                                                                                            $     1,021,670
-----------------------------------------------------------------------------------------------------------

INSURED-SPECIAL ASSESSMENT REVENUE -- 7.6%
$          2,780   Julington Creek, Plantation Community Development District,
                   (MBIA), 5.00%, 5/1/29                                                    $     2,835,294
-----------------------------------------------------------------------------------------------------------
                                                                                            $     2,835,294
-----------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 35.9%
$          1,000   Bay County, Sales Tax, (AMBAC), 5.125%, 9/1/27                           $     1,037,030
           1,250   Bay County, Sales Tax, (AMBAC), 5.125%, 9/1/32                                 1,289,000
           1,000   Dade County, Special Obligation Residual Certificates,
                   (AMBAC), Variable Rate, 10/1/35(2)(4)                                          1,026,610

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                 VALUE
-----------------------------------------------------------------------------------------------------------
INSURED-SPECIAL TAX REVENUE (CONTINUED)
$          1,500   Jacksonville Capital Improvements, (AMBAC),
                   5.00%, 10/1/30                                                           $     1,526,220
           4,000   Jacksonville Transportation, (MBIA), 5.00%, 10/1/31                            4,060,160
           1,275   Jacksonville, Excise Tax, (FGIC), 5.125%, 10/1/27                              1,322,417
             225   Miami-Dade County, Special Obligation, (MBIA),
                   5.00%, 10/1/37                                                                   227,045
             750   Orange County Tourist Development, (AMBAC),
                   Variable Rate, 10/1/30(2)(4)                                                     820,628
           1,000   Orange County, Sales Tax, (FGIC), 5.125%, 1/1/23                               1,059,230
             440   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                   Variable Rate, 7/1/28(2)(4)                                                      470,171
           1,120   Sunrise Public Facility, (MBIA), 0.00%, 10/1/20                                  533,792
-----------------------------------------------------------------------------------------------------------
                                                                                            $    13,372,303
-----------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 7.7%
$          1,500   Florida Turnpike Authority, Water & Sewer Revenue,
                   (Department of Transportation), (FGIC), 4.50%, 7/1/27                    $     1,459,275
             330   Puerto Rico Highway and Transportation Authority, (FSA),
                   Variable Rate, 7/1/32(2)(4)                                                      356,486
             940   Puerto Rico Highway and Transportation Authority, (MBIA),
                   Variable Rate, 7/1/36(2)(4)                                                    1,037,704
-----------------------------------------------------------------------------------------------------------
                                                                                            $     2,853,465
-----------------------------------------------------------------------------------------------------------

INSURED-UTILITY -- 4.2%
$          1,550   Daytona Beach, Utility System Revenue, (AMBAC),
                   5.00%, 11/15/32                                                          $     1,577,885
-----------------------------------------------------------------------------------------------------------
                                                                                            $     1,577,885
-----------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 14.2%
$          2,000   Marco Island Utility System, (MBIA), 5.00%, 10/1/27                      $     2,056,200
           1,000   Marion County Utility System, (MBIA), 5.00%, 12/1/33                           1,021,700
           1,000   Sunrise Utility System, (AMBAC), 5.00%, 10/1/28                                1,035,200
           1,000   Sunrise Utility System, (AMBAC), 5.50%, 10/1/18                                1,159,980
-----------------------------------------------------------------------------------------------------------
                                                                                            $     5,273,080
-----------------------------------------------------------------------------------------------------------

INSURED-WATER REVENUE -- 1.4%
$            500   Tampa Bay Water Utility System, (FGIC),
                   Variable Rate, 10/1/27(1)(2)                                             $       501,295
-----------------------------------------------------------------------------------------------------------
                                                                                            $       501,295
-----------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 1.6%
$            250   Puerto Rico Highway and Transportation Authority,
                   5.125%, 7/1/39                                                           $       254,690
             350   Puerto Rico Highway and Transportation Authority,
                   5.125%, 7/1/43                                                                   355,751
-----------------------------------------------------------------------------------------------------------
                                                                                            $       610,441
-----------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 158.2%
   (IDENTIFIED COST $57,137,949)                                                            $    58,859,535
-----------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.3%                                                      $       853,770
-----------------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS CUMULATIVE
UNPAID DIVIDENDS -- (60.5)%                                                                 $   (22,501,845)
-----------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO
COMMON SHARES -- 100.0%                                                                     $    37,211,460
-----------------------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2004, 92.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 5.0% to 48.9% of total investments.

(1)  Security has been issued as an inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate value of the securities is $4,763,874 or 12.8% of the Fund's net assets.

(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security has been issued as a leveraged inverse floater bond.

                        See notes to financial statements

INSURED MASSACHUSETTS MUNICIPAL BOND FUND as of September 30, 2004 PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 157.9%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                 VALUE
-----------------------------------------------------------------------------------------------------------
HOSPITAL -- 10.2%
$          1,500   Massachusetts HEFA, (Partners Healthcare System),
                   5.75%, 7/1/32                                                            $     1,617,765
           1,000   Massachusetts HEFA, (South Shore Hospital),
                   5.75%, 7/1/29                                                                  1,028,310
-----------------------------------------------------------------------------------------------------------
                                                                                            $     2,646,075
-----------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 9.1%
$          3,000   Massachusetts College Building Authority, (MBIA),
                   Escrowed to Maturity, 0.00%, 5/1/26                                      $     1,013,730
           1,000   Puerto Rico, (FGIC), Prerefunded to 7/1/12,
                   Variable Rate, 7/1/32(1)(2)                                                    1,349,470
-----------------------------------------------------------------------------------------------------------
                                                                                            $     2,363,200
-----------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 18.7%
$          1,500   Martha's Vineyard, (AMBAC), 5.00%, 5/1/32(3)                             $     1,532,700
           2,000   Massachusetts, (MBIA), 5.25%, 8/1/28                                           2,200,420
           1,020   Maynard, (MBIA), 5.50%, 2/1/22                                                 1,136,749
-----------------------------------------------------------------------------------------------------------
                                                                                            $     4,869,869
-----------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 11.6%
$          1,750   Massachusetts HEFA, (Harvard Pilgrim Health), (FSA),
                   5.00%, 7/1/28                                                            $     1,762,302
           1,210   Massachusetts HEFA, (New England Medical Center ), (FGIC),
                   5.00%, 5/15/25                                                                 1,245,078
-----------------------------------------------------------------------------------------------------------
                                                                                            $     3,007,380
-----------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 15.9%
$          1,750   Massachusetts Development Finance Agency,
                   (SRBC Project), (MBIA), 5.125%, 2/1/34                                   $     1,793,085
           1,000   Plymouth County Correctional Facility, (AMBAC),
                   5.00%, 4/1/22                                                                  1,040,320
           1,000   Puerto Rico Public Building Authority, (CIFG),
                   Variable Rate, 7/1/36(1)(2)                                                    1,302,960
-----------------------------------------------------------------------------------------------------------
                                                                                            $     4,136,365
-----------------------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 12.0%
$          2,100   Massachusetts Development Finance Agency, (WGBH
                   Educational Foundation), (AMBAC), 5.375%, 1/1/42                         $     2,225,685
             800   Puerto Rico Municipal Finance Agency, (FSA),
                   Variable Rate, 8/1/27(1)(2)                                                      883,008
-----------------------------------------------------------------------------------------------------------
                                                                                            $     3,108,693
-----------------------------------------------------------------------------------------------------------

INSURED-PRIVATE EDUCATION -- 20.4%
$          1,000   Massachusetts Development Finance Agency,
                   (Boston University), (XLCA), 6.00%, 5/15/59                              $     1,208,890
           1,500   Massachusetts Development Finance Agency,
                   (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33                              1,557,990
           1,000   Massachusetts IFA, (College of the Holy Cross),
                   (MBIA), 5.00%, 9/1/23                                                          1,033,250
           1,500   Massachusetts IFA, (Tufts University), (MBIA),
                   4.75%, 2/15/28                                                                 1,501,335
-----------------------------------------------------------------------------------------------------------
                                                                                            $     5,301,465
-----------------------------------------------------------------------------------------------------------

INSURED-PUBLIC EDUCATION -- 17.5%
$            700   Massachusetts College Building Authority, (XLCA),
                   5.50%, 5/1/39                                                            $       791,819
           1,000   Massachusetts HEFA, (University of Massachusetts),
                   (FGIC), 5.125%, 10/1/34                                                        1,030,090
           1,150   Massachusetts HEFA, (Worcester State College), (AMBAC),
                   5.00%, 11/1/32                                                                 1,175,818
           1,500   University of Massachusetts Building Authority, (AMBAC),
                   5.125%, 11/1/34                                                                1,550,550
-----------------------------------------------------------------------------------------------------------
                                                                                            $     4,548,277
-----------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 4.1%
$          1,000   Massachusetts State Special Obligation--Convention Center,
                   (FGIC), 5.25%, 1/1/29                                                    $     1,053,470
-----------------------------------------------------------------------------------------------------------
                                                                                            $     1,053,470
-----------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 14.6%
$          5,700   Massachusetts Turnpike Authority, (MBIA), 0.00%, 1/1/28                  $     1,731,603
           1,250   Massachusetts Turnpike Authority, Metropolitan Highway
                   System, (AMBAC), 5.00%, 1/1/39                                                 1,259,375
             415   Massachusetts Turnpike Authority, Metropolitan Highway
                   System, (MBIA), Variable Rate, 1/1/37(1)(2)                                      425,578
             335   Puerto Rico Highway and Transportation Authority, (MBIA),
                   Variable Rate, 7/1/36(1)(2)                                                      369,820
-----------------------------------------------------------------------------------------------------------
                                                                                            $     3,786,376
-----------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 9.8%
$          2,500   Massachusetts Water Resource Authority, (FSA),
                   5.00%, 8/1/32                                                            $     2,541,800
-----------------------------------------------------------------------------------------------------------
                                                                                            $     2,541,800
-----------------------------------------------------------------------------------------------------------

PRIVATE EDUCATION -- 9.3%
$            500   Massachusetts Development Finance Agency,
                   (Massachusetts College of Pharmacy), 5.75%, 7/1/33                       $       517,805
             750   Massachusetts Development Finance Agency,
                   (Middlesex School), 5.00%, 9/1/33                                                759,120

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                 VALUE
-----------------------------------------------------------------------------------------------------------
PRIVATE EDUCATION (CONTINUED)
$            600   Massachusetts Development Finance Agency,
                   (Western New England College), 6.125%, 12/1/32                           $       630,414
             500   Massachusetts HEFA, (Boston College), 5.125%, 6/1/24                             522,125
-----------------------------------------------------------------------------------------------------------
                                                                                            $     2,429,464
-----------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 4.7%
$          1,200   Puerto Rico Highway and Transportation Authority,
                   5.125%, 7/1/43                                                           $     1,219,716
-----------------------------------------------------------------------------------------------------------
                                                                                            $     1,219,716
-----------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 157.9%
   (IDENTIFIED COST $39,277,400)                                                            $    41,012,150
-----------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.8%                                                      $       469,974
-----------------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS CUMULATIVE
UNPAID DIVIDENDS -- (59.7)%                                                                 $   (15,500,000)
-----------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO
COMMON SHARES -- 100.0%                                                                     $    25,982,124
-----------------------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2004, 84.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.2% to 27.3% of total investments.

(1)  Security has been issued as a leveraged inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate value of the securities is $4,330,836 or 16.7% of the Fund's net assets.

(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

INSURED MICHIGAN MUNICIPAL BOND FUND as of September 30, 2004
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 157.5%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                 VALUE
-----------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 5.7%
$          1,250   Michigan Strategic Fund, (Detroit Edison Pollution Control),
                   5.45%, 9/1/29                                                            $     1,285,525
-----------------------------------------------------------------------------------------------------------
                                                                                            $     1,285,525
-----------------------------------------------------------------------------------------------------------

HOSPITAL -- 22.7%
$          1,000   Michigan Hospital Finance Authority, (McLaren
                   Obligated Group), 4.50%, 10/15/21                                        $       969,290
           1,000   Michigan Hospital Finance Authority, (Oakwood
                   Hospital), 5.75%, 4/1/32                                                       1,038,310
           1,500   Michigan Hospital Finance Authority, (Sparrow
                   Obligation Group), 5.625%, 11/15/36                                            1,523,340
           1,500   Michigan Hospital Finance Authority, (Trinity
                   Health), 5.375%, 12/1/30                                                       1,542,810
-----------------------------------------------------------------------------------------------------------
                                                                                            $     5,073,750
-----------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 2.3%
$            500   Michigan Strategic Fund Resource Recovery,
                   (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32                            $       517,480
-----------------------------------------------------------------------------------------------------------
                                                                                            $       517,480
-----------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 5.3%
$          1,150   Michigan Hospital Finance Authority, (St. John Health
                   System), (AMBAC), Escrowed to Maturity,
                   5.00%, 5/15/28                                                           $     1,192,216
-----------------------------------------------------------------------------------------------------------
                                                                                            $     1,192,216
-----------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 38.9%
$          1,550   Detroit School District, (School Bond Loan Fund),
                   (FSA), 5.125%, 5/1/31                                                    $     1,594,361
           1,960   Grand Rapids and Kent County Joint Building
                   Authority, (Devos Place), (MBIA), 0.00%, 12/1/27                                 595,272
           4,000   Grand Rapids and Kent County Joint Building Authority,
                   (MBIA), 0.00%, 12/1/30                                                         1,020,120
             750   Greenville Public Schools, (MBIA), 5.00%, 5/1/25                                 770,925
           1,000   Melvindle-Northern Allen Park School District,
                   (Building and Site), (FSA), 5.00%, 5/1/28                                      1,022,990
           1,330   Okemos Public School District, (MBIA), 0.00%, 5/1/19                             690,988
           1,095   Puerto Rico, (FGIC), Variable Rate, 7/1/32(1)(2)                               1,477,670
           1,500   Reed City Public Schools, (FSA), 5.00%, 5/1/29                                 1,538,430
-----------------------------------------------------------------------------------------------------------
                                                                                            $     8,710,756
-----------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 9.6%
$            500   Michigan Hospital Finance Authority, Mid-Michigan
                   Obligation Group, (AMBAC), 5.00%, 4/15/32                                $       506,790
           1,590   Royal Oak Hospital Finance Authority Revenue, (William
                   Beaumont Hospital), (MBIA), 5.25%, 11/15/35                                    1,638,463
-----------------------------------------------------------------------------------------------------------
                                                                                            $     2,145,253
-----------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 13.8%
$          1,750   Michigan House of Representatives, (AMBAC),
                   0.00%, 8/15/22                                                           $       744,362
           2,615   Michigan House of Representatives, (AMBAC),
                   0.00%, 8/15/23                                                                 1,040,979
           1,000   Puerto Rico Public Building Authority, (CIFG),
                   Variable Rate, 7/1/36(1)(2)                                                    1,302,960
-----------------------------------------------------------------------------------------------------------
                                                                                            $     3,088,301
-----------------------------------------------------------------------------------------------------------

INSURED-PUBLIC EDUCATION -- 10.4%
$          1,500   Central Michigan University, (AMBAC),
                   5.05%, 10/1/32(3)                                                        $     1,539,840
             750   Lake Superior University, (AMBAC), 5.125%, 11/15/26                              776,783
-----------------------------------------------------------------------------------------------------------
                                                                                            $     2,316,623
-----------------------------------------------------------------------------------------------------------

INSURED-SEWER REVENUE -- 5.7%
$          1,250   Detroit Sewer Disposal, (FGIC), 5.125%, 7/1/31                           $     1,282,375
-----------------------------------------------------------------------------------------------------------
                                                                                            $     1,282,375
-----------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX -- 4.6%
$          1,000   Ypsilanti Community Utilities Authority, (San Sewer
                   System), (FGIC), 5.00%, 5/1/32                                           $     1,017,770
-----------------------------------------------------------------------------------------------------------
                                                                                            $     1,017,770
-----------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 15.9%
$            500   Detroit Downtown Development, (MBIA),
                   4.75%, 7/1/25                                                            $       502,610
           1,500   Lansing Building Authority, (MBIA), 5.00%, 6/1/29                              1,535,400
           1,500   Wayne Charter County, (Airport Hotel-Detroit
                   Metropolitan Airport), (MBIA), 5.00%, 12/1/30                                  1,529,625
-----------------------------------------------------------------------------------------------------------
                                                                                            $     3,567,635
-----------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 4.6%
$          1,000   Michigan Trunk Line, (FSA), 5.00%, 11/1/25                               $     1,029,710
-----------------------------------------------------------------------------------------------------------
                                                                                            $     1,029,710
-----------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                 VALUE
-----------------------------------------------------------------------------------------------------------
INSURED-UTILITY -- 7.0%
$          1,000   Lansing Board Water Supply, Steam and Eletctric
                   Utility, (FSA), 5.00%, 7/1/25                                            $     1,036,880
             510   Lansing Board Water Supply, Steam and Eletctric Utility,
                   (FSA), 5.00%, 7/1/26                                                             525,453
-----------------------------------------------------------------------------------------------------------
                                                                                            $     1,562,333
-----------------------------------------------------------------------------------------------------------

INSURED-WATER REVENUE -- 11.0%
$          1,600   Detroit Water Supply System, (FGIC), 5.00%, 7/1/30                       $     1,626,928
             800   Detroit Water Supply System, (MBIA), Variable Rate,
                   7/1/34(1)(2)                                                                     845,832
-----------------------------------------------------------------------------------------------------------
                                                                                            $     2,472,760
-----------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 157.5%
   (IDENTIFIED COST $33,729,275)                                                            $    35,262,487
-----------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.8%                                                      $       634,263
-----------------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS CUMULATIVE
UNPAID DIVIDENDS -- (60.3)%                                                                 $   (13,501,071)
-----------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO
COMMON SHARES -- 100.0%                                                                     $    22,395,679
-----------------------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2004, 86.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 27.4% of total investments.

(1)  Security has been issued as a leveraged inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate value of the securities is $3,626,462 or 16.2% of the Fund's net assets.

(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

INSURED NEW JERSEY MUNICIPAL BOND FUND as of September 30, 2004
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 157.0%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                 VALUE
-----------------------------------------------------------------------------------------------------------
EDUCATION -- 3.3%
$          1,250   New Jersey Educational Facilities Authority, (Stevens
                   Institute of Technology), 5.25%, 7/1/32                                  $     1,273,162
-----------------------------------------------------------------------------------------------------------
                                                                                            $     1,273,162
-----------------------------------------------------------------------------------------------------------

HOSPITAL -- 2.9%
$            500   Camden County Improvement Authority,
                   (Cooper Health), 5.75%, 2/15/34                                          $       504,270
             610   New Jersey Health Care Facilities Financing Authority,
                   (Capital Health System), 5.375%, 7/1/33                                          613,751
-----------------------------------------------------------------------------------------------------------
                                                                                            $     1,118,021
-----------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 5.5%
$          1,550   Puerto Rico, (FGIC), Prerefunded to 7/1/12,
                   Variable Rate, 7/1/32(1)(2)                                              $     2,091,679
-----------------------------------------------------------------------------------------------------------
                                                                                            $     2,091,679
-----------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 22.1%
$          2,260   Bayonne, (FSA), 0.00%, 7/1/22                                            $       971,122
           2,415   Bayonne, (FSA), 0.00%, 7/1/23                                                    978,703
           1,500   Bordentown Regional School District Board of
                   Education, (FGIC), 5.00%, 1/15/30(3)                                           1,543,140
             265   Florence Township Fire District No. 1, (MBIA),
                   5.125%, 7/15/28                                                                  276,896
             170   Florence Township Fire District No.1, (MBIA),
                   5.125%, 7/15/29                                                                  177,332
           5,500   Irvington Township, (FSA), 0.00%, 7/15/26                                      1,868,955
           1,500   Jersey City, (FSA), 5.25%, 9/1/23                                              1,612,065
           1,000   Washington Township and Mercer County Board of
                   Education, (FGIC), 5.00%, 1/1/27                                               1,029,640
-----------------------------------------------------------------------------------------------------------
                                                                                            $     8,457,853
-----------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 10.5%
$          2,750   New Jersey Health Care Facilities, (Englewood Hospital),
                   (MBIA), 5.00%, 8/1/31                                                    $     2,806,100
           1,200   New Jersey Health Care Facilities, (Jersey City Medical
                   Center), (AMBAC), 5.00%, 8/1/41                                                1,218,732
-----------------------------------------------------------------------------------------------------------
                                                                                            $     4,024,832
-----------------------------------------------------------------------------------------------------------

INSURED-INDUSTRIAL DEVELOPMENT REVENUE -- 8.4%
$          3,170   Lafayette Yard, Community Development Corporation,
                   (Hotel and Conference Center), (FGIC), 5.00%, 4/1/35                     $     3,222,051
-----------------------------------------------------------------------------------------------------------
                                                                                            $     3,222,051
-----------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 14.6%
$         10,000   Garden State New Jersey Preservation Trust, (FSA),
                   0.00%, 11/1/28                                                           $     3,001,100
           1,250   Middlesex County, (MBIA), 5.00%, 8/1/31                                        1,277,125
           1,000   Puerto Rico Public Building Authority, (CIFG), Variable
                   Rate, 7/1/36(1)(2)                                                             1,302,960
-----------------------------------------------------------------------------------------------------------
                                                                                            $     5,581,185
-----------------------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 2.7%
$            950   Puerto Rico Municipal Finance Agency, (FSA), Variable
                   Rate, 8/1/27(1)(2)                                                       $     1,048,572
-----------------------------------------------------------------------------------------------------------
                                                                                            $     1,048,572
-----------------------------------------------------------------------------------------------------------

INSURED-PRIVATE EDUCATION -- 2.7%
$          1,000   New Jersey Educational Facilities Authority, (Kean
                   University), (FGIC), 5.00%, 7/1/28                                       $     1,029,790
-----------------------------------------------------------------------------------------------------------
                                                                                            $     1,029,790
-----------------------------------------------------------------------------------------------------------

INSURED-PUBLIC EDUCATION -- 26.8%
$          1,400   Monmouth, (Brookdale Community College), (AMBAC),
                   5.00%, 8/1/29                                                            $     1,427,930
           1,000   New Jersey Educational Facilities Authority, (Rowan
                   University), (FGIC), 5.00%, 7/1/27                                             1,029,910
           1,600   New Jersey Educational Facilities Authority, (Rowan
                   University), (FGIC), 5.00%, 7/1/33                                             1,637,552
           1,500   New Jersey Educational Facilities Authority, (Rowan
                   University), (FGIC), 5.125%, 7/1/30                                            1,559,940
           4,490   University of New Jersey Medicine and Dentistry,
                   (AMBAC), 5.00%, 4/15/32                                                        4,606,650
-----------------------------------------------------------------------------------------------------------
                                                                                            $    10,261,982
-----------------------------------------------------------------------------------------------------------

INSURED-SEWER REVENUE -- 6.5%
$            900   Long Branch Sewer Authority, (FGIC), 4.75%, 6/1/23                       $       934,524
           2,350   Passaic Valley Sewer Commissioners, (FGIC),
                   2.50%, 12/1/32                                                                 1,554,314
-----------------------------------------------------------------------------------------------------------
                                                                                            $     2,488,838
-----------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                 VALUE
-----------------------------------------------------------------------------------------------------------
INSURED-SPECIAL TAX REVENUE -- 2.2%
$            750   New Jersey EDA, (Motor Vehicle Surcharges), (MBIA),
                   5.25%, 7/1/26                                                            $       824,708
-----------------------------------------------------------------------------------------------------------
                                                                                            $       824,708
-----------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 22.5%
$            780   Delaware River and Bay Authority, (MBIA),
                   5.00%, 1/1/33                                                            $       800,904
             800   Newark Housing Authority, (Newark Marine Terminal),
                   (MBIA), 5.00%, 1/1/23                                                            838,280
           1,500   Newark Housing Authority, (Newark Marine Terminal),
                   (MBIA), 5.00%, 1/1/37                                                          1,531,305
           1,290   Port Authority of New York and New Jersey, (FSA),
                   Variable Rate, 11/1/27(1)(2)                                                   1,413,027
           1,000   Puerto Rico Highway and Transportation Authority,
                   (MBIA), 5.00%, 7/1/33                                                          1,028,850
             950   South Jersey Transportation Authority, (AMBAC),
                   5.00%, 11/1/29                                                                   972,430
           2,000   South Jersey Transportation Authority, (FGIC),
                   5.00%, 11/1/33                                                                 2,058,200
-----------------------------------------------------------------------------------------------------------
                                                                                            $     8,642,996
-----------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 4.5%
$          4,500   Middlesex County Improvements Authority Utilities
                   System, (Perth Amboy), (AMBAC), 0.00%, 9/1/24                            $     1,723,995
-----------------------------------------------------------------------------------------------------------
                                                                                            $     1,723,995
-----------------------------------------------------------------------------------------------------------

INSURED-WATER REVENUE -- 4.7%
$          1,800   Bayonne Municipal Utilities Authority, Water and Sewer
                   Revenue, (XLCA), 4.75%, 4/1/33                                           $     1,801,872
-----------------------------------------------------------------------------------------------------------
                                                                                            $     1,801,872
-----------------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 4.0%
$          1,500   New Jersey EDA, (School Facilities), 5.00%, 6/15/26                      $     1,540,920
-----------------------------------------------------------------------------------------------------------
                                                                                            $     1,540,920
-----------------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 1.5%
$            600   New Jersey EDA, (Fellowship Village), 5.50%, 1/1/25                      $       585,282
-----------------------------------------------------------------------------------------------------------
                                                                                            $       585,282
-----------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 11.6%
$            300   Delaware River Joint Toll Bridge Commission,
                   5.00%, 7/1/24                                                            $       310,293
           2,250   Port Authority of New York and New Jersey,
                   5.00%, 9/1/38                                                                  2,286,855
           1,825   South Jersey Port Authority, (Marine Terminal),
                   5.10%, 1/1/33                                                                  1,861,810
-----------------------------------------------------------------------------------------------------------
                                                                                            $     4,458,958
-----------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 157.0%
   (IDENTIFIED COST $57,443,552)                                                            $    60,176,696
-----------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.7%                                                      $       652,427
-----------------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS CUMULATIVE
UNPAID DIVIDENDS -- (58.7)%                                                                 $   (22,502,793)
-----------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO
COMMON SHARES -- 100.0%                                                                     $    38,326,330
-----------------------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2004, 85.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 29.4% of total investments.

(1)  Security has been issued as a leveraged inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate value of the securities is $5,856,238 or 15.3% of the Fund's net assets.

(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

INSURED NEW YORK MUNICIPAL BOND FUND II as of September 30, 2004
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 155.6%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                 VALUE
-----------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS -- 5.9%
$            500   New York, 5.25%, 8/15/26                                                 $       524,120
           1,650   New York, NY, 5.25%, 1/15/28                                                   1,713,789
-----------------------------------------------------------------------------------------------------------
                                                                                            $     2,237,909
-----------------------------------------------------------------------------------------------------------

HOSPITAL -- 2.0%
-----------------------------------------------------------------------------------------------------------
$            750   Suffolk County Industrial Development Agency,
                   (Huntington Hospital), 5.875%, 11/1/32                                   $       773,400
-----------------------------------------------------------------------------------------------------------
                                                                                            $       773,400
-----------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 14.0%
$          6,800   Long Island Power Authority Electric Systems Revenue,
                   (FSA), 0.00%, 6/1/22                                                     $     3,041,844
           2,250   Long Island Power Authority, (NY Electric System),
                   (AMBAC), 5.00%, 9/1/34                                                         2,300,085
-----------------------------------------------------------------------------------------------------------
                                                                                            $     5,341,929
-----------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 3.7%
$            580   New York City Trust Cultural Resources, (Museum of History),
                   Prerefunded to 7/1/09, (AMBAC), Variable Rate,
                   7/1/29(1)(2)                                                             $       735,852
             500   Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate,
                   7/1/32(1)(2)                                                                     674,735
-----------------------------------------------------------------------------------------------------------
                                                                                            $     1,410,587
-----------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 4.1%
$          1,500   Sachem School District, (MBIA), 5.00%, 6/15/27                           $     1,552,890
-----------------------------------------------------------------------------------------------------------
                                                                                            $     1,552,890
-----------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 11.9%
$          1,250   New York City Health and Hospital Corp., (Health
                   Systems), (AMBAC), 5.00%, 2/15/23                                        $     1,305,125
           6,125   New York Dormitory Authority, (Memorial Sloan-Kettering
                   Cancer Center), (MBIA), 0.00%, 7/1/26                                          2,134,624
           3,365   New York Dormitory Authority, (Memorial Sloan-Kettering
                   Center), (MBIA), 0.00%, 7/1/27                                                 1,104,898
-----------------------------------------------------------------------------------------------------------
                                                                                            $     4,544,647
-----------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 11.5%
$          3,000   New York Urban Development Corp., (Personal Income Tax),
                   (FGIC), 5.00%, 3/15/33                                                   $     3,065,310
           1,000   Puerto Rico Public Building Authority, (CIFG), Variable
                   Rate, 7/1/36(1)(2)                                                             1,302,960
-----------------------------------------------------------------------------------------------------------
                                                                                            $     4,368,270
-----------------------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 5.4%
$          2,000   New York City Cultural Resource Trust, (Museum of
                   Modern Art), (AMBAC), 5.125%, 7/1/31                                     $     2,065,700
-----------------------------------------------------------------------------------------------------------
                                                                                            $     2,065,700
-----------------------------------------------------------------------------------------------------------

INSURED-PRIVATE EDUCATION -- 26.6%
$          1,000   New York City Industrial Development Agency,
                   (New York University), (AMBAC), 5.00%, 7/1/31                            $     1,019,140
           2,500   New York Dormitory Authority, (Brooklyn Law School),
                   (XLCA), 5.125%, 7/1/30                                                         2,579,875
           2,265   New York Dormitory Authority, (FIT Student Housing Corp.),
                   (FGIC), 5.00%, 7/1/29                                                          2,327,333
           1,500   New York Dormitory Authority, (Fordham University),
                   (FGIC), 5.00%, 7/1/32                                                          1,530,315
           1,000   New York Dormitory Authority, (New York University),
                   (AMBAC), 5.00%, 7/1/31                                                         1,019,140
             500   New York Dormitory Authority, (Skidmore College),
                   (FGIC), 5.00%, 7/1/33                                                            512,180
           1,125   New York Dormitory Authority, (University of Rochester),
                   (MBIA), 5.00%, 7/1/27                                                          1,147,151
-----------------------------------------------------------------------------------------------------------
                                                                                            $    10,135,134
-----------------------------------------------------------------------------------------------------------

INSURED-PUBLIC EDUCATION -- 6.0%
$          2,245   New York Dormitory Authority, (School Districts Financing
                   Program), (MBIA), 5.00%, 10/1/30                                         $     2,296,253
-----------------------------------------------------------------------------------------------------------
                                                                                            $     2,296,253
-----------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 6.7%
$          2,500   New York City Transitional Finance Authority, (MBIA),
                   4.75%, 5/1/23                                                            $     2,543,450
-----------------------------------------------------------------------------------------------------------
                                                                                            $     2,543,450
-----------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                 VALUE
-----------------------------------------------------------------------------------------------------------
INSURED-TRANSPORTATION -- 24.2%
$          1,000   Metropolitan Transportation Authority, (FGIC),
                   5.00%, 11/15/31                                                          $     1,020,060
           2,000   Metropolitan Transportation Authority, (FGIC),
                   5.25%, 11/15/31                                                                2,097,840
             835   Port Authority of New York and New Jersey,
                   (FSA), Variable Rate, 11/1/27(1)(2)                                              914,634
           1,000   Puerto Rico Highway and Transportation Authority,
                   (AMBAC), Variable Rate, 7/1/28(1)(2)                                           1,074,330
           2,000   Puerto Rico Highway and Transportation Authority, (MBIA),
                   5.00%, 7/1/33                                                                  2,057,700
           2,000   Triborough Bridge and Tunnel Authority, (MBIA),
                   5.00%, 11/15/32                                                                2,042,060
-----------------------------------------------------------------------------------------------------------
                                                                                            $     9,206,624
-----------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 14.5%
$          3,000   New York City Municipal Water Finance Authority, (AMBAC),
                   5.00%, 6/15/38(3)                                                        $     3,053,850
           2,400   Niagara Falls, Public Water Authority and Sewer System,
                   (MBIA), 5.00%, 7/15/34                                                         2,452,056
-----------------------------------------------------------------------------------------------------------
                                                                                            $     5,505,906
-----------------------------------------------------------------------------------------------------------

INSURED-WATER REVENUE -- 2.7%
$          1,000   Buffalo Municipal Water Finance Authority, (FSA),
                   5.125%, 7/1/32                                                           $     1,029,570
-----------------------------------------------------------------------------------------------------------
                                                                                            $     1,029,570
-----------------------------------------------------------------------------------------------------------

OTHER REVENUE -- 1.6%
$            500   Puerto Rico Infrastructure Financing Authority, Variable Rate,
                   10/1/32(1)(2)                                                            $       627,090
-----------------------------------------------------------------------------------------------------------
                                                                                            $       627,090
-----------------------------------------------------------------------------------------------------------

PRIVATE EDUCATION -- 4.1%
$          1,000   Dutchess County, Industrial Development Agency,
                   (Marist College), 5.00%, 7/1/22                                          $     1,028,850
             500   Rensselaer County Industrial Development Agency,
                   (Rensselaer Polytech Institute), 5.125%, 8/1/27                                  512,415
-----------------------------------------------------------------------------------------------------------
                                                                                            $     1,541,265
-----------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 10.7%
$          1,500   Port Authority of New York and New Jersey,
                   5.00%, 9/1/38                                                            $     1,524,570
           2,500   Triborough Bridge and Tunnel Authority, 5.125%, 1/1/31                         2,566,800
-----------------------------------------------------------------------------------------------------------
                                                                                            $     4,091,370
-----------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 155.6%
   (IDENTIFIED COST $57,024,545)                                                            $    59,271,994
-----------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 3.5%                                                      $     1,318,509
-----------------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS CUMULATIVE
UNPAID DIVIDENDS -- (59.1)%                                                                 $   (22,501,862)
-----------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO
COMMON SHARES-- 100.0%                                                                      $    38,088,641
-----------------------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2004, 84.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 29.2% of total investments.

(1)  Security has been issued as a leveraged inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate value of the securities is $5,329,601 or 14.0% of the Fund's net assets.

(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

INSURED OHIO MUNICIPAL BOND FUND as of September 30, 2004
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 156.5%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                 VALUE
-----------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 2.8%
$          1,000   Puerto Rico Electric Power Authority, 5.125%, 7/1/29                     $     1,030,140
-----------------------------------------------------------------------------------------------------------
                                                                                            $     1,030,140
-----------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 4.0%
$          1,415   Granville School District, 5.00%, 12/1/24                                $     1,463,549
-----------------------------------------------------------------------------------------------------------
                                                                                            $     1,463,549
-----------------------------------------------------------------------------------------------------------

HOSPITAL -- 2.5%
$            900   Cuyahoga County, (Cleveland Clinic Health System),
                   5.50%, 1/1/29                                                            $       929,898
-----------------------------------------------------------------------------------------------------------
                                                                                            $       929,898
-----------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 10.0%
$          4,000   Ohio Municipal Electric Generation Agency, (MBIA),
                   0.00%, 2/15/25                                                           $     1,459,480
           1,775   Ohio Municipal Electric Generation Agency, (MBIA),
                   0.00%, 2/15/26                                                                   606,180
           5,000   Ohio Municipal Electric Generation Agency, (MBIA),
                   0.00%, 2/15/27                                                                 1,609,750
-----------------------------------------------------------------------------------------------------------
                                                                                            $     3,675,410
-----------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 2.0%
$            665   Puerto Rico Public Buildings Authority, Government
                   Facilities Revenue, (XLCA), Prerefunded to 7/1/12,
                   5.25%, 7/1/36                                                            $       746,502
-----------------------------------------------------------------------------------------------------------
                                                                                            $       746,502
-----------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 55.9%
$          1,500   Ashtabula School District, (Construction Improvements),
                   (FGIC), 5.00%, 12/1/30(1)                                                $     1,532,700
           2,000   Cincinnati School District, (School Improvements),
                   (FSA), 5.00%, 12/1/22                                                          2,101,800
           1,000   Cleveland, Municipal School District, (FSA),
                   5.00%, 12/1/27                                                                 1,028,830
           1,500   Columbus School District, (FSA), 5.00%, 12/1/32                                1,540,350
           2,500   Cuyahoga Community College District, (AMBAC),
                   5.00%, 12/1/32                                                                 2,556,300
           2,500   Olentangy School District, (School Facility Construction
                   and Improvements), (MBIA), 5.00%, 12/1/30                                      2,554,500
           2,400   Plain School District, (FGIC), 0.00%, 12/1/27                                    719,112
           1,400   Powell, (FGIC), 5.50%, 12/1/32                                                 1,513,708
$          2,500   Springboro Community School District, (MBIA),
                   5.00%, 12/1/32                                                           $     2,564,625
             750   Tecumseh School District, (FGIC), 4.75%, 12/1/31                                 750,855
           2,600   Trotwood-Madison School District, (School Improvements),
                   (FGIC), 5.00%, 12/1/30                                                         2,656,680
           1,000   Zanesville School District, (School Improvements),
                   (MBIA), 5.05%, 12/1/29                                                         1,035,170
-----------------------------------------------------------------------------------------------------------
                                                                                            $    20,554,630
-----------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 7.0%
$          1,000   Hamilton County, (Cincinnati Childrens Hospital), (FGIC),
                   5.00%, 5/15/32                                                           $     1,018,770
           1,500   Hamilton County, (Cincinnati Childrens Hospital), (FGIC),
                   5.125%, 5/15/28                                                                1,554,105
-----------------------------------------------------------------------------------------------------------
                                                                                            $     2,572,875
-----------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 11.0%
$          1,400   Cleveland, (Cleveland Stadium), (AMBAC),
                   5.25%, 11/15/27                                                          $     1,464,652
           1,000   Puerto Rico Public Building Authority, (CIFG), Variable
                   Rate, 7/1/36(2)(3)                                                             1,302,960
             235   Puerto Rico Public Buildings Authority, Government Facilities
                   Revenue, (XLCA), 5.25%, 7/1/36                                                   246,207
           1,000   Summit County, (Civic Theater Project), (AMBAC),
                   5.00%, 12/1/33                                                                 1,018,320
-----------------------------------------------------------------------------------------------------------
                                                                                            $     4,032,139
-----------------------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 0.9%
$            280   Puerto Rico Municipal Finance Agency, (FSA),
                   Variable Rate, 8/1/27(2)(3)                                              $       309,053
-----------------------------------------------------------------------------------------------------------
                                                                                            $       309,053
-----------------------------------------------------------------------------------------------------------

INSURED-PUBLIC EDUCATION -- 16.4%
$          3,000   Cincinnati Technical and Community College, (AMBAC),
                   5.00%, 10/1/28                                                           $     3,084,510
           1,170   Ohio University, (FSA), 5.25%, 12/1/23                                         1,259,400
             500   University of Akron, (FGIC), Variable Rate, 1/1/29(3)(4)                         648,325
           1,000   University of Cincinnati, (AMBAC), 5.00%, 6/1/31                               1,021,110
-----------------------------------------------------------------------------------------------------------
                                                                                            $     6,013,345
-----------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 15.7%
$          4,315   Hamilton County, Sales Tax, (AMBAC), 0.00%, 12/1/22                      $     1,836,550
           5,000   Hamilton County, Sales Tax, (AMBAC), 0.00%, 12/1/23                            1,993,450

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                 VALUE
-----------------------------------------------------------------------------------------------------------
INSURED-SPECIAL TAX REVENUE (CONTINUED)
$          1,000   Hamilton County, Sales Tax, (AMBAC), 0.00%, 12/1/24                      $       374,890
             875   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                   Variable Rate, 7/1/28(3)(4)                                                      914,996
             615   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                   Variable Rate, 7/1/28(2)(3)                                                      657,171
-----------------------------------------------------------------------------------------------------------
                                                                                            $     5,777,057
-----------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 15.7%
-----------------------------------------------------------------------------------------------------------
$          4,750   Cleveland Airport System, (FSA), 5.00%, 1/1/31                           $     4,822,248
             885   Puerto Rico Highway and Transportation Authority, (AMBAC),
                   Variable Rate, 7/1/28(2)(3)                                                      950,782
-----------------------------------------------------------------------------------------------------------
                                                                                            $     5,773,030
-----------------------------------------------------------------------------------------------------------

POOLED LOANS -- 4.6%
$          1,500   Cleveland-Cuyahoga County Port Authority,
                   (Garfield Heights), 5.25%, 5/15/23                                       $     1,482,360
             190   Rickenbacker Port Authority Capital Funding, (Oasbo),
                   5.375%, 1/1/32                                                                   198,637
-----------------------------------------------------------------------------------------------------------
                                                                                            $     1,680,997
-----------------------------------------------------------------------------------------------------------

PRIVATE EDUCATION -- 8.0%
$          1,000   Ohio Higher Educational Facilities Authority, (Oberlin
                   College), 5.00%, 10/1/33                                                 $     1,019,240
           1,000   Ohio Higher Educational Facilities Authority, (Oberlin
                   College), Variable Rate, 10/1/29(3)(4)                                         1,030,540
             850   Ohio Higher Educational Facilities Commission, (John Carroll
                   University), 5.25%, 11/15/33                                                     884,323
-----------------------------------------------------------------------------------------------------------
                                                                                            $     2,934,103
-----------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 156.5%
   (IDENTIFIED COST $55,590,179)                                                            $    57,492,728
-----------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 3.1%                                                      $     1,131,748
-----------------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS CUMULATIVE
UNPAID DIVIDENDS -- (59.6)%                                                                 $   (21,878,594)
-----------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO
COMMON SHARES-- 100.0%                                                                      $    36,745,882
-----------------------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2004, 86.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.7% to 27.6% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security has been issued as a leveraged inverse floater bond.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate value of the securities is $5,813,827 or 15.8% of the Fund's net assets.

(4)  Security has been issued as an inverse floater bond.

                        See notes to financial statements

INSURED PENNSYLVANIA MUNICIPAL BOND FUND as of September 30, 2004
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 158.9%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                 VALUE
-----------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.8%
$            325   Puerto Rico Electric Power Authority,
                   Variable Rate, 7/1/29(1)(2)                                              $       344,591
-----------------------------------------------------------------------------------------------------------
                                                                                            $       344,591
-----------------------------------------------------------------------------------------------------------

HOSPITAL -- 8.1%
$            750   Lancaster County Hospital Authority, 5.50%, 3/15/26                      $       764,475
             350   Lebanon County Health Facility Authority, (Good Samaritan
                   Hospital), 6.00%, 11/15/35                                                       357,486
           1,500   Lehigh County General Purpose Authority, (Lehigh Valley
                   Health Network), 5.25%, 7/1/32                                                 1,507,215
             750   Pennsylvania HEFA, (UPMC Health System),
                   6.00%, 1/15/31                                                                   792,713
-----------------------------------------------------------------------------------------------------------
                                                                                            $     3,421,889
-----------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 4.6%
$            400   Puerto Rico Electric Power Authority, (FSA), Variable
                   Rate, 7/1/29(2)(3)                                                       $       461,176
           1,400   Puerto Rico Electric Power Authority, (FSA), 5.125%, 7/1/26                    1,474,326
-----------------------------------------------------------------------------------------------------------
                                                                                            $     1,935,502
-----------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 2.4%
$          1,000   Pennsylvania Turnpike Commision, Oil Franchise Tax,
                   (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27                            $     1,018,600
-----------------------------------------------------------------------------------------------------------
                                                                                            $     1,018,600
-----------------------------------------------------------------------------------------------------------

INSURED-GAS UTILITIES -- 5.4%
$          1,355   Philadelphia Natural Gas Works, (FSA),
                   5.125%, 8/1/31                                                           $     1,390,474
             875   Philadelphia Natural Gas Works, (FSA),
                   Variable Rate, 7/1/28(1)                                                         895,029
-----------------------------------------------------------------------------------------------------------
                                                                                            $     2,285,503
-----------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 41.9%
$            250   Allegheny County, (FGIC), 5.25%, 11/1/21                                 $       271,225
           1,650   Armstrong County, (MBIA), 5.40%, 6/1/31                                        1,756,524
           4,300   Butler School District, (FSA), 5.00%, 4/1/31                                   4,399,588
           4,845   Canon McMillan School District, (FGIC), 0.00%, 12/1/33                         1,058,875
             500   Canon McMillan School District, (FGIC), 5.25%, 12/1/34                           522,410
           1,000   Gateway, School District Alleghany County, (FGIC),
                   5.00%, 10/15/32                                                                1,021,650
           2,555   McKeesport School District, (MBIA), 0.00%, 10/1/21                             1,136,822
$          2,000   Pennridge School District, (MBIA), 5.00%, 2/15/29                        $     2,045,900
             500   Philadelphia, (FSA), 5.00%, 9/15/31                                              507,845
             300   Philadelphia, (FSA), 5.25%, 9/15/25                                              318,471
             585   Philadelphia, (FSA), Variable Rate, 9/15/31(2)(3)                                612,530
           1,000   Pine-Richland School District, (FSA), 5.00%, 9/1/29                            1,018,390
             400   Puerto Rico, (FGIC), Variable Rate, 7/1/32(2)(3)                                 539,788
           2,500   Upper Clair Township School District, (FSA),
                   5.00%, 7/15/32                                                                 2,545,025
-----------------------------------------------------------------------------------------------------------
                                                                                            $    17,755,043
-----------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 6.1%
$          1,500   Southcentral Pennsylvania General Authority, (York
                   Hospital/Wellspan Health), (MBIA), 5.25%, 5/15/31                        $     1,551,300
           1,000   Washington County Hospital Authority, (Washington
                   Hospital), (AMBAC), 5.125%, 7/1/28                                             1,020,630
-----------------------------------------------------------------------------------------------------------
                                                                                            $     2,571,930
-----------------------------------------------------------------------------------------------------------

INSURED-INDUSTRIAL DEVELOPMENT REVENUE -- 4.1%
$          1,700   Allegheny County IDA, (MBIA), 5.00%, 11/1/29                             $     1,735,632
-----------------------------------------------------------------------------------------------------------
                                                                                            $     1,735,632
-----------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 7.4%
$          1,300   Philadelphia Authority for Industrial Development Lease
                   Revenue, (FSA), 5.125%, 10/1/26                                          $     1,345,084
           1,700   Philadelphia Authority for Industrial Development Lease
                   Revenue, (FSA), 5.25%, 10/1/30                                                 1,769,241
-----------------------------------------------------------------------------------------------------------
                                                                                            $     3,114,325
-----------------------------------------------------------------------------------------------------------

INSURED-PRIVATE EDUCATION -- 17.6%
$          1,000   Chester County IDA Educational Facility, (Westtown School),
                   (AMBAC), 5.00%, 1/1/31                                                   $     1,017,260
           3,365   Delaware County, (Villanova University), (MBIA),
                   5.00%, 12/1/28                                                                 3,413,557
           3,000   Pennsylvania HEFA, (Temple University), (MBIA),
                   5.00%, 4/1/29(4)                                                               3,045,360
-----------------------------------------------------------------------------------------------------------
                                                                                            $     7,476,177
-----------------------------------------------------------------------------------------------------------

INSURED-PUBLIC EDUCATION -- 8.3%
$          2,400   Lycoming County Authority, (Pennsylvania College of
                   Technology), (AMBAC), 5.25%, 5/1/32                                      $     2,506,968
           1,000   Pennsylvania HEFA, (Clarion University Foundation),
                   (XLCA), 5.00%, 7/1/33                                                          1,015,870
-----------------------------------------------------------------------------------------------------------
                                                                                            $     3,522,838
-----------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                 VALUE
-----------------------------------------------------------------------------------------------------------
INSURED-SPECIAL TAX REVENUE -- 10.4%
$          4,350   Pittsburgh and Allegheny County Public Auditorium,
                   (AMBAC), 5.00%, 2/1/29                                                   $     4,418,991
-----------------------------------------------------------------------------------------------------------
                                                                                            $     4,418,991
-----------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 22.0%
$          2,000   Allegheny County Port Authority, (FGIC), 5.00%, 3/1/25                   $     2,061,780
           1,000   Allegheny County Port Authority, (FGIC), 5.00%, 3/1/29                         1,019,510
           1,500   Pennsylvania Turnpike Commission Registration Fee,
                   (AMBAC), 5.00%, 7/15/31                                                        1,532,535
           3,750   Pennsylvania Turnpike Commission, (AMBAC),
                   5.00%, 7/15/41                                                                 3,793,613
             815   Puerto Rico Highway and Transportation Authority,
                   (MBIA), Variable Rate, 7/1/36(2)(3)                                              899,711
-----------------------------------------------------------------------------------------------------------
                                                                                            $     9,307,149
-----------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 14.5%
$          1,555   Erie Sewer Authority, (AMBAC), 0.00%, 12/1/25                            $       534,360
           2,155   Erie Sewer Authority, (AMBAC), 0.00%, 12/1/25                                    740,544
           1,920   Erie Sewer Authority, (AMBAC), 0.00%, 12/1/26                                    620,582
           2,500   Pennsylvania University Sewer Authority, (MBIA),
                   5.00%, 11/1/26                                                                 2,560,550
           1,000   Philadelphia Water & Wastewater, (FGIC), Variable Rate,
                   11/1/31(2)(3)                                                                  1,056,820
             580   Pittsburgh Water and Sewer Authority, (AMBAC),
                   Variable Rate, 12/1/27(2)(3)                                                     641,439
-----------------------------------------------------------------------------------------------------------
                                                                                            $     6,154,295
-----------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 5.3%
$          1,400   Delaware River Joint Toll Bridge Commission,
                   5.00%, 7/1/28                                                            $     1,422,022
             800   Puerto Rico Highway and Transportation Authority,
                   5.125%, 7/1/43                                                                   813,144
-----------------------------------------------------------------------------------------------------------
                                                                                            $     2,235,166
-----------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 158.9%
   (IDENTIFIED COST $65,541,147)                                                            $    67,297,631
-----------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.5%                                                      $     1,054,616
-----------------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS CUMULATIVE
UNPAID DIVIDENDS -- (61.4)%                                                                 $   (26,000,000)
-----------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO
COMMON SHARES -- 100.0%                                                                     $    42,352,247
-----------------------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2004, 91.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 27.0% of total investments.

(1)  Security has been issued as an inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate value of the securities is $4,556,055 or 10.8% of the Fund's net assets.

(3)  Security has been issued as a leveraged inverse floater bond.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

EATON VANCE INSURED MUNICIPAL BOND FUNDS as of September 30, 2004
FINANCIAL STATEMENTS
STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2004

                                                                            INSURED              INSURED             INSURED
                                                                       MUNICIPAL FUND II   CALIFORNIA FUND II     FLORIDA FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments --
   Identified cost                                                     $     226,809,767   $       85,114,128    $    57,137,949
   Unrealized appreciation                                                     7,525,499            2,088,870          1,721,586
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                                                  $     234,335,266   $       87,202,998    $    58,859,535
--------------------------------------------------------------------------------------------------------------------------------
Cash                                                                   $              --   $        1,437,428    $            --
Receivable from the Transfer Agent                                                    --               24,024             16,773
Interest receivable                                                            3,264,744            1,010,809          1,139,979
Receivable for daily variation margin on open
  financial futures contracts                                                    203,125               81,250             53,625
Prepaid expenses                                                                  33,830                   --                 --
--------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                           $     237,836,965   $       89,756,509    $    60,069,912
--------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Due to bank                                                            $       1,183,720   $               --    $       315,862
Accrued expenses                                                                  57,040               41,706             40,745
--------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                      $       1,240,760   $           41,706    $       356,607
--------------------------------------------------------------------------------------------------------------------------------
Auction preferred shares at liquidation value plus
  cumulative unpaid dividends                                                 87,539,187           33,759,746         22,501,845
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                                 $     149,057,018   $       55,955,057    $    37,211,460
--------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Common Shares, $0.01 par value, unlimited number
  of shares authorized                                                 $          99,161   $           38,555    $        25,635
Additional paid-in capital                                                   140,606,199           54,650,147         36,336,339
Accumulated net realized gain (loss) (computed
  on the basis of identified cost)                                               101,748             (954,948)          (899,763)
Accumulated undistributed net investment income                                1,566,379              456,720            241,693
Net unrealized appreciation (computed on the
  basis of identified cost)                                                    6,683,531            1,764,583          1,507,556
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                                 $     149,057,018   $       55,955,057    $    37,211,460
--------------------------------------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES ISSUED AND OUTSTANDING
(LIQUIDATION PREFERENCE OF $25,000 PER SHARE)
                                                                                   3,500                1,350                900
--------------------------------------------------------------------------------------------------------------------------------

COMMON SHARES OUTSTANDING
                                                                               9,916,105            3,855,544          2,563,484
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER COMMON SHARE

NET ASSETS APPLICABLE TO COMMON SHARES
  DIVIDED BY COMMON SHARES ISSUED AND OUTSTANDING                      $           15.03   $            14.51    $         14.52
--------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                              INSURED              INSURED            INSURED
                                                                         MASSACHUSETTS FUND     MICHIGAN FUND     NEW JERSEY FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments --
   Identified cost                                                       $       39,277,400    $    33,729,275    $    57,443,552
   Unrealized appreciation                                                        1,734,750          1,533,212          2,733,144
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                                                    $       41,012,150    $    35,262,487    $    60,176,696
----------------------------------------------------------------------------------------------------------------------------------
Cash                                                                     $               --    $        64,830    $            --
Receivable from the Transfer Agent                                                    4,299              2,583              4,104
Interest receivable                                                                 556,516            568,713            788,967
Receivable for daily variation margin on open
  financial futures contracts                                                        32,500             34,531             40,625
----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                             $       41,605,465    $    35,933,144    $    61,010,392
----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Due to bank                                                              $           86,339    $            --    $       142,053
Accrued expenses                                                                     37,002             36,394             39,216
----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                        $          123,341    $        36,394    $       181,269
----------------------------------------------------------------------------------------------------------------------------------
Auction preferred shares at liquidation value plus
  cumulative unpaid dividends                                                    15,500,000         13,501,071         22,502,793
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                                   $       25,982,124    $    22,395,679    $    38,326,330
----------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Common Shares, $0.01 par value, unlimited number
  of shares authorized                                                   $           17,472    $        15,090    $        25,576
Additional paid-in capital                                                       24,747,251         21,371,031         36,245,454
Accumulated net realized loss (computed on
  the basis of identified cost)                                                    (657,399)          (556,618)          (934,961)
Accumulated undistributed net investment income                                     291,640            207,270            446,605
Net unrealized appreciation (computed on the
  basis of identified cost)                                                       1,583,160          1,358,906          2,543,656
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                                   $       25,982,124    $    22,395,679    $    38,326,330
----------------------------------------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES ISSUED AND OUTSTANDING
(LIQUIDATION PREFERENCE OF $25,000 PER SHARE)

                                                                                        620                540                900
----------------------------------------------------------------------------------------------------------------------------------

COMMON SHARES OUTSTANDING

                                                                                  1,747,195          1,509,044          2,557,596
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER COMMON SHARE

NET ASSETS APPLICABLE TO COMMON SHARES DIVIDED BY COMMON
  SHARES ISSUED AND OUTSTANDING                                          $            14.87    $         14.84    $         14.99
----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                          INSURED              INSURED               INSURED
                                                                      NEW YORK FUND II        OHIO FUND         PENNSYLVANIA FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments --
   Identified cost                                                   $      57,024,545    $       55,590,179    $      65,541,147
   Unrealized appreciation                                                   2,247,449             1,902,549            1,756,484
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                                                $      59,271,994    $       57,492,728    $      67,297,631
---------------------------------------------------------------------------------------------------------------------------------
Cash                                                                 $         505,038    $          295,299    $          71,984
Receivable from the Transfer Agent                                                  --                 6,045                2,690
Interest receivable                                                            793,493               820,560              952,706
Receivable for daily variation margin on
  open financial futures contracts                                              54,844                50,781               61,344
Prepaid expenses                                                                   439                    --                   --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                         $      60,625,808    $       58,665,413    $      68,386,355
---------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable to affiliate for Trustees' fees                              $              --    $               --    $              75
Accrued expenses                                                                35,305                40,937               34,033
---------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                    $          35,305    $           40,937    $          34,108
---------------------------------------------------------------------------------------------------------------------------------
Auction preferred shares at liquidation value plus
  cumulative unpaid dividends                                               22,501,862            21,878,594           26,000,000
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                               $      38,088,641    $       36,745,882    $      42,352,247
---------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Common Shares, $0.01 par value, unlimited
  number of shares authorized                                        $          25,539    $           25,092    $          29,397
Additional paid-in capital                                                  36,190,165            35,558,119           41,664,298
Accumulated net realized loss (computed on
  the basis of identified cost)                                               (450,730)             (645,737)          (1,160,706)
Accumulated undistributed net investment income                                303,550               142,718              307,611
Net unrealized appreciation (computed on the
  basis of identified cost)                                                  2,020,117             1,665,690            1,511,647
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                               $      38,088,641    $       36,745,882    $      42,352,247
---------------------------------------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES ISSUED AND OUTSTANDING
(LIQUIDATION PREFERENCE OF $25,000 PER SHARE)

                                                                                   900                   875                1,040
---------------------------------------------------------------------------------------------------------------------------------

COMMON SHARES OUTSTANDING

                                                                             2,553,906             2,509,226            2,939,752
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER COMMON SHARE

NET ASSETS APPLICABLE TO COMMON SHARES DIVIDED BY COMMON
  SHARES ISSUED AND OUTSTANDING                                      $           14.91    $            14.64    $           14.41
---------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED SEPTEMBER 30, 2004

                                                                          INSURED               INSURED              INSURED
                                                                     MUNICIPAL FUND II    CALIFORNIA FUND II      FLORIDA FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                             $      12,966,594    $        4,689,506    $       3,140,813
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                              $      12,966,594    $        4,689,506    $       3,140,813
---------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                               $       1,281,462    $          494,512    $         328,560
Trustees' fees and expenses                                                      7,994                 6,158                1,530
Legal and accounting services                                                   41,423                39,832               37,024
Printing and postage                                                            21,327                 7,453                5,690
Custodian fee                                                                  117,333                44,425               31,964
Transfer and dividend disbursing agent                                         119,363                48,019               34,067
Preferred shares remarketing agent fee                                         187,886                84,605               56,404
Miscellaneous                                                                   29,907                22,387               19,874
---------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                       $       1,806,695    $          747,391    $         515,113
---------------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                        $           7,368    $            6,210    $           2,742
   Reduction of investment adviser fee                                         349,490               134,867               89,607
---------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                             $         356,858    $          141,077    $          92,349
---------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                         $       1,449,837    $          606,314    $         422,764
---------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                $      11,516,757    $        4,083,192    $       2,718,049
---------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                   $       3,128,364    $          359,677    $          37,600
   Financial futures contracts                                              (4,078,495)           (1,575,255)          (1,101,036)
---------------------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                    $        (950,131)   $       (1,215,578)   $      (1,063,436)
---------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                               $       2,906,357    $          805,105    $         827,356
   Financial futures contracts                                               1,337,429               327,182              230,068
---------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                 $       4,243,786    $        1,132,287    $       1,057,424
---------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                              $       3,293,655    $          (83,291)   $          (6,012)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
   From net investment income                                        $        (797,793)   $         (291,894)   $        (196,442)
   From net realized gain                                                     (171,657)              (14,985)             (16,866)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO PREFERRED SHAREHOLDERS                        $        (969,450)   $         (306,879)   $        (213,308)
---------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                           $      13,840,962    $        3,693,022    $       2,498,729
---------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                              INSURED              INSURED            INSURED
                                                                         MASSACHUSETTS FUND     MICHIGAN FUND     NEW JERSEY FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                                 $        2,251,389    $     1,945,243    $     3,280,972
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  $        2,251,389    $     1,945,243    $     3,280,972
---------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                   $          225,727    $       195,467    $       331,927
Trustees' fees and expenses                                                           1,530                153              1,529
Legal and accounting services                                                        37,114             30,499             31,616
Printing and postage                                                                  3,940              3,490              4,029
Custodian fee                                                                        27,122             25,403             35,126
Transfer and dividend disbursing agent                                               25,576             25,999             35,863
Preferred shares remarketing agent fee                                               38,855             33,540             55,964
Miscellaneous                                                                        18,364             19,422             23,903
---------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                           $          378,228    $       333,973    $       519,957
---------------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                            $            1,068    $         1,775    $         2,658
   Reduction of investment adviser fee                                               61,562             53,309             90,526
---------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                 $           62,630    $        55,084    $        93,184
---------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                             $          315,598    $       278,889    $       426,773
---------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                    $        1,935,791    $     1,666,354    $     2,854,199
---------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                       $         (120,767)   $         8,066    $      (115,507)
   Financial futures contracts                                                     (707,361)          (500,919)        (1,006,191)
---------------------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                        $         (828,128)   $      (492,853)   $    (1,121,698)
---------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                   $        1,232,336    $       863,516    $     1,783,307
   Financial futures contracts                                                      206,321             13,663            257,901
---------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                     $        1,438,657    $       877,179    $     2,041,208
---------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                         $          610,529    $       384,326    $       919,510
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
   From net investment income                                            $         (120,070)   $      (134,802)   $      (171,798)
   From net realized gain                                                           (28,935)                --            (38,781)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO PREFERRED SHAREHOLDERS                            $         (149,005)   $      (134,802)   $      (210,579)
---------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                               $        2,397,315    $     1,915,878    $     3,563,130
---------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                          INSURED              INSURED               INSURED
                                                                     NEW YORK FUND II         OHIO FUND         PENNSYLVANIA FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                             $       3,185,844    $        3,062,921    $       3,613,648
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                              $       3,185,844    $        3,062,921    $       3,613,648
---------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                               $         331,401    $          319,329    $         377,313
Trustees' fees and expenses                                                      1,529                 1,530                1,604
Legal and accounting services                                                   31,641                36,742               31,579
Printing and postage                                                             5,752                 7,008                5,270
Custodian fee                                                                   36,950                32,894               35,283
Transfer and dividend disbursing agent                                          38,018                39,568               43,577
Preferred shares remarketing agent fee                                          56,404                54,687               64,027
Miscellaneous                                                                   19,071                18,782               20,555
---------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                       $         520,766    $          510,540    $         579,208
---------------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                        $           3,227    $            3,380    $           2,355
   Reduction of investment adviser fee                                          90,382                87,090              102,904
---------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                             $          93,609    $           90,470    $         105,259
---------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                         $         427,157    $          420,070    $         473,949
---------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                $       2,758,687    $        2,642,851    $       3,139,699
---------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                   $         416,319    $          (22,912)   $        (205,640)
   Financial futures contracts                                                (898,747)             (883,389)          (1,188,389)
   Increase from payment by affiliate                                           10,000                    --                   --
   Net loss realized on the disposal of an investment
     in violation of restrictions                                              (10,000)                   --                   --
---------------------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                    $        (482,428)   $         (906,301)   $      (1,394,029)
---------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                               $       1,023,444    $          977,622    $         941,814
   Financial futures contracts                                                  25,973               (15,217)             255,600
---------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                 $       1,049,417    $          962,405    $       1,197,414
---------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                              $         566,989    $           56,104    $        (196,615)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
   From net investment income                                        $        (161,738)   $         (215,359)   $        (243,715)
   From net realized gain                                                      (40,869)               (6,904)             (32,614)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO PREFERRED SHAREHOLDERS                        $        (202,607)   $         (222,263)   $        (276,329)
---------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                           $       3,123,069    $        2,476,692    $       2,666,755
---------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 2004

                                                                          INSURED              INSURED               INSURED
INCREASE (DECREASE) IN NET ASSETS                                    MUNICIPAL FUND II    CALIFORNIA FUND II      FLORIDA FUND
---------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                             $      11,516,757    $        4,083,192    $       2,718,049
   Net realized loss from investments and financial futures
      contracts transactions                                                  (950,131)           (1,215,578)          (1,063,436)
   Net change in unrealized appreciation (depreciation) from
      investments and financial futures contracts                            4,243,786             1,132,287            1,057,424
   Distributions to preferred shareholders
      From net investment income                                              (797,793)             (291,894)            (196,442)
      From net realized gain                                                  (171,657)              (14,985)             (16,866)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                           $      13,840,962    $        3,693,022    $       2,498,729
---------------------------------------------------------------------------------------------------------------------------------
Distributions to common shareholders --
   From net investment income                                        $      (9,917,512)   $       (3,652,192)   $      (2,380,578)
   From net realized gain                                                   (1,566,389)             (231,517)            (203,870)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                           $     (11,483,901)   $       (3,883,709)   $      (2,584,448)
---------------------------------------------------------------------------------------------------------------------------------
Capital share transactions --
   Reinvestment of distributions to common shareholders              $         126,364    $           62,350    $         111,072
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS           $         126,364    $           62,350    $         111,072
---------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                                $       2,483,425    $         (128,337)   $          25,353
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES

At beginning of year                                                 $     146,573,593    $       56,083,394    $      37,186,107
---------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                       $     149,057,018    $       55,955,057    $      37,211,460
---------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME INCLUDED IN
NET ASSETS APPLICABLE TO COMMON SHARES

AT END OF YEAR                                                       $       1,566,379    $          456,720    $         241,693
---------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                              INSURED              INSURED            INSURED
INCREASE (DECREASE) IN NET ASSETS                                        MASSACHUSETTS FUND     MICHIGAN FUND     NEW JERSEY FUND
---------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                                 $        1,935,791    $     1,666,354    $     2,854,199
   Net realized loss from investments and
      financial futures contracts                                                  (828,128)          (492,853)        (1,121,698)
   Net change in unrealized appreciation (depreciation) from
      investments and financial futures contracts                                 1,438,657            877,179          2,041,208
   Distributions to preferred shareholders
      From net investment income                                                   (120,070)          (134,802)          (171,798)
      From net realized gain                                                        (28,935)                --            (38,781)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                               $        2,397,315    $     1,915,878    $     3,563,130
---------------------------------------------------------------------------------------------------------------------------------
Distributions to common shareholders --
   From net investment income                                            $       (1,654,712)   $    (1,429,865)   $    (2,453,611)
   From net realized gain                                                          (392,319)                --           (525,716)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                               $       (2,047,031)   $    (1,429,865)   $    (2,979,327)
---------------------------------------------------------------------------------------------------------------------------------
Capital share transactions --
   Reinvestment of distributions to common shareholders                  $           46,328    $        16,409    $        55,739
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS               $           46,328    $        16,409    $        55,739
---------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                               $          396,612    $       502,422    $       639,542
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES

At beginning of year                                                     $       25,585,512    $    21,893,257    $    37,686,788
---------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                           $       25,982,124    $    22,395,679    $    38,326,330
---------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME INCLUDED IN
NET ASSETS APPLICABLE TO COMMON SHARES

AT END OF YEAR                                                           $          291,640    $       207,270    $       446,605
---------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                          INSURED              INSURED               INSURED
INCREASE (DECREASE) IN NET ASSETS                                    NEW YORK FUND II         OHIO FUND         PENNSYLVANIA FUND
---------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                             $       2,758,687    $        2,642,851    $       3,139,699
   Net realized loss from investments and financial futures
      contracts transactions                                                  (482,428)             (906,301)          (1,394,029)
   Net change in unrealized appreciation (depreciation) from
      investments and financial futures contracts                            1,049,417               962,405            1,197,414
   Distributions to preferred shareholders
      From net investment income                                              (161,738)             (215,359)            (243,715)
      From net realized gain                                                   (40,869)               (6,904)             (32,614)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                           $       3,123,069    $        2,476,692    $       2,666,755
---------------------------------------------------------------------------------------------------------------------------------
Distributions to common shareholders --
   From net investment income                                        $      (2,459,266)   $       (2,330,988)   $      (2,755,136)
   From net realized gain                                                     (563,836)              (82,913)            (412,505)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                           $      (3,023,102)   $       (2,413,901)   $      (3,167,641)
---------------------------------------------------------------------------------------------------------------------------------
Capital share transactions --
   Reinvestment of distributions to common shareholders              $           4,566    $           73,548    $          31,524
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS           $           4,566    $           73,548    $          31,524
---------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                                $         104,533    $          136,339    $        (469,362)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES

At beginning of year                                                 $      37,984,108    $       36,609,543    $      42,821,609
---------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                       $      38,088,641    $       36,745,882    $      42,352,247
---------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME INCLUDED IN
NET ASSETS APPLICABLE TO COMMON SHARES

AT END OF YEAR                                                       $         303,550    $          142,718    $         307,611
---------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

FOR THE PERIOD ENDED SEPTEMBER 30, 2003(1)

                                                                          INSURED              INSURED              INSURED
INCREASE (DECREASE) IN NET ASSETS                                    MUNICIPAL FUND II    CALIFORNIA FUND II      FLORIDA FUND
---------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                             $       8,636,479    $        3,140,922    $       1,987,583
   Net realized gain from investments and
      financial futures contracts transactions                               2,695,195               475,791              369,619
   Net change in unrealized appreciation (depreciation) from
      investments and financial futures contracts                            2,439,745               632,296              450,132
   Distributions to preferred shareholders
      from net investment income                                              (701,821)             (192,472)            (152,002)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                           $      13,069,598    $        4,056,537    $       2,655,332
---------------------------------------------------------------------------------------------------------------------------------
Distributions to common shareholders --
   From net investment income                                        $      (7,076,834)   $       (2,599,597)   $      (1,720,498)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                           $      (7,076,834)   $       (2,599,597)   $      (1,720,498)
---------------------------------------------------------------------------------------------------------------------------------
Capital share transactions --
   Proceeds from sale of common shares(2)                            $     141,787,289    $       55,073,394    $      36,321,367
   Reinvestment of distributions to common shareholders                         43,049                   363              200,519
   Offering costs and preferred shares underwriting discounts               (1,349,509)             (547,303)            (370,613)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                 $     140,480,829    $       54,526,454    $      36,151,273
---------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                           $     146,473,593    $       55,983,394    $      37,086,107
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES

At beginning of year                                                 $         100,000    $          100,000    $         100,000
---------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                       $     146,573,593    $       56,083,394    $      37,186,107
---------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME INCLUDED IN
NET ASSETS APPLICABLE TO COMMON SHARES

AT END OF YEAR                                                       $         811,569    $          334,279    $         108,559
---------------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, November 29, 2002, to September 30, 2003.

(2) Proceeds from the sale of shares net of sales load paid of $6,681,076, $2,595,081 and $1,711,478 for Insured Municipal Fund II, Insured California Fund II and Insured Florida Fund, respectively.

                        See notes to financial statements

                                                                              INSURED              INSURED            INSURED
INCREASE (DECREASE) IN NET ASSETS                                        MASSACHUSETTS FUND     MICHIGAN FUND     NEW JERSEY FUND
---------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                                 $        1,418,804    $     1,230,007    $     2,087,813
   Net realized gain (loss) from investments and
      financial futures contracts                                                   579,251            (83,806)           748,013
   Net change in unrealized appreciation (depreciation)
      from investments and financial futures contracts                              144,503            481,727            502,448
   Distributions to preferred shareholders
      from net investment income                                                    (99,094)           (86,751)          (143,861)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                               $        2,043,464    $     1,541,177    $     3,194,413
---------------------------------------------------------------------------------------------------------------------------------
Distributions to common shareholders --
   From net investment income                                            $       (1,176,983)   $    (1,017,632)   $    (1,723,590)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                               $       (1,176,983)   $    (1,017,632)   $    (1,723,590)
---------------------------------------------------------------------------------------------------------------------------------
Capital share transactions --
   Proceeds from sale of common shares(2)                                $       24,879,202    $    21,497,628    $    36,480,532
   Reinvestment of distributions to common shareholders                               8,903              8,225              8,074
   Offering costs and preferred shares underwriting discounts                      (269,074)          (236,141)          (372,641)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                     $       24,619,031    $    21,269,712    $    36,115,965
---------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                               $       25,485,512    $    21,793,257    $    37,586,788
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES

At beginning of year                                                     $          100,000    $       100,000    $       100,000
---------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                           $       25,585,512    $    21,893,257    $    37,686,788
---------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME INCLUDED IN
NET ASSETS APPLICABLE TO COMMON SHARES

AT END OF YEAR                                                           $          137,386    $       116,639    $       218,635
---------------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, November 29, 2002, to September 30, 2003.

(2) Proceeds from sale of shares net of sales load paid of $1,172,318, $1,012,977 and $1,718,978 for Insured Massachusetts Fund, Insured Michigan Fund and Insured New Jersey Fund, respectively.

                        See notes to financial statements

                                                                        INSURED            INSURED            INSURED
INCREASE (DECREASE) IN NET ASSETS                                   NEW YORK FUND II      OHIO FUND       PENNSYLVANIA FUND
---------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                            $      2,077,120   $      1,922,881   $       2,350,395
   Net realized gain from investments and
      financial futures contracts transactions                               619,801            311,341             668,618
   Net change in unrealized appreciation (depreciation)
      from investments and financial futures contracts                       970,700            703,285             314,233
   Distributions to preferred shareholders
      from net investment income                                            (143,577)          (147,817)           (175,228)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                          $      3,524,044   $      2,789,690   $       3,158,018
---------------------------------------------------------------------------------------------------------------------------
Distributions to common shareholders --
   From net investment income                                       $     (1,752,264)  $     (1,689,925)  $      (1,999,243)
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                          $     (1,752,264)  $     (1,689,925)  $      (1,999,243)
---------------------------------------------------------------------------------------------------------------------------
Capital share transactions --
   Proceeds from sale of common shares(2)                           $     36,480,718   $     35,761,589   $      41,979,857
   Reinvestment of distributions to common shareholders                        4,010             15,937               6,307
   Offering costs and preferred shares underwriting discounts               (372,400)          (367,748)           (423,330)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                $     36,112,328   $     35,409,778   $      41,562,834
---------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                          $     37,884,108   $     36,509,543   $      42,721,609
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES

At beginning of year                                                $        100,000   $        100,000   $         100,000
---------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                      $     37,984,108   $     36,609,543   $      42,821,609
---------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME INCLUDED IN
NET ASSETS APPLICABLE TO COMMON SHARES

AT END OF YEAR                                                      $        174,093   $         68,227   $         171,562
---------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, November 29, 2002, to September 30, 2003.
(2) Proceeds from the sale of shares net of sales load paid of $1,718,987, $1,685,101 and $1,978,108 for Insured New York Fund II, Insured Ohio Fund and Insured Pennsylvania Fund, respectively.

                        See notes to financial statements

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                           INSURED MUNICIPAL FUND II
                                                                         ------------------------------
                                                                            YEAR ENDED SEPTEMBER 30,
                                                                         ------------------------------
                                                                            2004(1)        2003(1)(2)
-------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year (Common shares)                     $      14.790    $      14.325(3)
-------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                                    $       1.162    $       0.879
Net realized and unrealized gain                                                 0.334            0.508
Distributions to preferred shareholders
   From net investment income                                                   (0.080)          (0.071)
   From net realized gain                                                       (0.017)              --
-------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                             $       1.399    $       1.316
-------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                                               $      (1.001)   $      (0.714)
From net realized gain                                                          (0.158)              --
-------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                               $      (1.159)   $      (0.714)
-------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS CHARGED TO PAID-IN CAPITAL    $          --    $      (0.048)
-------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS                                  $          --    $      (0.089)
-------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR (COMMON SHARES)                           $      15.030    $      14.790
-------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF YEAR (COMMON SHARES)                              $      14.820    $      14.000
-------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON NET ASSET VALUE                                       10.00%(4)         8.46%(5)
-------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON MARKET VALUE                                          14.59%(4)         2.67%(5)
-------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                     INSURED MUNICIPAL FUND II
                                                                                   ------------------------------
                                                                                      YEAR ENDED SEPTEMBER 30,
                                                                                   ------------------------------
                                                                                      2004(1)        2003(1)(2)
-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++

Net assets applicable to common shares, end of year (000's omitted)                $     149,057    $     146,574
Ratios (As a percentage of average net assets applicable to common shares):
   Net expenses(6)                                                                          1.00%            0.86%(7)
   Net expenses after custodian fee reduction(6)                                            1.00%            0.84%(7)
   Net investment income(6)                                                                 7.92%            7.14%(7)
Portfolio Turnover                                                                            34%              79%
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee and/or a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net assets applicable to common shares):
   Expenses(6)                                                                              1.24%            1.09%(7)
   Expenses after custodian fee reduction(6)                                                1.24%            1.07%(7)
   Net investment income(6)                                                                 7.68%            6.91%(7)
   Net investment income per share                                                 $       1.127    $       0.851
-----------------------------------------------------------------------------------------------------------------
++ The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets):
   Net expenses                                                                             0.63%            0.57%(7)
   Net expenses after custodian fee reduction                                               0.62%            0.56%(7)
   Net investment income                                                                    4.94%            4.72%(7)
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee and/or a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average total net assets):
   Expenses                                                                                 0.78%            0.72%(7)
   Expenses after custodian fee reduction                                                   0.77%            0.71%(7)
   Net investment income                                                                    4.79%            4.57%(7)
-----------------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding                                                      3,500            3,500
   Asset coverage per preferred share(8)                                           $      67,599    $      66,893
   Involuntary liquidation preference per preferred share(9)                       $      25,000    $      25,000
   Approximate market value per preferred share(9)                                 $      25,000    $      25,000
-----------------------------------------------------------------------------------------------------------------

(1)  Computed using average common shares outstanding.
(2) For the period from the start of business, November 29, 2002, to September 30, 2003.
(3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.
(4) Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.
(5) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.
(6) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.
(7)  Annualized.
(8) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.
(9)  Plus accumulated and unpaid dividends

                        See notes to financial statements

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                           INSURED CALIFORNIA FUND II
                                                                         ------------------------------
                                                                            YEAR ENDED SEPTEMBER 30,
                                                                         ------------------------------
                                                                            2004(1)        2003(1)(2)
-------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year (Common shares)                     $      14.560    $      14.325(3)
-------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                                    $       1.060    $       0.822
Net realized and unrealized gain (loss)                                         (0.022)           0.281
Distributions to preferred shareholders
   From net investment income                                                   (0.076)          (0.050)
   From net realized gain                                                       (0.004)              --
-------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                             $       0.958    $       1.053
-------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                                               $      (0.948)   $      (0.675)
From net realized gain                                                          (0.060)              --
-------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                               $      (1.008)   $      (0.675)
-------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS CHARGED TO PAID-IN CAPITAL    $          --    $      (0.054)
-------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS                                  $          --    $      (0.089)
-------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR (COMMON SHARES)                           $      14.510    $      14.560
-------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF YEAR (COMMON SHARES)                              $      14.580    $      13.800
-------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON NET ASSET VALUE                                        6.84%(4)         6.62%(5)
-------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON MARKET VALUE                                          13.27%(4)         1.06%(5)
-------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                     INSURED CALIFORNIA FUND II
                                                                                   ------------------------------
                                                                                      YEAR ENDED SEPTEMBER 30,
                                                                                   ------------------------------
                                                                                      2004(1)        2003(1)(2)
-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++

Net assets applicable to common shares, end of year (000's omitted)                $      55,955    $      56,083
Ratios (As a percentage of average net assets applicable to common shares):
   Net expenses(6)                                                                          1.09%            0.98%(7)
   Net expenses after custodian fee reduction(6)                                            1.08%            0.96%(7)
   Net investment income(6)                                                                 7.27%            6.75%(7)
Portfolio Turnover                                                                            13%              36%
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee and/or a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net assets applicable to common shares):
   Expenses(6)                                                                              1.33%            1.22%(7)
   Expenses after custodian fee reduction(6)                                                1.32%            1.20%(7)
   Net investment income(6)                                                                 7.03%            6.51%(7)
   Net investment income per share                                                 $       1.025    $       0.793
-----------------------------------------------------------------------------------------------------------------
++ The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets):
   Net expenses                                                                             0.68%            0.64%(7)
   Net expenses after custodian fee reduction                                               0.67%            0.63%(7)
   Net investment income                                                                    4.54%            4.46%(7)
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee and/or a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total net assets):
   Expenses                                                                                 0.83%            0.80%(7)
   Expenses after custodian fee reduction                                                   0.82%            0.79%(7)
   Net investment income                                                                    4.39%            4.30%(7)
-----------------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding                                                      1,350            1,350
   Asset coverage per preferred share(8)                                           $      66,455    $      66,545
   Involuntary liquidation preference per preferred share(9)                       $      25,000    $      25,000
   Approximate market value per preferred share(9)                                 $      25,000    $      25,000
-----------------------------------------------------------------------------------------------------------------

(1)  Computed using average shares outstanding.
(2) For the period from the start of business, November 29, 2002, to September 30, 2003.
(3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.
(4) Returns are historical and are calculated by determining the percentage change in net asset value or maket value with all distributions reinvested. Total return is not computed on an annualized basis.
(5) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.
(6) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.
(7)  Annualized.
(8) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.
(9)  Plus accumulated and unpaid dividends

                        See notes to financial statements

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                             INSURED FLORIDA FUND
                                                                         ------------------------------
                                                                            YEAR ENDED SEPTEMBER 30,
                                                                         ------------------------------
                                                                            2004(1)        2003(1)(2)
-------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year (Common shares)                     $      14.550    $      14.325(3)
-------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                                    $       1.062    $       0.788
Net realized and unrealized gain                                                 0.002(4)         0.319
Distributions to preferred shareholders
   From net investment income                                                   (0.077)          (0.060)
   From net realized gain                                                       (0.007)              --
-------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                             $       0.980    $       1.047
-------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                                               $      (0.930)   $      (0.675)
From net realized gain                                                          (0.080)              --
-------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                               $      (1.010)   $      (0.675)
-------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS CHARGED TO PAID-IN CAPITAL    $          --    $      (0.058)
-------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS                                  $          --    $      (0.089)
-------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD (COMMON SHARES)                         $      14.520    $      14.550
-------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON SHARES)                            $      14.750    $      14.100
-------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON NET ASSET VALUE                                        7.12%(5)         6.37%(6)
-------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON MARKET VALUE                                          12.29%(5)         3.08%(6)
-------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                       INSURED FLORIDA FUND
                                                                                   ------------------------------
                                                                                      YEAR ENDED SEPTEMBER 30,
                                                                                   ------------------------------
                                                                                      2004(1)        2003(1)(2)
-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++

Net assets applicable to common shares, end of year (000's omitted)                $      37,211    $      37,186
Ratios (As a percentage of average net assets applicable to common shares):
   Net expenses(7)                                                                          1.14%            1.04%(8)
   Net expenses after custodian fee reduction(7)                                            1.14%            0.98%(8)
   Net investment income(7)                                                                 7.30%            6.45%(8)
Portfolio Turnover                                                                            19%              29%
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee and/or a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net assets applicable to common shares):
   Expenses(7)                                                                              1.38%            1.29%(8)
   Expenses after custodian fee reduction(7)                                                1.38%            1.23%(8)
   Net investment income(7)                                                                 7.06%            6.20%(8)
   Net investment income per share                                                 $       1.027    $       0.757
-----------------------------------------------------------------------------------------------------------------
++ The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets):
   Net expenses                                                                             0.71%            0.69%(8)
   Net expenses after custodian fee reduction                                               0.71%            0.65%(8)
   Net investment income                                                                    4.55%            4.25%(8)
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee and / or a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total net assets):
   Expenses                                                                                 0.86%            0.86%(8)
   Expenses after custodian fee reduction                                                   0.86%            0.82%(8)
   Net investment income                                                                    4.40%            4.08%(8)
-----------------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding                                                        900              900
   Asset coverage per preferred share(9)                                           $      66,348    $      66,319
   Involuntary liquidation preference per preferred share(10)                      $      25,000    $      25,000
   Approximate market value per preferred share(10)                                $      25,000    $      25,000
-----------------------------------------------------------------------------------------------------------------

(1)  Computed using average common shares outstanding.
(2) For the period from the start of business, November 29, 2002, to September 30, 2003.
(3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.
(4) The per share amount does not reflect the actual net realized and unrealized gain/loss for the period because of the timing of reinvested shares of the Fund and the amount of per share realized gains and losses at such time.
(5) Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.
(6) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.
(7) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.
(8)  Annualized.
(9) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.
(10) Plus accumulated and unpaid dividends.

                        See notes to financial statements

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                           INSURED MASSACHUSETTS FUND
                                                                         ------------------------------
                                                                            YEAR ENDED SEPTEMBER 30,
                                                                         ------------------------------
                                                                            2004(1)        2003(1)(2)
-------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period (Common shares)                   $      14.670    $      14.325(3)
-------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                                    $       1.109    $       0.823
Net realized and unrealized gain                                                 0.350            0.411
Distributions to preferred shareholders
   From net investment income                                                   (0.069)          (0.058)
   From net realized gain                                                       (0.017)              --
-------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                             $       1.373    $       1.176
-------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                                               $      (0.948)   $      (0.675)
From net realized gain                                                          (0.225)              --
-------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                               $      (1.173)   $      (0.675)
-------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS CHARGED TO PAID-IN CAPITAL    $          --    $      (0.066)
-------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS                                  $          --    $      (0.090)
-------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD (COMMON SHARES)                         $      14.870    $      14.670
-------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON SHARES)                            $      15.570    $      14.450
-------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON NET ASSET VALUE                                        9.74%(4)         7.22%(5)
-------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON MARKET VALUE                                          16.66%(4)         5.61%(5)
-------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                     INSURED MASSACHUSETTS FUND
                                                                                   ------------------------------
                                                                                      YEAR ENDED SEPTEMBER 30,
                                                                                   ------------------------------
                                                                                      2004(1)        2003(1)(2)
-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++

Net assets applicable to common shares, end of period (000's omitted)              $      25,982    $      25,586
Ratios (As a percentage of average net assets applicable to common shares):
   Net expenses(6)                                                                          1.24%            1.10%(7)
   Net expenses after custodian fee reduction(6)                                            1.24%            1.06%(7)
   Net investment income(6)                                                                 7.58%            6.73%(7)
Portfolio Turnover                                                                            39%              81%
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee and/or a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net assets applicable to common shares):
   Expenses(6)                                                                              1.48%            1.36%(7)
   Expenses after custodian fee reduction(6)                                                1.48%            1.32%(7)
   Net investment income(6)                                                                 7.34%            6.47%(7)
   Net investment income per share                                                 $       1.074    $       0.791
-----------------------------------------------------------------------------------------------------------------
++ The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets):
   Net expenses                                                                             0.77%            0.73%(7)
   Net expenses after custodian fee reduction                                               0.77%            0.70%(7)
   Net investment income                                                                    4.72%            4.42%(7)
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee and/or a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total net assets):
   Expenses                                                                                 0.92%            0.90%(7)
   Expenses after custodian fee reduction                                                   0.92%            0.87%(7)
   Net investment income                                                                    4.57%            4.25%(7)
-----------------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding                                                        620              620
   Asset coverage per preferred share(8)                                           $      66,907    $      66,270
   Involuntary liquidation preference per preferred share(9)                       $      25,000    $      25,000
   Approximate market value per preferred share(9)                                 $      25,000    $      25,000
-----------------------------------------------------------------------------------------------------------------

(1)  Computed using average common shares outstanding.
(2) For the period from the start of business, November 29, 2002 to September 30, 2003.
(3) Net asset value at the beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.
(4) Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.
(5) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annaulized basis.
(6) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.
(7)  Annualized.
(8) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.
(9)  Plus accumulated and unpaid dividends.

                        See notes to financial statements

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                             INSURED MICHIGAN FUND
                                                                         ------------------------------
                                                                            YEAR ENDED SEPTEMBER 30,
                                                                         ------------------------------
                                                                            2004(1)        2003(1)(2)
-------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year (Common shares)                     $      14.520    $      14.325(3)
-------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                                    $       1.105    $       0.824
Net realized and unrealized gain                                                 0.252            0.262
Distribution to preferred shareholders from net investment income               (0.089)          (0.058)
-------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                             $       1.268    $       1.028
-------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

FROM NET INVESTMENT INCOME                                               $      (0.948)   $      (0.675)
-------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                               $      (0.948)   $      (0.675)
-------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS CHARGED TO PAID-IN CAPITAL    $          --    $      (0.068)
-------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS                                  $          --    $      (0.090)
-------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD (COMMON SHARES)                         $      14.840    $      14.520
-------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON SHARES)                            $      15.490    $      14.410
-------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON NET ASSET VALUE                                        8.96%(4)         6.12%(5)
-------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON MARKET VALUE                                          14.60%(4)         5.31%(5)
-------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                       INSURED MICHIGAN FUND
                                                                                   ------------------------------
                                                                                      YEAR ENDED SEPTEMBER 30,
                                                                                   ------------------------------
                                                                                      2004(1)        2003(1)(2)
-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++

Net assets applicable to common shares, end of year (000's omitted)                $      22,396    $      21,893
Ratios (As a percentage of average net assets applicable to common shares):
   Net expenses(6)                                                                          1.28%            1.14%(7)
   Net expenses after custodian fee reduction(6)                                            1.27%            1.09%(7)
   Net investment income(6)                                                                 7.56%            6.75%(7)
Portfolio Turnover                                                                             8%              79%
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee and/or a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net assets applicable to common shares):
   Expenses(6)                                                                              1.52%            1.41%(7)
   Expenses after custodian fee reduction(6)                                                1.51%            1.36%(7)
   Net investment income(6)                                                                 7.32%            6.48%(7)
   Net investment income per share                                                 $       1.070    $       0.792
-----------------------------------------------------------------------------------------------------------------
++ The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets):
   Net expenses                                                                             0.79%            0.75%(7)
   Net expenses after custodian fee reduction                                               0.78%            0.71%(7)
   Net investment income                                                                    4.69%            4.42%(7)
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee and/or a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total net assets):
   Expenses                                                                                 0.94%            0.93%(7)
   Expenses after custodian fee reduction                                                   0.93%            0.89%(7)
   Net investment income                                                                    4.54%            4.25%(7)
-----------------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding                                                        540              540
   Asset coverage per preferred share(8)                                           $      66,475    $      65,543
   Involuntary liquidation preference per preferred share(9)                       $      25,000    $      25,000
   Approximate market value per preferred share(9)                                 $      25,000    $      25,000
-----------------------------------------------------------------------------------------------------------------

(1)  Computed using average common shares outstanding.
(2) For the period from the start of business, November 29, 2002, to September 30, 2003.
(3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.
(4) Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.
(5) Total investment return on net asset value is calculated assuming a purchase at the offering of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.
(6) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.
(7)  Annualized.
(8) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this number by the number of preferred shares outstanding.
(9)  Plus accumulated and unpaid dividends.

                        See notes to financial statements

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                             INSURED NEW JERSEY FUND
                                                                         ------------------------------
                                                                            YEAR ENDED SEPTEMBER 30,
                                                                         ------------------------------
                                                                            2004(1)        2003(1)(2)
-------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year (Common shares)                     $      14.760    $      14.325(3)
-------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                                    $       1.117    $       0.826
Net realized and unrealized gain                                                 0.361            0.489
Distributions to preferred shareholders
   From net investment income                                                   (0.067)          (0.058)
   From net realized gain                                                       (0.015)              --
-------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                             $       1.396    $       1.257
-------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                                               $      (0.960)   $      (0.675)
From net realized gain                                                          (0.206)              --
-------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                               $      (1.166)   $      (0.675)
-------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS CHARGED TO PAID-IN CAPITAL    $          --    $      (0.058)
-------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS                                  $          --    $      (0.089)
-------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR (COMMON SHARES)                           $      14.990    $      14.760
-------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF YEAR (COMMON SHARES)                              $      15.490    $      14.520
-------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON NET ASSET VALUE                                        9.83%(4)         7.89%(5)
-------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON MARKET VALUE                                          15.37%(4)         6.14%(5)
-------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                      INSURED NEW JERSEY FUND
                                                                                   ------------------------------
                                                                                      YEAR ENDED SEPTEMBER 30,
                                                                                   ------------------------------
                                                                                      2004(1)        2003(1)(2)
-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++

Net assets applicable to common shares, end of year (000's omitted)                $      38,326    $      37,687
Ratios (As a percentage of average net assets applicable to common shares):
   Net expenses(6)                                                                          1.13%            1.03%(7)
   Net expenses after custodian fee reduction(6)                                            1.13%            0.99%(7)
   Net investment income(6)                                                                 7.54%            6.69%(7)
Portfolio Turnover                                                                            22%              68%
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee and/or a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net assets applicable to common shares):
   Expenses(6)                                                                              1.37%            1.28%(7)
   Expenses after custodian fee reduction(6)                                                1.37%            1.24%(7)
   Net investment income(6)                                                                 7.30%            6.44%(7)
   Net investment income per share                                                 $       1.081    $       0.795
-----------------------------------------------------------------------------------------------------------------
++ The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets):
   Net expenses                                                                             0.71%            0.69%(7)
   Net expenses after custodian fee reduction                                               0.71%            0.66%(7)
   Net investment income                                                                    4.73%            4.43%(7)
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee and/or a reimbursement of expenses by the Adviser. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total net assets):
   Expenses                                                                                 0.86%            0.85%(7)
   Expenses after custodian fee reduction                                                   0.86%            0.82%(7)
   Net investment income                                                                    4.58%            4.26%(7)
-----------------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding                                                        900              900
   Asset coverage per preferred share(8)                                           $      67,588    $      66,875
   Involuntary liquidation preference per preferred share(9)                       $      25,000    $      25,000
   Approximate market value per preferred share(9)                                 $      25,000    $      25,000
-----------------------------------------------------------------------------------------------------------------

(1)  Computed using average common shares outstanding.
(2) For the period from the start of business, November 29, 2002, to September 30, 2003.
(3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.
(4) Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.
(5) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.
(6) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.
(7)  Annualized.
(8) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number or preferred shares outstanding.
(9)  Plus accumulated and unpaid dividends.

                        See notes to financial statements

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                INSURED NEW YORK FUND II
                                                                         ------------------------------------
                                                                                YEAR ENDED SEPTEMBER 30,
                                                                         ------------------------------------
                                                                            2004(1)              2003(1)(2)
-------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year (Common shares)                     $      14.870          $      14.325(3)
-------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                                    $       1.080          $       0.818
Net realized and unrealized gain                                                 0.223                  0.617
Distributions to preferred shareholders
   From net investment income                                                   (0.063)                (0.057)
   From net realized gain                                                       (0.016)                    --
-------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                             $       1.224          $       1.378
-------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                                               $      (0.963)         $      (0.686)
From net realized gain                                                          (0.221)                    --
-------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                               $      (1.184)         $      (0.686)
-------------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS CHARGED TO PAID-IN CAPITAL    $          --          $      (0.058)
-------------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS                                  $          --          $      (0.089)
-------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD (COMMON SHARES)                         $      14.910          $      14.870
-------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON SHARES)                            $      14.460          $      13.710
-------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON NET ASSET VALUE                                        8.75%(4)(10)           8.87%(5)
-------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON MARKET VALUE                                          14.39%(4)(10)           0.38%(5)
-------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                      INSURED NEW YORK FUND II
                                                                                   ------------------------------
                                                                                      YEAR ENDED SEPTEMBER 30,
                                                                                   ------------------------------
                                                                                      2004(1)        2003(1)(2)
-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++

Net assets applicable to common shares, end of year (000's omitted)                $      38,089    $      37,984
Ratios (As a percentage of average net assets applicable to common shares):
   Net expenses(6)                                                                          1.14%            1.03%(7)
   Net expenses after custodian fee reduction(6)                                            1.13%            0.98%(7)
   Net investment income(6)                                                                 7.31%            6.65%(7)
Portfolio Turnover                                                                            28%              66%
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee and/or a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net assets applicable to common shares):
   Expenses(6)                                                                              1.38%            1.28%(7)
   Expenses after custodian fee reduction(6)                                                1.37%            1.23%(7)
   Net investment income(6)                                                                 7.07%            6.40%(7)
   Net investment income per share                                                 $       1.045    $       0.787
-----------------------------------------------------------------------------------------------------------------
++ The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets):
   Net expenses                                                                             0.71%            0.68%(7)
   Net expenses after custodian fee reduction                                               0.71%            0.65%(7)
   Net investment income                                                                    4.58%            4.40%(7)
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee and/or a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total net assets):
   Expenses                                                                                 0.86%            0.85%(7)
   Expenses after custodian fee reduction                                                   0.86%            0.82%(7)
   Net investment income                                                                    4.43%            4.23%(7)
-----------------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding                                                        900              900
   Asset coverage per preferred share(8)                                           $      67,323    $      67,209
   Involuntary liquidation preference per preferred share(9)                       $      25,000    $      25,000
   Approximate market value per preferred share(9)                                 $      25,000    $      25,000
-----------------------------------------------------------------------------------------------------------------

(1)  Computed using average common shares outstanding.
(2) For the period from the start of business, November 29, 2002, to September 30, 2003.
(3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.
(4) Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.
(5) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.
(6) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.
(7)  Annualized.
(8) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.
(9)  Plus accumulated and unpaid dividends.
(10) During the year ended September 30, 2004, the investment adviser reimbursed the Fund for a net loss realized on the disposal of an investment in violation of restrictions. The reimbursement was less than $0.01 per common share and had no effect on total investment return on net asset value and total investment return on market value for the year ended September 30, 2004.

                        See notes to financial statements

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                               INSURED OHIO FUND
                                                                         ------------------------------
                                                                            YEAR ENDED SEPTEMBER 30,
                                                                         ------------------------------
                                                                            2004(1)        2003(1)(2)
-------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year (Common shares)                     $      14.620    $      14.325(3)
-------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                                    $       1.054    $       0.776
Net realized and unrealized gain                                                 0.018            0.402
Distributions to preferred shareholders
   From net investment income                                                   (0.086)          (0.060)
   From net realized gain                                                       (0.003)              --
-------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                             $       0.983    $       1.118
-------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                                               $      (0.930)   $      (0.675)
From net realized gain                                                          (0.033)              --
-------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                               $      (0.963)   $      (0.675)
-------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS CHARGED TO PAID-IN CAPITAL    $          --    $      (0.060)
-------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS                                  $          --    $      (0.088)
-------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD (COMMON SHARES)                         $      14.640    $      14.620
-------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON SHARES)                            $      15.200    $      14.430
-------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON NET ASSET VALUE                                        6.94%(4)         6.85%(5)
-------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON MARKET VALUE                                          12.49%(4)         5.46%(5)
-------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                         INSURED OHIO FUND
                                                                                   ------------------------------
                                                                                      YEAR ENDED SEPTEMBER 30,
                                                                                   ------------------------------
                                                                                      2004(1)        2003(1)(2)
-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++

Net assets applicable to common shares, end of year (000's omitted)                $      36,746    $      36,610
Ratios (As a percentage of average net assets applicable to common shares):
   Net expenses(6)                                                                          1.17%            1.05%(7)
   Net expenses after custodian fee reduction(6)                                            1.16%            0.99%(7)
   Net investment income(6)                                                                 7.30%            6.38%(7)
Portfolio Turnover                                                                            25%              32%
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee and/or a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net assets applicable to common shares):
   Expenses(6)                                                                              1.41%            1.30%(7)
   Expenses after custodian fee reduction(6)                                                1.40%            1.24%(7)
   Net investment income(6)                                                                 7.06%            6.13%(7)
   Net investment income per share                                                 $       1.019    $       0.746
-----------------------------------------------------------------------------------------------------------------
++ The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets):
   Net expenses                                                                             0.73%            0.69%(7)
   Net expenses after custodian fee reduction                                               0.72%            0.65%(7)
   Net investment income                                                                    4.55%            4.21%(7)
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee and/or a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total net assets):
   Expenses                                                                                 0.88%            0.86%(7)
   Expenses after custodian fee reduction                                                   0.87%            0.82%(7)
   Net investment income                                                                    4.40%            4.04%(7)
-----------------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding                                                        875              875
   Asset coverage per preferred share(7)                                           $      66,999    $      66,841
   Involuntary liquidation preference per preferred share(8)                       $      25,000    $      25,000
   Approximate market value per preferred share(8)                                 $      25,000    $      25,000
-----------------------------------------------------------------------------------------------------------------

(1)  Computed using average common shares outstanding.
(2) For the period from the start of business, November 29, 2002, to September 30, 2003.
(3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.
(4) Returns are historical and are calculated by determining the percentage change in net asset value or maket value with all distributions reinvested. Total return is not computed on an annualized basis.
(5) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current maket price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.
(6) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.
(7)  Annualized.
(8) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.
(9)  Plus accumulated and unpaid dividends.

                        See notes to financial statements

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                           INSURED PENNSYLVANIA FUND
                                                                         ------------------------------
                                                                           YEAR ENDED SEPTEMBER 30,
                                                                         ------------------------------
                                                                            2004(1)        2003(1)(2)
-------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year (Common shares)                     $      14.580    $      14.325(3)
-------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                                    $       1.068    $       0.811
Net realized and unrealized gain (loss)                                         (0.066)           0.331
Distributions to preferred shareholders
   From net investment income                                                   (0.083)          (0.060)
   From net realized gain                                                       (0.011)              --
-------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                             $       0.908    $       1.082
-------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                                               $      (0.938)   $      (0.681)
From net realized gain                                                          (0.140)              --
-------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                               $      (1.078)   $      (0.681)
-------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS CHARGED TO PAID-IN CAPITAL    $          --    $      (0.056)
-------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS                                  $          --    $      (0.090)
-------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD (COMMON SHARES)                         $      14.410    $      14.580
-------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON SHARES)                            $      14.980    $      14.330
-------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON NET ASSET VALUE                                        6.43%(4)         6.63%(5)
-------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON MARKET VALUE                                          12.57%(4)         4.80%(5)
-------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                     INSURED PENNSYLVANIA FUND
                                                                                   ------------------------------
                                                                                      YEAR ENDED SEPTEMBER 30,
                                                                                   ------------------------------
                                                                                      2004(1)        2003(1)(2)
-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++

Net assets applicable to common shares, end of year (000's omitted)                $      42,352    $      42,822
Ratios (As a percentage of average net assets applicable to common shares):
   Net expenses(6)                                                                          1.12%            1.03%(7)
   Net expenses after custodian fee reduction(6)                                            1.11%            0.97%(7)
   Net investment income(6)                                                                 7.37%            6.64%(7)
Portfolio Turnover                                                                            17%              34%
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee and/or a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net assets applicable to common shares):
   Expenses(6)                                                                              1.36%            1.28%(7)
   Expenses after custodian fee reduction(6)                                                1.35%            1.22%(7)
   Net investment income(6)                                                                 7.13%            6.39%(7)
   Net investment income per share                                                 $       1.033    $       0.780
-----------------------------------------------------------------------------------------------------------------
++ The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets):
   Net expenses                                                                             0.69%            0.68%(7)
   Net expenses after custodian fee reduction                                               0.69%            0.64%(7)
   Net investment income                                                                    4.58%            4.37%(7)
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee and/or a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total net assets):
   Expenses                                                                                 0.84%            0.84%(7)
   Expenses after custodian fee reduction                                                   0.84%            0.80%(7)
   Net investment income                                                                    4.43%            4.20%(7)
-----------------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding                                                      1,040            1,040
   Asset coverage per preferred share(8)                                           $      65,723    $      66,178
   Involuntary liquidation preference per preferred share(9)                       $      25,000    $      25,000
   Approximate market value per preferred share(9)                                 $      25,000    $      25,000
-----------------------------------------------------------------------------------------------------------------

(1)  Computed using average common shares outstanding.
(2) For the period from the start of business, November 29, 2002, to September 30, 2003.
(3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.
(4) Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.
(5) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.
(6) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.
(7)  Annualized.
(8) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.
(9)  Plus accumulated and unpaid dividends.

                        See notes to financial statements

EATON VANCE INSURED MUNICIPAL BOND FUNDS as of September 30, 2004
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Insured Municipal Bond Fund II (Insured Municipal Fund II), Eaton Vance Insured California Municipal Bond Fund II (Insured California Fund II), Eaton Vance Insured Florida Municipal Bond Fund (Insured Florida Fund), Eaton Vance Insured Massachusetts Municipal Bond Fund (Insured Massachusetts Fund), Eaton Vance Insured Michigan Municipal Bond Fund (Insured Michigan Fund), Eaton Vance Insured New Jersey Municipal Bond Fund (Insured New Jersey Fund), Eaton Vance Insured New York Municipal Bond Fund II (Insured New York Fund
   II), Eaton Vance Insured Ohio Municipal Bond Fund (Insured Ohio Fund), and Eaton Vance Insured Pennsylvania Municipal Bond Fund (Insured Pennsylvania
   Fund) (individually referred to as the Fund or collectively the Funds) are registered under the Investment Company Act of 1940, as amended, as non-diversified, closed-end management investment companies. Each of the Funds was organized under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated October 3, 2002. Each Fund's investment objective is to achieve current income exempt from regular federal income tax, including alternative minimum tax, and taxes in its specified state. Each Fund seeks to achieve its objective by investing primarily in high grade municipal obligations that are insured as to the timely payment of principal and interest.

   The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the bid and asked prices. Futures contracts and options on futures contracts listed on the commodity exchanges are valued at closing settlement prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INVESTMENT TRANSACTIONS -- Investment transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuations during this period. To the extent that when-issued or delayed delivery purchases are outstanding, the Fund instructs the custodian to segregate assets in a separate account, with a current value at least equal to the amount of its purchase commitments.

   C INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

   D FEDERAL TAXES -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Therefore, no provision for federal income or excise tax is necessary. At September 30, 2004, the Funds, for federal income tax purposes, had a capital loss carryover which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

   FUND                       AMOUNT         EXPIRES
   ------------------------------------------------------------
   Insured Michigan Fund      $  113,378     September 30, 2012
   Insured Ohio Fund              37,328     September 30, 2012

   Additionally, at September 30, 2004, Insured Municipal Fund II, Insured California Fund II, Insured Florida Fund, Insured Massachusetts Fund, Insured Michigan Fund, Insured New Jersey Fund, Insured New York Fund II, Insured Ohio Fund, and Insured Pennsylvania Fund had net capital losses of $854,540, $1,310,426, $1,128,423, $816,432, $631,302, $1,125,725, $694,063, $884,190,
   and $1,415,291 respectively, attributable to security transactions incurred after October 31, 2003. These are treated as arising on the first day of each Fund's taxable year ending September 30, 2005.

   In addition, each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income taxes when received by each Fund, as exempt-interest dividends.

   E ORGANIZATION AND OFFERING COSTS -- Costs incurred by each Fund in connection with its organization have been expensed. Costs incurred by each Fund in connection with the offerings of the common shares and preferred shares were recorded as a reduction of capital paid in excess of par applicable to common shares.

   F FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, a Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Fund. A Fund's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   G OPTIONS ON FINANCIAL FUTURES CONTRACTS -- Upon the purchase of a put option on a financial futures contract by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, a Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

   H USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   I INDEMNIFICATIONS -- Under each Fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund and shareholders are indemnified against personal liability for the obligations of each Fund. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

   J EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Fund maintains with IBT. All credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

2  AUCTION PREFERRED SHARES (APS)

   Each Fund issued Auction Preferred Shares on January 15, 2003 in a public offering. The underwriting discounts and other offering costs were recorded as a reduction of capital of the common shares of each Fund. Dividends on the APS, which accrue daily, are cumulative at a rate which was established at the offering of each Fund's APS and generally have been reset every seven days thereafter by an auction unless a special dividend period has been set. Initially, the Insured Municipal Fund II elected an Initial Dividend Period for Series B of 360 days. Effective January 9, 2004, a special dividend period was set on the Series B shares of the Insured Municipal Fund II. The dividend rate, which matures on January 7, 2005, is 1.06%. Series A and Series B are identical in all respects except for the dates of reset for the dividend rates. Auction Preferred Shares issued and outstanding as of September 30, 2004 and dividend rate ranges for the year ended September 30, 2004 are as indicated below:

                                             PREFERRED SHARES      DIVIDENDS RATE
   FUND                                   ISSUED AND OUTSTANDING      RANGES
   ------------------------------------------------------------------------------
   Insured Municipal II Fund Series A                      1,750   0.45% - 1.75%
   Insured Municipal II Fund Series B                      1,750   1.06% - 1.35%
   Insured California Fund II                              1,350   0.40% - 1.50%
   Insured Florida Fund                                      900   0.45% - 1.30%
   Insured Massachusetts Fund                                620   0.45% - 1.75%
   Insured Michigan Fund                                     540   0.60% - 1.45%
   Insured New Jersey Fund                                   900   0.40% - 2.00%
   Insured New York Fund II                                  900   0.45% - 1.51%
   Insured Ohio Fund                                         875   0.75% - 1.75%
   Insured Pennsylvania Fund                               1,040   0.82% - 1.75%

   The APS are redeemable at the option of each Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if any Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the Common Shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Fund is required to maintain certain asset coverage with respect to the APS as defined in each Trust's By-Laws and the Investment Company Act of 1940. Each Fund pays an annual fee equivalent to 0.25% of the preferred shares liquidation value for the remarketing efforts associated with the preferred auction.

3  DISTRIBUTIONS TO SHAREHOLDERS

   Each Fund intends to make monthly distributions of net investment income, after payments of any dividends on any outstanding APS. Distributions are recorded on the ex-dividend date. Distributions of realized capital gains, if any, are made at least annually. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. Effective January 9, 2004, the Series B shares of the Insured Municipal Fund II set a special dividend period of 366 days. The Insured Municipal Fund II Series B pays accumulated dividends on the first business day of each month. Final payment will be made on January 10, 2005. The applicable dividend rates for Auction Preferred Shares on September 30, 2004 are listed below. For the year ended September 30, 2004, the amount of dividends each Fund paid to Auction Preferred shareholders and average APS dividend rates for such period were as follows:

                                                        DIVIDENDS PAID
                                                         TO PREFERRED
                                                       SHAREHOLDERS FROM       AVERAGE
                                                        NET INVESTMENT          APS
                                          APS             INCOME AND           DIVIDEND
                                     DIVIDEND RATES    REALIZED GAIN FOR      RATES FOR
                                         AS OF          THE YEAR ENDED      THE YEAR ENDED
                                      SEPTEMBER 30,      SEPTEMBER 30,      SEPTEMBER 30,
   FUND                                   2004               2004               2004
   ----------------------------------------------------------------------------------------
   Insured Municipal Fund II
     Series A                                   0.89%            425,901               0.97%
   Insured Municipal Fund II
     Series B                                   1.06%            543,549               1.24%
   Insured California Fund II                   1.10%            306,879               0.91%
   Insured Florida Fund                         1.00%            213,308               0.95%
   Insured Massachusetts Fund                   1.40%            149,005               0.96%
   Insured Michigan Fund                        1.45%            134,802               1.00%
   Insured New Jersey Fund                      1.51%            210,579               0.94%
   Insured New York Fund II                     1.51%            202,607               0.90%
   Insured Ohio Fund                            1.50%            222,263               1.02%
   Insured Pennsylvania Fund                    1.45%            276,329               1.06%

   The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid in capital. These differences relate primarily to the difference in method for accreting market discount and amortizing premiums.

   The tax character of distributions paid for the years ended September 30, 2004 and for the period from the start of business, November 29, 2002 to September 30, 2003 was as follows:

                                    INSURED           INSURED           INSURED
                                    MUNICIPAL II      CALIFORNIA II     FLORIDA
   ------------------------------------------------------------------------------------
   YEAR ENDED 9/30/04

   Distributions declared from:
   Tax-exempt income                $    10,715,305   $     3,944,086   $     2,577,020
   Ordinary income                  $     1,738,046   $        76,309   $        88,904
   Long-term capital gain                        --   $       170,193   $       131,832

   PERIOD ENDED 9/30/03

   Distributions declared from:
   Tax-exempt income                $     7,778,655   $     2,792,069   $     1,872,500

                                    INSURED           INSURED           INSURED
                                    MASSACHUSETTS     MICHIGAN          NEW JERSEY
   ------------------------------------------------------------------------------------
   YEAR ENDED 9/30/04

   Distributions declared from:
   Tax-exempt income                $     1,774,782   $     1,564,667   $     2,625,409
   Ordinary income                  $       244,245                --   $       349,671
   Long-term capital gain           $       177,009                --   $       214,826

   PERIOD ENDED 9/30/03

   Distributions declared from:
   Tax-exempt income                $     1,276,077   $     1,104,383   $     1,867,451

                                    INSURED           INSURED           INSURED
                                    NEW YORK II       OHIO              PENNSYLVANIA
   ------------------------------------------------------------------------------------
   YEAR ENDED 9/30/04

   Distributions declared from:
   Tax-exempt income                $     2,621,004   $     2,546,347   $     2,998,851
   Ordinary income                  $       514,935   $        43,959   $       309,085
   Long-term capital gain           $        89,770   $        45,858   $       136,034

   PERIOD ENDED 9/30/03

   Distributions declared from:
   Tax-exempt income                $     1,895,841   $     1,837,742   $     2,174,471

   During the year ended September 30, 2004, the following amounts were reclassified due to differences between book and tax accounting for amortization and accretion on debt securities, market discount on disposal of securities, and capital losses:

                                    INSURED           INSURED           INSURED
                                    MUNICIPAL II      CALIFORNIA II     FLORIDA
   ------------------------------------------------------------------------------------
   Increase (decrease):
     Paid in capital                $        (1,833)  $          (102)  $          (371)
   Accumulated net realized
     gain/(loss) on investments     $        48,475   $        16,767   $         8,266
   Accumulated
     undistributed income           $       (46,642)  $       (16,665)  $        (7,895)

                                    INSURED           INSURED           INSURED
                                    MASSACHUSETTS     MICHIGAN          NEW JERSEY
   ------------------------------------------------------------------------------------
   Increase (decrease):
     Paid in capital                $          (636)               --   $          (674)
   Accumulated net realized
     gain/(loss) on investments     $         7,391   $        11,056   $         1,494
   Accumulated
     undistributed income           $        (6,755)  $       (11,056)  $          (820)

                                    INSURED           INSURED           INSURED
                                    NEW YORK II       OHIO              PENNSYLVANIA
   ------------------------------------------------------------------------------------
   Increase (decrease):
     Paid in capital                $        (1,190)  $          (115)  $          (663)
   Accumulated net realized
     gain/(loss) on investments     $         9,416   $        22,128   $         5,462
   Accumulated
     undistributed income           $        (8,226)  $       (22,013)  $        (4,799)

   These changes had no effect on the net assets or net asset value per share of the Funds.

   As of September 30, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                    INSURED           INSURED           INSURED
                                    MUNICIPAL II      CALIFORNIA II     FLORIDA
   ------------------------------------------------------------------------------------
   Undistributed Income             $     1,637,028   $       466,403   $       243,538
   Capital loss carryforward                     --                --                --
   Unrealized gain                  $     6,766,389   $     1,795,774   $     1,522,186
   Other temporary differences      $       (51,759)  $      (995,822)  $      (916,238)

                                    INSURED           INSURED           INSURED
                                    MASSACHUSETTS     MICHIGAN          NEW JERSEY
   ------------------------------------------------------------------------------------
   Undistributed Income             $       291,640   $       208,342   $       449,398
   Capital loss carryforward                     --   $      (113,378)               --
   Unrealized gain                  $     1,590,603   $     1,372,662   $     2,544,932
   Other temporary differences      $      (664,842)  $      (458,068)  $      (939,030)

                                    INSURED           INSURED           INSURED
                                    NEW YORK II       OHIO              PENNSYLVANIA
   ------------------------------------------------------------------------------------
   Undistributed Income             $       305,412   $       146,312   $       310,301
   Capital loss carryforward                     --   $       (37,328)               --
   Unrealized gain                  $     2,036,118   $     1,704,612   $     1,521,395
   Other temporary differences      $      (468,593)  $      (650,925)  $    (1,173,144)

4  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee, computed at an annual rate of 0.55% of each Fund's average weekly gross assets, was earned by Eaton Vance Management
   (EVM) as compensation for investment advisory services rendered to each Fund. Except for Trustees of each Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to each Fund out of such investment adviser fee. For the year ended September 30, 2004, the fee was equivalent to 0.55% of each Fund's average weekly gross assets and amounted to

   $1,281,462, $494,512, $328,560, $225,727, $195,467, $331,927, $331,401,
   $319,329 and $377,313 for Insured Municipal Fund II, Insured California Fund II, Insured Florida Fund, Insured Massachusetts Fund, Insured Michigan Fund, Insured New Jersey Fund, Insured New York Fund II, Insured Ohio Fund and Insured Pennsylvania Fund, respectively. EVM also serves as the administrator of the Funds, but currently receives no compensation.

   In addition, EVM has contractually agreed to reimburse the Fund for fees and other expenses in the amount of 0.15% of average weekly total assets of each Fund during the first five full years of each Fund's operations, 0.10% of average weekly total assets of each Fund in year six, and 0.05% in year seven. For the year ended September 30, 2004, EVM contractually waived $349,490, $134,867, $89,607, $61,562, $53,309, $90,526, $90,382, $87,090 and
   $102,904 for Insured Municipal Fund II, Insured California Fund II, Insured Florida Fund, Insured Massachusetts Fund, Insured Michigan Fund, Insured New Jersey Fund, Insured New York Fund II, Insured Ohio Fund and Insured Pennsylvania Fund, respectively.

   EVM made a voluntary reimbursement to the Eaton Vance Insured New York Municipal Bond Fund II of $10,000 to compensate the Fund for a realized loss incurred from the sale of an investment security in violation of the Fund's investment restrictions.

   Certain officers and one Trustee of each Fund are officers of the above organization.

   During the year ended September 30, 2004, certain Funds engaged in purchase and sale transactions with other Funds that also utilize EVM or Boston Management and Research, a wholly-owned subsidiary of EVM, as an investment adviser. These purchase and sale transactions complied with Rule 17a-7 under the Investment Company Act of 1940 and amounted to:

   FUND                                PURCHASES          SALES
   ------------------------------------------------------------------
   Insured Florida                        --          $       512,305
   Insured Massachusetts                  --          $     1,226,682

5  INVESTMENTS

   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the year ended September 30, 2004 were as follows:

   INSURED MUNICIPAL FUND II

   Purchases                                          $    79,558,626
   Sales                                                   88,318,549

   INSURED CALIFORNIA FUND II

   Purchases                                          $    11,631,911
   Sales                                                   15,079,073

   INSURED FLORIDA FUND

   Purchases                                          $    11,151,362
   Sales                                                   11,678,450

   INSURED MASSACHUSETTS FUND

   Purchases                                          $    15,954,104
   Sales                                                   17,881,783

   INSURED MICHIGAN FUND

   Purchases                                          $     2,922,313
   Sales                                                    3,871,241

   INSURED NEW JERSEY FUND

   Purchases                                          $    13,441,706
   Sales                                                   15,346,393

   INSURED NEW YORK FUND II

   Purchases                                          $    16,782,850
   Sales                                                   19,010,459

   INSURED OHIO FUND

   Purchases                                          $    14,268,587
   Sales                                                   15,863,229

   INSURED PENNSYLVANIA FUND

   Purchases                                          $    11,635,018
   Sales                                                   13,099,740

6  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Fund at September 30, 2004, as computed for Federal income tax purposes, were as follows:

   INSURED MUNICIPAL FUND II

   AGGREGATE COST                                     $   226,726,909
   ------------------------------------------------------------------
   Gross unrealized appreciation                      $     8,786,440
   Gross unrealized depreciation                           (1,178,083)
   ------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                        $     7,608,357
   ------------------------------------------------------------------

   INSURED CALIFORNIA FUND II

   AGGREGATE COST                                     $    85,082,937
   ------------------------------------------------------------------
   Gross unrealized appreciation                      $     2,120,061
   Gross unrealized depreciation                                   --
   ------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                        $     2,120,061
   ------------------------------------------------------------------

   INSURED FLORIDA FUND

   AGGREGATE COST                                     $    57,123,319
   ------------------------------------------------------------------
   Gross unrealized appreciation                      $     1,736,216
   Gross unrealized depreciation                                   --
   ------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                        $     1,736,216
   ------------------------------------------------------------------

   INSURED MASSACHUSETTS FUND

   AGGREGATE COST                                     $    39,269,957
   ------------------------------------------------------------------
   Gross unrealized appreciation                      $     1,763,546
   Gross unrealized depreciation                              (21,353)
   ------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                        $     1,742,193
   ------------------------------------------------------------------

   INSURED MICHIGAN FUND

   AGGREGATE COST                                     $    33,715,519
   ------------------------------------------------------------------
   Gross unrealized appreciation                      $     1,546,968
   Gross unrealized depreciation                                   --
   ------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                        $     1,546,968
   ------------------------------------------------------------------

   INSURED NEW JERSEY FUND

   AGGREGATE COST                                     $    57,442,276
   ------------------------------------------------------------------
   Gross unrealized appreciation                      $     2,744,158
   Gross unrealized depreciation                               (9,738)
   ------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                        $     2,734,420
   ------------------------------------------------------------------

   INSURED NEW YORK FUND II

   AGGREGATE COST                                     $    57,008,544
   ------------------------------------------------------------------
   Gross unrealized appreciation                      $     2,263,450
   Gross unrealized depreciation                                   --
   ------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                        $     2,263,450
   ------------------------------------------------------------------

   INSURED OHIO FUND

   AGGREGATE COST                                     $    55,551,257
   ------------------------------------------------------------------
   Gross unrealized appreciation                      $     1,965,451
   Gross unrealized depreciation                              (23,980)
   ------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                        $     1,941,471
   ------------------------------------------------------------------

   INSURED PENNSYLVANIA FUND

   AGGREGATE COST                                     $    65,531,399
   ------------------------------------------------------------------
   Gross unrealized appreciation                      $     1,766,232
   Gross unrealized depreciation                                   --
   ------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                        $     1,766,232
   ------------------------------------------------------------------

7  SHARES OF BENEFICIAL INTEREST

   The Declaration of Trust permits the Funds to issue an unlimited number of full and fractional $0.01 par value common shares. Transactions in common shares were as follows:

                                                         INSURED MUNICIPAL FUND II
                                                      ---------------------------------
                                                          YEAR ENDED SEPTEMBER 30,
                                                      ---------------------------------
                                                           2004             2003(1)
   ------------------------------------------------------------------------------------
   Sales                                                           --         9,897,891
   ------------------------------------------------------------------------------------
   Shares issued pursuant to the
     Fund's dividend reinvestment plan                          8,524             3,023
   ------------------------------------------------------------------------------------
   NET INCREASE                                                 8,524         9,900,914
   ------------------------------------------------------------------------------------

                                                         INSURED CALIFORNIA FUND II
                                                      ---------------------------------
                                                          YEAR ENDED SEPTEMBER 30,
                                                      ---------------------------------
                                                            2004            2003(1)
   ------------------------------------------------------------------------------------
   Sales                                                           --         3,844,564
   ------------------------------------------------------------------------------------
   Shares issued pursuant to the
     Fund's dividend reinvestment plan                          4,287                26
   ------------------------------------------------------------------------------------
   NET INCREASE                                                 4,287         3,844,590
   ------------------------------------------------------------------------------------

                                                            INSURED FLORIDA FUND
                                                      ---------------------------------
                                                          YEAR ENDED SEPTEMBER 30,
                                                      ---------------------------------
                                                            2004            2003(1)
   ------------------------------------------------------------------------------------
   Sales                                                           --         2,535,523
   ------------------------------------------------------------------------------------
   Shares issued pursuant to the
     Fund's dividend reinvestment plan                          7,561            13,733
   ------------------------------------------------------------------------------------
   NET INCREASE                                                 7,561         2,549,256
   ------------------------------------------------------------------------------------

                                                         INSURED MASSACHUSETTS FUND
                                                      ---------------------------------
                                                          YEAR ENDED SEPTEMBER 30,
                                                      ---------------------------------
                                                            2004            2003(1)
   ------------------------------------------------------------------------------------
   Sales                                                           --         1,736,767
   ------------------------------------------------------------------------------------
   Shares issued pursuant to the
     Fund's dividend reinvestment plan                          3,155               606
   ------------------------------------------------------------------------------------
   NET INCREASE                                                 3,155         1,737,373
   ------------------------------------------------------------------------------------

                                                           INSURED MICHIGAN FUND
                                                      ---------------------------------
                                                          YEAR ENDED SEPTEMBER 30,
                                                      ---------------------------------
                                                            2004            2003(1)
   ------------------------------------------------------------------------------------
   Sales                                                           --         1,500,707
   ------------------------------------------------------------------------------------
   Shares issued pursuant to the
     Fund's dividend reinvestment plan                          1,114               556
   ------------------------------------------------------------------------------------
   NET INCREASE                                                 1,114         1,501,263
   ------------------------------------------------------------------------------------

                                                          INSURED NEW JERSEY FUND
                                                      ---------------------------------
                                                          YEAR ENDED SEPTEMBER 30,
                                                      ---------------------------------
                                                            2004            2003(1)
   ------------------------------------------------------------------------------------
   Sales                                                           --         2,546,634
   ------------------------------------------------------------------------------------
   Shares issued pursuant to the
     Fund's dividend reinvestment plan                          3,742               553
   ------------------------------------------------------------------------------------
   NET INCREASE                                                 3,742         2,547,187
   ------------------------------------------------------------------------------------

                                                          INSURED NEW YORK FUND II
                                                      ---------------------------------
                                                          YEAR ENDED SEPTEMBER 30,
                                                      ---------------------------------
                                                            2004            2003(1)
   ------------------------------------------------------------------------------------
   Sales                                                           --         2,546,647
   ------------------------------------------------------------------------------------
   Shares issued pursuant to the
     Fund's dividend reinvestment plan                            303               289
   ------------------------------------------------------------------------------------
   NET INCREASE                                                   303         2,546,936
   ------------------------------------------------------------------------------------

                                                              INSURED OHIO FUND
                                                      ---------------------------------
                                                          YEAR ENDED SEPTEMBER 30,
                                                      ---------------------------------
                                                            2004            2003(1)
   ------------------------------------------------------------------------------------
   Sales                                                           --         2,496,446
   ------------------------------------------------------------------------------------
   Shares issued pursuant to the
     Fund's dividend reinvestment plan                          5,040             1,073
   ------------------------------------------------------------------------------------
   NET INCREASE                                                 5,040         2,497,519
   ------------------------------------------------------------------------------------

                                                         INSURED PENNSYLVANIA FUND
                                                      ---------------------------------
                                                          YEAR ENDED SEPTEMBER 30,
                                                      ---------------------------------
                                                            2004            2003(1)
   ------------------------------------------------------------------------------------
   Sales                                                           --         2,930,531
   ------------------------------------------------------------------------------------
   Shares issued pursuant to the
     Fund's dividend reinvestment plan                          2,128               426
   ------------------------------------------------------------------------------------
   NET INCREASE                                                 2,128         2,930,957
   ------------------------------------------------------------------------------------

   (1) For the period from the start of business, November 29, 2002, to September 30, 2003.

8  FINANCIAL INSTRUMENTS

   Each Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment each Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at September 30, 2004 is as follows:

   FUTURES CONTRACTS

                          EXPIRATION                                               AGGREGATE                         NET UNREALIZED
   FUND                   DATE         CONTRACTS                        POSITION   COST             VALUE            DEPRECIATION
   --------------------------------------------------------------------------------------------------------------------------------
   Insured
   Municipal II           12/04        500 U.S. Treasury Bond           Short      $  (55,267,407)  $  (56,109,375)  $     (841,968)
   --------------------------------------------------------------------------------------------------------------------------------
   Insured
   California II          12/04        200 U.S. Treasury Bond           Short      $  (22,119,463)  $  (22,443,750)  $     (324,287)
   --------------------------------------------------------------------------------------------------------------------------------
   Insured
   Florida                12/04        132 U.S. Treasury Bond           Short      $  (14,598,845)  $  (14,812,875)  $     (214,030)
   --------------------------------------------------------------------------------------------------------------------------------
   Insured
   Massachusetts          12/04        80 U.S. Treasury Bond            Short      $   (8,825,910)  $   (8,977,500)  $     (151,590)
   --------------------------------------------------------------------------------------------------------------------------------
   Insured
   Michigan               12/04        85 U.S. Treasury Bond            Short      $   (9,364,288)  $   (9,538,594)  $     (174,306)
   --------------------------------------------------------------------------------------------------------------------------------
   Insured
   New Jersey             12/04        100 U.S. Treasury Bond           Short      $  (11,032,387)  $  (11,221,875)  $     (189,488)
   --------------------------------------------------------------------------------------------------------------------------------
   Insured
   New York II            12/04        135 U.S. Treasury Bond           Short      $  (14,922,199)  $  (15,149,531)  $     (227,332)
   --------------------------------------------------------------------------------------------------------------------------------
   Insured
   Ohio                   12/04        125 U.S. Treasury Bond           Short      $  (13,790,485)  $  (14,027,344)  $     (236,859)
   --------------------------------------------------------------------------------------------------------------------------------
   Insured
   Pennsylvania           12/04        151 U.S. Treasury Bond           Short      $  (16,700,194)  $  (16,945,031)  $     (244,837)
   --------------------------------------------------------------------------------------------------------------------------------

   At September 30, 2004, each Fund had sufficient cash and/or securities to cover margin requirements on open future contracts.

9  OVERDRAFT ADVANCES

   Pursuant to the custodian agreement between the Funds and Investors Bank & Trust (the Bank), the Bank may in its discretion advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft by the Funds, the Funds are obligated to repay the Bank at the current rate of interest charged by the Bank for secured loans (currently, a rate above the federal funds rate). This obligation is payable on demand to the Bank. At September 30, 2004, the Insured Municipal Fund II, the Insured Florida Fund, the Insured Massachusetts Fund and the Insured New Jersey Fund had payments due to the Bank pursuant to the foregoing arrangement of $1,183,720, $315,862, $86,339 and $142,053, respectively.

10 ANNUAL MEETING OF SHAREHOLDERS (UNAUDITED)

   Each Fund held its Annual Meeting of Shareholders on July 23, 2004. The following action was taken by the shareholders of each Fund:

   Item 1: The election of James B. Hawkes and Samuel L. Hayes, III as Class II Trustees of the Fund for a three-year term expiring in 2007. Mr. Hayes was designated the Nominee to be elected by APS shareholders:

                                             NOMINEE FOR             NOMINEE FOR
                                           CLASS II TRUSTEE       CLASS II TRUSTEE
                                            ELECTED BY APS         ELECTED BY ALL
                                             SHAREHOLDERS:          SHAREHOLDERS
   FUND                                  SAMUEL L. HAYES, III     JAMES B. HAWKES
   ---------------------------------------------------------------------------------
   Insured Municipal Fund II

     For                                                3,500              8,292,491
     Withheld                                               0                 53,208
   ---------------------------------------------------------------------------------
   Insured California Fund II

     For                                                1,263              3,141,957
     Withheld                                               0                  6,111
   ---------------------------------------------------------------------------------
   Insured Florida Fund

     For                                                  828              2,033,100
     Withheld                                               1                 15,837
   ---------------------------------------------------------------------------------
   Insured Massachusetts Fund

     For                                                  620              1,499,861
     Withheld                                               0                 13,265
   ---------------------------------------------------------------------------------
   Insured Michigan Fund

     For                                                  366              1,352,686
     Withheld                                               0                 12,292
   ---------------------------------------------------------------------------------
   Insured New Jersey Fund

     For                                                  816              2,237,926
     Withheld                                               0                  7,525
   ---------------------------------------------------------------------------------
   Insured New York Fund II

     For                                                  810              2,127,167
     Withheld                                               0                 42,138
   ---------------------------------------------------------------------------------
   Insured Ohio Fund

     For                                                  864              1,931,250
     Withheld                                               0                 17,366
   ---------------------------------------------------------------------------------
   Insured Pennsylvania Fund

     For                                                  943              2,571,100
     Withheld                                               0                 32,401
   ---------------------------------------------------------------------------------

EATON VANCE INSURED MUNICIPAL BOND FUNDS as of September 30, 2004
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND SHAREHOLDERS OF EATON VANCE INSURED MUNICIPAL BOND FUND II, EATON VANCE INSURED CALIFORNIA MUNICIPAL BOND FUND II, EATON VANCE INSURED FLORIDA MUNICIPAL BOND FUND, EATON VANCE INSURED MASSACHUSETTS MUNICIPAL BOND FUND, EATON VANCE INSURED MICHIGAN MUNICIPAL BOND FUND, EATON VANCE INSURED NEW JERSEY MUNICIPAL BOND FUND, EATON VANCE INSURED NEW YORK MUNICIPAL BOND FUND II, EATON VANCE INSURED OHIO MUNICIPAL BOND FUND, AND EATON VANCE INSURED PENNSYLVANIA MUNICIPAL BOND FUND :

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Eaton Vance Insured Municipal Bond Fund II, Eaton Vance Insured California Municipal Bond Fund II, Eaton Vance Insured Florida Municipal Bond Fund, Eaton Vance Insured Massachusetts Municipal Bond Fund, Eaton Vance Insured Michigan Municipal Bond Fund, Eaton Vance Insured New Jersey Municipal Bond Fund, Eaton Vance Insured New York Municipal Bond Fund II, Eaton Vance Insured Ohio Municipal Bond Fund, and Eaton Vance Insured Pennsylvania Municipal Bond Fund (the "Funds") as of September 30, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets and financial highlights for the year then ended and for the period from the start of business, November 29, 2002 to September 30, 2003. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Our procedures included confirmation of securities held as of September 30, 2004 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights, referred to above, present fairly, in all material respects, the financial position of Eaton Vance Insured Municipal Bond Fund II, Eaton Vance Insured California Municipal Bond Fund II, Eaton Vance Insured Florida Municipal Bond Fund, Eaton Vance Insured Massachusetts Municipal Bond Fund, Eaton Vance Insured Michigan Municipal Bond Fund, Eaton Vance Insured New Jersey Municipal Bond Fund, Eaton Vance Insured New York Municipal Bond Fund II, Eaton Vance Insured Ohio Municipal Bond Fund, and Eaton Vance Insured Pennsylvania Municipal Bond Fund at September 30, 2004, the results of their operations, the changes in their net assets and their financial highlights for the year then ended and for the period from the start of business, November 29, 2002 to September 30, 2004, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 17, 2004

EATON VANCE INSURED MUNICIPAL BOND FUNDS as of September 30, 2004
FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2005 will show the tax status of all distributions paid to your account in calendar 2004. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year end regarding exempt-interest dividends and capital gains dividends.

EXEMPT-INTEREST DIVIDENDS -- The Funds designate the following amounts of dividends from net investment income as an exempt-interest dividend.


Insured Municipal Bond Fund II                            100.00%
Insured California Municipal Bond Fund II                 100.00%
Insured Florida Municipal Bond Fund                       100.00%
Insured Massachusetts Municipal Bond Fund                 100.00%
Insured Michigan Municipal Bond Fund                      100.00%
Insured New Jersey Municipal Bond Fund                    100.00%
Insured New York Municipal Bond Fund II                   100.00%
Insured Ohio Municipal Bond Fund                          100.00%
Insured Pennsylvania Municipal Bond Fund                  100.00%

CAPITAL GAINS DIVIDENDS -- The Funds designate the following amounts as capital gain dividends.

Insured Municipal Bond Fund II                                --
Insured California Municipal Bond Fund II            $   170,193
Insured Florida Municipal Bond Fund                  $   131,832
Insured Massachusetts Municipal Bond Fund            $   177,009
Insured Michigan Municipal Bond Fund                          --
Insured New Jersey Municipal Bond Fund               $   214,826
Insured New York Municipal Bond Fund II              $    89,770
Insured Ohio Municipal Bond Fund                     $    45,858
Insured Pennsylvania Municipal Bond Fund             $   136,034

EATON VANCE INSURED MUNICIPAL BOND FUNDS
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees and officers of Eaton Vance Insured Municipal Bond Fund II (EIV), Eaton Vance Insured California Municipal Bond Fund II (EIA), Eaton Vance Insured Florida Municipal Bond Fund (EIF), Eaton Vance Insured Massachusetts Municipal Bond Fund (MAB), Eaton Vance Insured Michigan Municipal Bond Fund (MIW), Eaton Vance Insured New Jersey Municipal Bond Fund (EMJ), Eaton Vance Insured New York Municipal Bond Fund II (NYH), Eaton Vance Insured Ohio Municipal Bond Fund (EIO), and Eaton Vance Pennsylvania Municipal Bond Fund
(EIP), (the Funds) are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Funds, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds' principal underwriter and a wholly-owned subsidiary of EVM.

                                   TERM OF                                       NUMBER OF PORTFOLIOS
                  POSITION(S)     OFFICE AND                                       IN FUND COMPLEX
NAME AND           WITH THE       LENGTH OF         PRINCIPAL OCCUPATION(S)          OVERSEEN BY
DATE OF BIRTH       FUNDS          SERVICE          DURING PAST FIVE YEARS           TRUSTEE(1)           OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED
TRUSTEE
James B. Hawkes   Trustee      Until 2007. 3      Chairman, President and                195                   Director of EVC
11/9/41           and Vice     years. Trustee     Chief Executive Officer of
                  President    since 2002.        BMR, EVC, EVM and EV;
                                                  Director of EV; Vice
                                                  President and Director of
                                                  EVD. Trustee and/or officer
                                                  of 195 registered investment
                                                  companies in the Eaton Vance
                                                  Fund Complex. Mr.Hawkes is
                                                  an interested person because
                                                  of his positions with BMR,
                                                  EVM, EVC and EV, which are
                                                  affiliates of the Funds.

NONINTERESTED
TRUSTEE(S)
Samuel L. Hayes,  Trustee(A)   Until 2007. 3      Jacob H. Schiff Professor of           195               Director of Tiffany & Co.
III                            years. Trustee     Investment Banking Emeritus,                             (specialty retailer) and
2/23/35                        since 2002.        Harvard University Graduate                                     Telect, Inc.
                                                  School of Business                                           (telecommunication
                                                  Administration.                                               services company)

William H. Park   Trustee      Until 2006. 3      President and Chief                    195                          None
9/19/47                        years. Trustee     Executive Officer, Prizm
                               since 2003.        Capital Management, LLC
                                                  (investment management firm)
                                                  (since 2002). Executive Vice
                                                  President and Chief
                                                  Financial Officer, United
                                                  Asset Management Corporation
                                                  (a holding company owning
                                                  institutional investment
                                                  management firms)
                                                  (1982-2001).

Ronald A.         Trustee      Until 2005. 3      Professor of Law, Georgetown           195                          None
Pearlman                       years. Trustee     University Law Center (since
7/10/40                        since 2003.        1999). Tax Partner,
                                                  Covington & Burling,
                                                  Washington, DC (1991-2000).

Norton H. Reamer  Trustee (A)  Until 2005. 3      President, Chief Executive             195                          None
9/21/35                        years. Trustee     Officer and a Director of
                               since 2002.        Asset Management Finance
                                                  Corp. (a specialty finance
                                                  company serving the
                                                  investment management
                                                  industry) (since
                                                  October 2003). President,
                                                  Unicorn Corporation (an
                                                  investment and financial
                                                  advisory services company)
                                                  (since September 2000).
                                                  Formerly, Chairman, Hellman,
                                                  Jordan Management Co., Inc.
                                                  (an investment management
                                                  company) (2000-2003).
                                                  Formerly, Advisory Director
                                                  of Berkshire Capital
                                                  Corporation (investment
                                                  banking firm) (2002-2003).
                                                  Formerly Chairman of the
                                                  Board, United Asset
                                                  Management Corporation (a
                                                  holding company owning
                                                  institutional investment
                                                  management firms) and
                                                  Chairman, President and
                                                  Director, UAM Funds (mutual
                                                  funds) (1980-2000).

                                   TERM OF                                       NUMBER OF PORTFOLIOS
                  POSITION(S)     OFFICE AND                                       IN FUND COMPLEX
NAME AND           WITH THE       LENGTH OF            PRINCIPAL OCCUPATION(S)       OVERSEEN BY
DATE OF BIRTH       FUNDS          SERVICE             DURING PAST FIVE YEARS         TRUSTEE(1)          OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED
TRUSTEE(S)
(CONTINUED)
Lynn A. Stout     Trustee       Until 2005. 3     Professor of Law, University           195                          None
9/14/57                         years. Trustee    of California at Los Angeles
                                since 2002.       School of Law (since July
                                                  2001). Formerly, Professor of
                                                  Law, Georgetown University
                                                  Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                         TERM OF
                              POSITION(S)               OFFICE AND
NAME AND                       WITH THE                 LENGTH OF                          PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                    FUNDS                   SERVICE                           DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------------
Thomas J. Fetter               President                Since 2002         Vice President of EVM and BMR. Officer of 124
8/20/43                                                                    registered investment companies managed by EVM or BMR.

William H. Ahern, Jr.      Vice President of      Vice President of MIW    Vice President of EVM and BMR. Officer of 78 registered
7/28/59                       MIW and EIV        since 2002; of EIV since  investment companies managed by EVM or BMR.
                                                           2004

Craig R. Brandon         Vice President of EIF          Since 2004         Vice President of EVM and BMR. Officer of 44
12/31/66                                                                   registered investment companies managed by EVM or BMR.


Cynthia J. Clemson          Vice President        Vice President of EIA,   Vice President of EVM and BMR. Officer of 84
3/2/63                                           EIF and EIP since 2002;   registered investment companies managed by EVM or BMR.
                                                  of EIV, MAB, MIW, EMJ,
                                                  NYH and EIO since 2004

Robert B. MacIntosh         Vice President              Since 2002         Vice President of EVM and BMR. Officer of 124
1/22/57                                                                    registered investment companies managed by EVM or BMR.

Alan R. Dynner                 Secretary                Since 2002         Vice President, Secretary and Chief Legal Officer of
10/10/40                                                                   BMR, EVM, EVD, EV and EVC. Officer of 195 registered
                                                                           investment companies managed by EVM or BMR.


James L. O'Connor              Treasurer                Since 2002         Vice President of BMR, EVM and EVD. Officer of 116
4/1/45                                                                     registered investment companies managed by EVM or BMR.

Paul M. O'Neil             Chief Compliance             Since 2004         Vice President of BMR and EVM. Officer of 195
7/11/53                         Officer                                    registered investment companies managed by EVM and BMR.

(1) Includes both master and feeder funds in a master-feeder structure.
(A) APS Trustee.

EATON VANCE INSURED MUNICIPAL BOND FUNDS
DIVIDEND REINVESTMENT PLAN

Each Fund offers a dividend reinvestment plan (the Plan) pursuant to which shareholders may elect to have dividends and capital gains distributions automatically reinvested in common shares (the Shares) of the same Fund. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc. as dividend paying agent. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with each Fund's transfer agent, PFPC Inc., or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by each Fund. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquiries regarding the Plan can be directed to the Plan Agent, PFPC Inc., at 1-800-331-1710.

EATON VANCE INSURED MUNICIPAL BOND FUNDS
APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

                                   ---------------------------------------------
                                   Please print exact name on account

                                   ---------------------------------------------
                                   Shareholder signature             Date

                                   ---------------------------------------------
                                   Shareholder signature             Date

                                   Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

THIS AUTHORIZATION FORM, WHEN SIGNED, SHOULD BE MAILED TO THE FOLLOWING ADDRESS:

                               Eaton Vance Insured Municipal Bond Funds
                               c/o PFPC Inc.
                               P.O. Box 43027
                               Providence, RI 02940-3027
                               800-331-1710

NUMBER OF EMPLOYEES

Each Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, nondiversified, management investment company and has no employees.

NUMBER OF SHAREHOLDERS

As of September 30, 2004, our records indicate that there are 36, 12, 8, 6, 10, 10, 21, 24 and 57 registered shareholders for Insured Municipal Fund II, Insured California Fund II, Insured Florida Fund, Insured Massachusetts Fund, Insured Michigan Fund, Insured New Jersey Fund, Insured New York Fund II, Insured Ohio Fund and Insured Pennsylvania Fund, respectively, and approximately 4,900, 1,700, 1,300, 2,200, 1,000, 2,600, 1,300, 1,500 and 1,900 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries for Insured Municipal Fund II, Insured California Fund II, Insured Florida Fund, Insured Massachusetts Fund, Insured Michigan Fund, Insured New Jersey Fund, Insured New York Fund II, Insured Ohio Fund and Insured Pennsylvania Fund, respectively.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about a Fund, please write or call:

                               Eaton Vance Distributors, Inc.
                               The Eaton Vance Building
                               255 State Street
                               Boston, MA 02109
                               1-800-225-6265

AMERICAN STOCK EXCHANGE SYMBOLS

Insured Municipal Fund II        EIV
Insured California Fund II       EIA
Insured Florida Fund             EIF
Insured Massachusetts Fund       MAB
Insured Michigan Fund            MIW
Insured New Jersey Fund          EMJ
Insured New York Fund II         NYH
Insured Ohio Fund                EIO
Insured Pennsylvania Fund        EIP

                       This Page Intentionally Left Blank

                       This Page Intentionally Left Blank

INVESTMENT ADVISER AND ADMINISTRATOR OF EATON VANCE INSURED MUNICIPAL BOND FUNDS
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, Ma 02109

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, Ma 02116

                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
                                    PFPC INC.
                 Attn: Eaton Vance Insured Municipal Bond Funds
                                 P.O. Box 43027
                            Providence, RI 02940-3027
                                 (800) 331-1710

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                              DELOITTE & TOUCHE LLP
                               200 Berkeley Street
                              Boston, MA 02116-5022


                    EATON VANCE INSURED MUNICIPAL BOND FUNDS
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

1557-11/04                                                    8IMBIISRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) -(d)

The following table presents the aggregate fees billed to the registrant for the registrant's fiscal years ended September 30, 2003 and September 30, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during such period.

FISCAL YEAR ENDED                                    9/30/03          9/30/04
--------------------------------------------------------------------------------
Audit Fees                                         $     25,132     $     28,263

Audit-Related Fees(1)                                     3,500            3,600

Tax Fees(2)                                               5,400            6,100

All Other Fees(3)                                             0                0
                                                   -----------------------------

Total                                              $     34,032     $     37,963
                                                   =============================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

During the fiscal year ended September 30, 2004, $35,000 was billed by D&T, the principal accountant for certain of the Series, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management's assertion that it has maintained an effective internal control structure over the sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c) (7) (ii) of Regulation S-X.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the registrant by its principal accountant for the registrant's last two fiscal years; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization for the registrant's last two fiscal years.

FISCAL YEAR ENDED                                    9/30/03           9/30/04
--------------------------------------------------------------------------------
REGISTRANT                                         $      8,900     $      9,700

EATON VANCE(1)                                     $    448,295     $    329,084

(1) Eaton Vance Management, a subsidiary of Eaton Vance Corp., acts as the registrant's investment adviser and administrator.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. Norton H. Reamer (Chair), Samuel L. Hayes, III, William H. Park and Lynn A. Stout are the members of the registrant's audit committee.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 is available
(1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)      Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)   Treasurer's Section 302 certification.
(a)(2)(ii)  President's Section 302 certification.
(b)         Combined Section 906 certification.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE INSURED MUNICIPAL BOND FUND II

By:     /s/ Thomas J. Fetter
       --------------------------------------------
       Thomas J. Fetter
       President


Date:  November 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James L. O'Connor
       -------------------------------------
       James L. O'Connor
       Treasurer


Date:    November 17, 2004


By:      /s/ Thomas J. Fetter
       ------------------------------------------
       Thomas J. Fetter
       President


Date:  November 17, 2004

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) -(d)

The following table presents the aggregate fees billed to the registrant for the registrant's fiscal years ended September 30, 2003 and September 30, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during such period.

FISCAL YEAR ENDED                                    9/30/03          9/30/04
--------------------------------------------------------------------------------
Audit Fees                                         $     19,055     $     24,679

Audit-Related Fees(1)                                     3,500            3,600

Tax Fees(2)                                               5,400            6,100

All Other Fees(3)                                             0                0
                                                   -----------------------------

Total                                              $     27,955     $     34,379
                                                   =============================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant's auction preferred shares.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning.
(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the registrant by its principal accountant for the registrant's last two fiscal years; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization for the registrant's last two fiscal years.

FISCAL YEAR ENDED                                    9/30/03           9/30/04
--------------------------------------------------------------------------------
REGISTRANT                                         $      8,900     $      9,700

EATON VANCE(1)                                     $    448,295     $    329,084

(1) Eaton Vance Management, a subsidiary of Eaton Vance Corp., acts as the registrant's investment adviser and administrator.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. Norton H. Reamer (Chair), Samuel L. Hayes, III, William H. Park and Lynn A. Stout are the members of the registrant's audit committee.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients.

The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 is available
(1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)      Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)   Treasurer's Section 302 certification.
(a)(2)(ii)  President's Section 302 certification.
(b)         Combined Section 906 certification.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE INSURED CALIFORNIA MUNICIPAL BOND FUND II

By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  November 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  November 17, 2004


By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  November 17, 2004

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) -(d)

The following table presents the aggregate fees billed to the registrant for the registrant's fiscal years ended September 30, 2003 and September 30, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during such period.

FISCAL YEAR ENDED                                     9/30/03          9/30/04
--------------------------------------------------------------------------------
Audit Fees                                         $     16,171     $     21,898

Audit-Related Fees(1)                                     3,500            3,600

Tax Fees(2)                                               5,400            6,100

All Other Fees(3)                                             0                0
                                                   -----------------------------

Total                                              $     25,071     $     31,598
                                                   =============================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant's auction preferred shares.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning.
(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

 (e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the registrant by its principal accountant for the registrant's last two fiscal years; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization for the registrant's last two fiscal years.

FISCAL YEAR ENDED                                    9/30/03          9/30/04
--------------------------------------------------------------------------------
REGISTRANT                                         $      8,900     $      9,700

EATON VANCE(1)                                     $    448,295     $    329,084

(1) Eaton Vance Management, a subsidiary of Eaton Vance Corp., acts as the registrant's investment adviser and administrator.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. Norton H. Reamer

(Chair), Samuel L. Hayes, III, William H. Park and Lynn A. Stout are the members of the registrant's audit committee.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 is available
(1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)      Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)   Treasurer's Section 302 certification.

(a)(2)(ii)  President's Section 302 certification.
(b)         Combined Section 906 certification.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE INSURED FLORIDA MUNICIPAL BOND FUND

By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  November 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  November 17, 2004


By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  November 17, 2004

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) -(d)

The following table presents the aggregate fees billed to the registrant for the registrant's fiscal years ended September 30, 2003 and September 30, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during such period.

FISCAL YEAR ENDED                                    9/30/03           9/30/04
--------------------------------------------------------------------------------
Audit Fees                                         $     13,596     $     21,898

Audit-Related Fees(1)                                     3,500            3,600

Tax Fees(2)                                               5,400            6,100

All Other Fees(3)                                             0                0
                                                   -----------------------------

Total                                              $     22,496     $     31,598
                                                   =============================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant's auction preferred shares.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning.
(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the registrant by its principal accountant for the registrant's last two fiscal years; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization for the registrant's last two fiscal years.

FISCAL YEAR ENDED                                     9/30/03         9/30/04
--------------------------------------------------------------------------------
REGISTRANT                                         $      8,900     $      9,700

EATON VANCE(1)                                     $    448,295     $    329,084

(1) Eaton Vance Management, a subsidiary of Eaton Vance Corp., acts as the registrant's investment adviser and administrator.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. Norton H. Reamer

(Chair), Samuel L. Hayes, III, William H. Park and Lynn A. Stout are the members of the registrant's audit committee.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 is available
(1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)      Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)   Treasurer's Section 302 certification.

(a)(2)(ii)  President's Section 302 certification.
(b)         Combined Section 906 certification.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE INSURED MASSACHUSETTS MUNICIPAL BOND FUND

By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  November 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  November 17, 2004


By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  November 17, 2004

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) -(d)

The following table presents the aggregate fees billed to the registrant for the registrant's fiscal years ended September 30, 2003 and September 30, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during such period.

FISCAL YEAR ENDED                                    9/30/03          9/30/04
--------------------------------------------------------------------------------
Audit Fees                                         $     13,557     $     17,654

Audit-Related Fees(1)                                     3,500            3,600

Tax Fees(2)                                               5,400            6,100

All Other Fees(3)                                             0                0
                                                   -----------------------------

Total                                              $     22,457     $     27,354
                                                   =============================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant's auction preferred shares.
(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning.
(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the registrant by its principal accountant for the registrant's last two fiscal years; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization for the registrant's last two fiscal years.

FISCAL YEAR ENDED                                    9/30/03          9/30/04
--------------------------------------------------------------------------------
REGISTRANT                                         $      8,900     $      9,700

EATON VANCE(1)                                     $    448,295     $    329,084

(1) Eaton Vance Management, a subsidiary of Eaton Vance Corp., acts as the registrant's investment adviser and administrator.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. Norton H. Reamer (Chair), Samuel L. Hayes, III, William H. Park and Lynn A. Stout are the members of the registrant's audit committee.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 is available
(1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)      Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)   Treasurer's Section 302 certification.
(a)(2)(ii)  President's Section 302 certification.
(b)         Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INSURED MICHIGAN MUNICIPAL BOND FUND

By:     /s/Thomas J. Fetter
       -------------------------
       Thomas J. Fetter
       President


Date:  November 17, 2004
       -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/James L. O'Connor
       ----------------------
       James L. O'Connor
       Treasurer


Date:  November 17, 2004
       -----------------


By:      /s/Thomas J. Fetter
       ---------------------
       Thomas J. Fetter
       President


Date:  November 17, 2004
       -----------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) -(d)

The following table presents the aggregate fees billed to the registrant for the registrant's fiscal years ended September 30, 2003 and September 30, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during such period.

FISCAL YEAR ENDED                                    9/30/03          9/30/04
--------------------------------------------------------------------------------
Audit Fees                                         $     16,171     $  20,435.20

Audit-Related Fees(1)                                     3,500            3,600

Tax Fees(2)                                               5,400            6,100

All Other Fees(3)                                             0                0
                                                   -----------------------------

Total                                              $     25,071     $  27,354.20
                                                   =============================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.
(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning.
(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

During the fiscal year ended September 30, 2004, $35,000 was billed by D&T, the principal accountant for certain of the Series, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management's assertion that it has maintained an effective internal control structure over the sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c) (7) (ii) of Regulation S-X.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the registrant by its principal accountant for the registrant's last two fiscal years; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization for the registrant's last two fiscal years.

FISCAL YEAR ENDED                                    9/30/03           9/30/04
--------------------------------------------------------------------------------
REGISTRANT                                         $      8,900     $      9,700

EATON VANCE(1)                                     $    448,295     $    329,084

(1) Eaton Vance Management, a subsidiary of Eaton Vance Corp., acts as the registrant's investment adviser and administrator.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. Norton H. Reamer (Chair), Samuel L. Hayes, III, William H. Park and Lynn A. Stout are the members of the registrant's audit committee.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 is available
(1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)      Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)   Treasurer's Section 302 certification.
(a)(2)(ii)  President's Section 302 certification.
(b)         Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INSURED NEW JERSEY MUNICIPAL BOND FUND

By:    /s/Thomas J. Fetter
       ------------------------
       Thomas J. Fetter
       President


Date:  November 17, 2004
       -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  November 17, 2004
       -----------------


By:    /s/Thomas J. Fetter
       ------------------------
       Thomas J. Fetter
       President


Date:  November 17, 2004
       -----------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) -(d)

The following table presents the aggregate fees billed to the registrant for the registrant's fiscal years ended September 30, 2003 and September 30, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during such period.

FISCAL YEAR ENDED                                    9/30/03          9/30/04
--------------------------------------------------------------------------------
Audit Fees                                         $     16,171     $     20,435

Audit-Related Fees(1)                                     3,500            3,600

Tax Fees(2)                                               5,400            6,100

All Other Fees(3)                                             0                0
                                                   -----------------------------

Total                                              $     25,071     $     30,135
                                                   =============================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.
(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

During the fiscal year ended September 30, 2004, $35,000 was billed by D&T, the principal accountant for certain of the Series, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management's assertion that it has maintained an effective internal control structure over the sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c) (7) (ii) of Regulation S-X.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the registrant by its principal accountant for the registrant's last two fiscal years; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization for the registrant's last two fiscal years.

FISCAL YEAR ENDED                                    9/30/03           9/30/04
--------------------------------------------------------------------------------
REGISTRANT                                         $      8,900     $      9,700

EATON VANCE(1)                                     $    448,295     $    329,084

(1) Eaton Vance Management, a subsidiary of Eaton Vance Corp., acts as the registrant's investment adviser and administrator.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. Norton H. Reamer (Chair), Samuel L. Hayes, III, William H. Park and Lynn A. Stout are the members of the registrant's audit committee.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 is available
(1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)      Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)   Treasurer's Section 302 certification.
(a)(2)(ii)  President's Section 302 certification.
(b)         Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE INSURED NEW YORK MUNICIPAL BOND FUND II

By:     /s/ Thomas J. Fetter
       --------------------------------------------
       Thomas J. Fetter
       President


Date:  November 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ James L. O'Connor
       --------------------------------------
       James L. O'Connor
       Treasurer


Date:  November 17, 2004


By:     /s/ Thomas J. Fetter
       ------------------------------------------
       Thomas J. Fetter
       President


Date:  November 17, 2004

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) -(d)

The following table presents the aggregate fees billed to the registrant for the registrant's fiscal years ended September 30, 2003 and September 30, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during such period.

FISCAL YEAR ENDED                                    9/30/03          9/30/04
--------------------------------------------------------------------------------
Audit Fees                                         $     16,171     $     21,898

Audit-Related Fees(1)                                     3,500            3,600

Tax Fees(2)                                               5,400            6,100

All Other Fees(3)                                             0                0
                                                   -----------------------------

Total                                              $     25,071     $     31,598
                                                   =============================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant's auction preferred shares.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning.
(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the registrant by its principal accountant for the registrant's last two fiscal years; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization for the registrant's last two fiscal years.

FISCAL YEAR ENDED                                    9/30/03          9/30/04
--------------------------------------------------------------------------------
REGISTRANT                                         $      8,900     $      9,700

EATON VANCE(1)                                     $    448,295     $    329,084

(1) Eaton Vance Management, a subsidiary of Eaton Vance Corp., acts as the registrant's investment adviser and administrator.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. Norton H. Reamer

(Chair), Samuel L. Hayes, III, William H. Park and Lynn A. Stout are the members of the registrant's audit committee.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 is available
(1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)      Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)   Treasurer's Section 302 certification.
(a)(2)(ii)  President's Section 302 certification.
(b)         Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE INSURED OHIO MUNICIPAL BOND FUND

By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  November 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  November 17, 2004


By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  November 17, 2004

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) -(d)

The following table presents the aggregate fees billed to the registrant for the registrant's fiscal years ended September 30, 2003 and September 30, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during such period.

FISCAL YEAR ENDED                                    9/30/03          9/30/04
--------------------------------------------------------------------------------
Audit Fees                                         $     16,132     $  44,846.20

Audit-Related Fees(1)                                     3,500            4,950

Tax Fees(2)                                               5,400            6,100

All Other Fees(3)                                             0                0
                                                   -----------------------------

Total                                              $     25,032     $  55,896.20
                                                   =============================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.
(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning.
(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

During the fiscal year ended September 30, 2004, $35,000 was billed by D&T, the principal accountant for certain of the Series, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management's assertion that it has maintained an effective internal control structure over the sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c) (7) (ii) of Regulation S-X.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the registrant by its principal accountant for the registrant's last two fiscal years; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization for the registrant's last two fiscal years.

FISCAL YEAR ENDED                                    9/30/03          9/30/04
--------------------------------------------------------------------------------
REGISTRANT                                         $      8,900     $     11,050

EATON VANCE(1)                                     $    448,295     $    329,084

(1) Eaton Vance Management, a subsidiary of Eaton Vance Corp., acts as the registrant's investment adviser and administrator.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. Norton H. Reamer (Chair), Samuel L. Hayes, III, William H. Park and Lynn A. Stout are the members of the registrant's audit committee.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 is available
(1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)      Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)   Treasurer's Section 302 certification.
(a)(2)(ii)  President's Section 302 certification.
(b)         Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INSURED PENNSYLVANIA MUNICIPAL BOND FUND

By:     /s/Thomas J. Fetter
       ------------------------
       Thomas J. Fetter
       President


Date:  November 17, 2004
       -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  November 17, 2004
       -----------------


By:     /s/Thomas J. Fetter
       ------------------------
       Thomas J. Fetter
       President


Date:  November 17, 2004
       -----------------